CALVERT
VARIABLE
SERIES,  INC.

CALVERT
SOCIAL
PORTFOLIOS


ANNUAL  REPORT
DECEMBER  31,  1999

CALVERT  VARIABLE  SERIES,  INC.
CALVERT  SOCIAL  MONEY  MARKET  PORTFOLIO

MANAGED  BY  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.

DEAR  INVESTOR:

1999 MARKED A YEAR OF INCREASING RATES FOR FIXED INCOME MARKET PARTICIPANTS. AT THE START OF THE YEAR, INTEREST RATES WERE NEAR LOWS, AND THE MARKET EXPECTED THE FEDERAL RESERVE TO HOLD THE FED FUNDS RATE STEADY AT 4.75%. WHILE THE ECONOMY WAS GROWING RAPIDLY, FINANCIAL DIFFICULTIES ABROAD KEPT THE US MARKETS AS THE SAFE HAVEN. PAYDOWNS IN TREASURY FINANCING NEEDS MEANT LOW SUPPLY AND KEPT DOWNWARD PRESSURE ON YIELDS. INSTABILITY IN FOREIGN ECONOMIES, NAMELY ASIA, MEXICO AND BRAZIL, WERE EXPECTED TO CONTINUE AND KEEP US RATES LOW.

THE  INVESTMENT  CLIMATE
BY SUMMER IT WAS CLEAR THAT THE ECONOMY WAS HEATING UP AND THAT FOREIGN CONCERNS WERE DISSIPATING. FED CHAIRMAN GREENSPAN BEGAN MAKING PUBLIC REMARKS ABOUT INFLATION CONCERNS. THE FED EMBARKED ON WHAT WOULD TURN OUT TO BE THREE RATE HIKES. LABOR MARKETS BECAME TIGHTER AND TIGHTER, UNEMPLOYMENT DROPPED TO NEW LOWS, THE STOCK MARKETS HIT ALL TIME HIGHS, AND PURCHASING ON THE CONSUMER AND MANUFACTURING LEVELS SOARED. WHILE SOME FELT THAT THIS INCREASE COULD BE OFFSET WITH GAINS IN PRODUCTIVITY, THE MARKETS BECAME MORE CONVINCED THAT INFLATION WOULD BECOME A PROBLEM.

RATE HIKES OF 25 BASIS POINTS OCCURRED IN JUNE, AUGUST AND NOVEMBER. THE FED ALSO STARTED A NEW POLICY OF ANNOUNCING THEIR INTENTIONS FOR THE NEXT MEETING. INTERPRETATION OF THE WORDING VARIED GREATLY AND CAUSED SOME VOLATILITY IN SHORT RATES RATHER THAN INCREASING STABILITY AS THE FED HAD INTENDED. THE ENTIRE TREASURY YIELD CURVE FLATTENED WITH SHORT RATES INCREASING FASTER THAN LONG BOND RATES.

THE FOURTH QUARTER OF THE YEAR WAS DOMINATED BY Y2K CONCERNS. MARKET PARTICIPANTS WORRIED THAT THERE COULD BE A RUSH ON BANKS AND THAT INDIVIDUALS WOULD PULL SIGNIFICANT AMOUNTS OF MONEY OUT OF MUTUAL FUNDS. ISSUERS BECAME WORRIED ABOUT LIQUIDITY AND ATTEMPTED TO ENTICE INVESTORS INTO OBLIGATIONS MATURING IN THE NEW YEAR. RATES SPIKED TO LEVELS NOT SEEN IN YEARS. THE FED, HOWEVER, INJECTED LARGE AMOUNTS OF LIQUIDITY INTO THE BANKING SYSTEM AND EFFECTIVELY MANAGED TO ALLAY FEARS OF A SHORTFALL IN CASH. INVESTORS DID NOT PANIC AS FEARED AND THE MARKETS ENJOYED A QUIET CLOSE TO THE YEAR.

PERFORMANCE  AND  STRATEGY
FOR THE YEAR ENDED DECEMBER 31, 1999, YOUR PORTFOLIO RETURNED 4.82% VS 3.66% FOR THE LIPPER VARIABLE ANNUITY MONEY MARKET INDEX.

THE PORTFOLIO INVESTS HEAVILY IN VARIABLE RATE DEMAND NOTES BACKED BY LETTERS OF CREDIT FROM COMMERCIAL BANKS. THESE SECURITIES RESET THEIR RATES FREQUENTLY, WHICH MEANS THE FUND REALIZED THE BENEFITS OF RAISING RATES. OVER THE LAST YEAR THE PORTFOLIO HAS KEPT ITS AVERAGE DAYS TO MATURITY SHORTER THAN MOST MONEY
MARKET  FUNDS.  WITH  THE  SHARP  RISE IN RATES AND OUR CONTINUED EXPECTATION OF
HIGHER  RATES,  THIS  HAS  PROVEN  TO  BE  AN  EFFECTIVE  STRATEGY.

OUTLOOK
WE BELIEVE THAT INFLATION CONCERNS WILL CONTINUE TO PLAGUE THE MARKETS AND FORCE THE FED TO RAISE RATES AT LEAST ONE MORE TIME THIS YEAR. THE ECONOMY CONTINUES TO GROW, CONSUMERS CONTINUE TO PURCHASE, CREDIT CARD DEBT IS RISING AND LABOR MARKETS ARE VERY TIGHT. WITH THE STOCK MARKET AT HIGH LEVELS, THE AVAILABILITY OF JOBS, AND HIGH CONSUMER CONFIDENCE, HIGHER RATES APPEAR A CERTAINTY. THE FED WILL MOST LIKELY RAISE RATES AGAIN IN FEBRUARY AND SEE IF THE ECONOMY SLOWS DOWN TO A SUSTAINABLE LEVEL. IF NO SIGNIFICANT SLOWDOWN IS SEEN, ANOTHER RATE HIKE LATER IN THE FIRST HALF OF THE YEAR IS LIKELY. THE RISK HOWEVER REMAINS WITH THE STOCK MARKET. A SIGNIFICANT DECLINE IN STOCK MARKET PRICES COULD FORCE A FLIGHT TO QUALITY, CAUSING A RALLY IN SHORT-TERM FIXED INCOME MARKETS.




SINCERELY,




LAURIE  WEBSTER
CALVERT  ASSET  MANAGEMENT  COMPANY
JANUARY  24,  2000

CALVERT SOCIAL MONEY MARKET PORTFOLIO OF CALVERT VARIABLE SERIES, INC., SHOULD NOT BE CONFUSED WITH THE CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO. PERFORMANCE OF THE TWO FUNDS WILL DIFFER.

REPORT  OF  INDEPENDENT  ACCOUNTANTS


TO THE BOARD OF DIRECTORS OF CALVERT VARIABLE SERIES, INC. AND SHAREHOLDERS OF CALVERT SOCIAL MONEY MARKET PORTFOLIO:


IN OUR OPINION, THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES, INCLUDING THE SCHEDULE OF INVESTMENTS, AND THE RELATED STATEMENT OF OPERATIONS, STATEMENT OF CHANGES IN NET ASSETS AND FINANCIAL HIGHLIGHTS PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF CALVERT SOCIAL MONEY MARKET PORTFOLIO, (ONE OF THE PORTFOLIOS COMPRISING CALVERT VARIABLE SERIES, INC., HEREINAFTER REFERRED TO AS THE "FUND"), AT DECEMBER 31, 1999, THE RESULTS OF ITS OPERATIONS, THE CHANGES IN ITS NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE PERIODS INDICATED THEREIN, IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS (HEREINAFTER REFERRED TO AS "FINANCIAL STATEMENTS") ARE THE RESPONSIBILITY OF THE FUND'S MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS BASED ON OUR AUDITS. WE CONDUCTED OUR AUDITS OF THESE FINANCIAL STATEMENTS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES, WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS, WHICH INCLUDED CONFIRMATION OF SECURITIES AT DECEMBER 31, 1999 BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS, PROVIDE A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.



PRICEWATERHOUSECOOPERS  LLP

BALTIMORE,  MARYLAND
FEBRUARY  4,  2000

MONEY  MARKET  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
DECEMBER  31,  1999

TAXABLE  VARIABLE  RATE                              PRINCIPAL
DEMAND  NOTES  -  65.6%                               AMOUNT            VALUE
ALABAMA  STATE  IDA,  MITCHELL  GROCERY,  5.85%,  5/1/10,
     LOC:  REGIONS  BANK  *                          $185,000         $185,000
ALABAMA  STATE  IDA,  SIMCALA,  INC.,  6.00%,  12/1/19,
     LOC:  BANK  OF  AMERICA  *                       460,000          460,000
AMERICAN  BAPTIST  HOMES  COPS,  6.10%,  10/1/27,
     LOC:  BANQUE  NATIONAL  DE  PARIS  *              47,000           47,000
ASPEN  INSTITUTE,  INC.,  6.1038%,  12/1/04,
     LOC:  ALLFIRST  BANK  *                          300,000          300,000
BEL  AIR, LLC., 6.00%, 12/1/15, LOC: AMSOUTH BANK *    410,000         410,000
BETTERS  GROUP  LP.,  6.00%,  2/1/12,  LOC:  CENTURY  NATIONAL
     BANK  AND TRUST, CONFIRMING LOC: MELLON BANK *    430,000         430,000
BLOUNT  STRANGE  REALTY  HOLDINGS,  LLC.,  6.00%,  7/1/16,
     LOC:  REGIONS  BANK  *                            485,000         485,000
BOTSFORD  GENERAL  HOSPITAL,  5.95%,  2/15/27,
     LOC:  MICHIGAN  NATIONAL  *                       650,000         650,000
COLORADO  HEALTH  FACILITIES  AUTHORITY  REVENUE,  6.75%,  2/1/25,
     LOC:  KREDIETBANK  *                              460,000         460,000
HEALTH  MIDWEST  VENTURES  GROUP,  6.60%,  8/1/19,
     LOC:  BANK  OF  AMERICA  *                        800,000         800,000
HEALTHTRACK  SPORTS  AND  WELLNESS,  6.60%,  2/15/27,
     LOC:  AMERICAN  NATIONAL  BANK  &  TRUST  *       600,000         600,000
IPC  INDUSTRIES,  INC.,  6.00%,  10/1/11,
     LOC:  NATIONAL  BANK  OF  CANADA  *               310,000         310,000
MONTGOMERY  COUNTY,  KENTUCKY  INDUSTRIAL  DEVELOPMENT  REVENUE,
     FINEBLANKING PROJECT, 6.00%, 8/1/06, LOC: FLEET BANK *
                                                       189,000         189,000
NEW  BRITAIN  CONNECTICUT  REVENUE,  5.70%,  2/1/00,  LOC:  AMBAC  *
                                                       600,000         599,820
NEW  JERSEY  ECONOMIC  DEVELOPMENT  AUTHORITY  REVENUE,
     6.20%,  11/1/06,  LOC:  FIRST  UNION  BANK  *     360,000         360,000
PHYSICIANS  PLUS  MEDICAL  GROUP, 6.75%, 8/1/16, LOC: LASALLE BANK *
                                                       600,000         600,000
SAULT  STE  MARIE,  MICHIGAN,  6.47125%,  6/1/03,
     LOC:  FIRST  AMERICA  BANK,  MI  *                175,000         175,000
ST.  JOSEPH  COUNTY  ECONOMIC  DEVELOPMENT  REVENUE,
     6.10%,  6/1/27,  LOC:  FHLB  -  INDIANAPOLIS *    925,000         925,000
ST.  PAUL,  MINNESOTA  HOUSING  AND  REDEVELOPMENT  AUTHORITY,
     6.50%,  3/1/18,  LOC:  CREDIT LOCAL D FRANCE *    580,000         580,000
ST.  PAUL,  MINNESOTA  PORT  IDA,  6.50%,  6/1/11,
     LOC:  US  BANK  -  NATIONAL  ASSN.  *             250,000         250,000
SOUTH  CENT  COMMUNICATIONS  CORP.,  6.60%,  6/1/13,
     LOC:  CITIZENS  NATIONAL  BANK, CONFIRMING LOC: SUNTRUST BANK *
                                                       380,000         380,000
W.L.  PETREY  WHOLESALE,  INC.,  INDUSTRIAL  DEVELOPMENT,
     6.00%,  3/1/11,  LOC:  SOUTHTRUST  BANK,  AL *    345,000         345,000
WASHINGTON  STATE  HOUSING  FINANCE  AUTHORITY,  GLENBROOK
     APARTMENTS,  6.50%,  7/1/29,  LOC:  BANK ONE *    600,000         600,000
WAUKESHA  HEALTH  SYSTEM,  INC.,  6.45%,  8/15/26,
     LOC:  BANK  OF  AMERICA  *                        600,000         600,000

          TOTAL  TAXABLE  VARIABLE  RATE  DEMAND  NOTES  (COST  $10,740,820)
                                                                    10,740,820

                                                      PRINCIPAL
CORPORATE  OBLIGATIONS  -  6.8%                       AMOUNT           VALUE
FLEET  FINANCIAL  GROUP,  INC.,  7.125%,  7/1/16        $170,000      $170,753
JEFFERSON-PILOT  CORP.,  5.70%,  2/3/00                  500,000       497,388
NATIONSBANK  CORP.,  5.375%,  4/15/00                    245,000       244,682
NORWEST  FINANCIAL,  INC.,  5.125%,  4/15/00             200,000       199,668

          TOTAL  CORPORATE OBLIGATIONS (COST $1,112,491)              1,112,491

U.S.  GOVERNMENT  AGENCIES  AND
INSTRUMENTALITIES  -  16.6%
FEDERAL  FARM  CREDIT  BANK,  5.18%,  2/4/00            150,000        149,266
FEDERAL  HOME  LOAN  BANK,  5.60%,  5/12/00             295,000        288,943
FEDERAL  HOME  LOAN  MORTGAGE  CORP., 5.45%, 2/7/00     500,000        497,199
FEDERAL  HOME  LOAN  MORTGAGE  CORP., 5.57%, 2/9/00     413,000        410,508
FEDERAL  HOME  LOAN  MORTGAGE CORP., 5.59%, 2/24/00     140,000        138,826
FEDERAL  HOME  LOAN  MORTGAGE  CORP., 5.20%, 4/4/00     250,000        246,606
FEDERAL  HOME  LOAN  MORTGAGE CORP., 5.60%, 6/28/00     480,000        466,635
FEDERAL  NATIONAL  MORTGAGE  ASSN.,  5.63%,  4/6/00     285,000        280,721
FEDERAL  NATIONAL  MORTGAGE  ASSN.,  5.22%, 6/15/00     250,000        243,982

          TOTAL  U.S.  GOVERNMENT  AGENCIES  AND  INSTRUMENTALITIES
          (COST  $2,722,686)                                         2,722,686

MUNICIPAL  OBLIGATIONS  -  9.3%
CALIFORNIA  STATEWIDE  COMMUNITY  DEVELOPMENT  AUTHORITY
     MFH  REVENUE,  6.25%,  7/1/27,  LOC:  SANWA  BANK,
     CONFIRMING  LOC: CALIFORNIA STATE TEACHER'S RETIREMENT SYSTEM *
                                                        280,000        280,000
HEALTH  INSURANCE  PLAN  GREATER  NY  REVENUE,  6.00%,  7/1/16,500,000
     LOC:  MORGAN  GUARANTY  TRUST  *                   500,000        500,000
MARICOPA  COUNTY  IDA  REVENUE,  6.00%,  2/1/29,
     LOC:  BANQUE  NATIONAL  DE  PARIS *             390,000           390,000
VIRGINIA  STATE  HOUSING  DEVELOPMENT  AUTHORITY,  5.87%,  7/1/07,
     BPA:  BAYER  HYPOBANK  *                         20,000            20,000
VIRGINIA  STATE  HOUSING  DEVELOPMENT  AUTHORITY,  5.80%,  1/1/47,
     GA:  VIRGINIA  HOUSING DEVELOPMENT AUTHORITY *      335,000       335,000

          TOTAL  MUNICIPAL OBLIGATIONS (COST $1,525,000)              1,525,000

               TOTAL  INVESTMENTS  (COST  $16,100,997)  -  98.3%     16,100,997
               OTHER  ASSETS  AND  LIABILITIES, NET - 1.7%              286,125
               NET  ASSETS  -  100%                                 $16,387,122





* OPTIONAL TENDER FEATURES GIVE THESE SECURITIES A SHORTER EFFECTIVE MATURITY DATE.

EXPLANATION  OF  GUARANTEES:     ABBREVIATIONS:
BPA:  BOND-PURCHASE  AGREEMENT     COPS:  CERTIFICATES  OF  PARTICIPATION
GA:  GUARANTY  AGREEMENT     IDA: INDUSTRIAL DEVELOPMENT AUTHORITY
LOC: LETTER  OF  CREDIT

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MONEY  MARKET  PORTFOLIO
STATEMENT  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  1999

ASSETS
INVESTMENTS  IN  SECURITIES,  AT  VALUE  -  SEE  ACCOMPANYING  PORTFOLIO
                                                                    $16,100,997
CASH                                                                    218,468
INTEREST  RECEIVABLE                                                     81,632
OTHER  ASSETS                                                               353
     TOTAL  ASSETS                                                   16,401,450

LIABILITIES
PAYABLE  TO  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.                   7,228
PAYABLE  TO  CALVERT  ADMINISTRATIVE  SERVICES  COMPANY                   2,187
PAYABLE  TO  CALVERT  SHAREHOLDER  SERVICES,  INC.                          174
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES                                4,739
     TOTAL  LIABILITIES                                                  14,328
          NET  ASSETS                                               $16,387,122

NET  ASSETS  CONSIST  OF:
PAR  VALUE  AND  PAID-IN  CAPITAL  APPLICABLE  TO  16,391,693  SHARES  OF COMMON
     STOCK  OUTSTANDING;  $0.01  PAR  VALUE,  2,000,000,000  SHARES  AUTHORIZED
                                                                     $16,387,118
UNDISTRIBUTED  NET  INVESTMENT  INCOME                                        10
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS                    (6)

          NET  ASSETS                                                $16,387,122

          NET  ASSET  VALUE  PER  SHARE                                    $1.00



SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MONEY  MARKET  PORTFOLIO
STATEMENT  OF  OPERATIONS
YEAR  ENDED  DECEMBER  31,  1999


NET  INVESTMENT  INCOME
INVESTMENT  INCOME
     INTEREST  INCOME                                                $832,025
          TOTAL  INVESTMENT  INCOME                                  832,025

EXPENSES
     INVESTMENT  ADVISORY  FEE                                         50,712
     TRANSFER  AGENCY  FEES  AND  EXPENSES                              4,682
     ADMINISTRATIVE  SERVICES  FEES                                    20,957
     ACCOUNTING  FEES                                                   9,260
     DIRECTORS'  FEES  AND  EXPENSES                                    3,422
     CUSTODIAN  FEES                                                   11,556
     REPORTS  TO  SHAREHOLDERS                                          1,407
     PROFESSIONAL  FEES                                                 1,357
     MISCELLANEOUS                                                        129
          TOTAL  EXPENSES                                             103,482
          FEES  PAID  INDIRECTLY                                      (4,184)
               NET  EXPENSES                                           99,298

                    NET  INVESTMENT  INCOME                          732,727

REALIZED  GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS                             (6)

                    INCREASE  (DECREASE)  IN  NET  ASSETS
                    RESULTING  FROM  OPERATIONS                     $732,721




SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MONEY  MARKET  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                               YEAR  ENDED     YEAR  ENDED
                                           DECEMBER  31,     DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS         1999                  1998
OPERATIONS
     NET  INVESTMENT  INCOME                    $732,727        $489,926
     NET  REALIZED  GAIN  (LOSS)                     (6)              --

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS            732,721         489,926

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM
     NET  INVESTMENT  INCOME                   (733,026)       (490,032)

CAPITAL  SHARE  TRANSACTIONS
     SHARES  SOLD                             40,553,397      31,692,032
     REINVESTMENT  OF  DISTRIBUTIONS             731,494         488,559
     SHARES  REDEEMED                       (36,102,457)    (27,217,376)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS  5,182,434       4,963,215

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS   5,182,129       4,963,109

NET  ASSETS
BEGINNING  OF  YEAR                           11,204,993       6,241,884
END  OF  YEAR  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
     INCOME  OF $10 AND $309, RESPECTIVELY)  $16,387,122     $11,204,993

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                                  40,553,397      31,692,032
REINVESTMENT  OF  DISTRIBUTIONS                  731,494         488,559
SHARES  REDEEMED                            (36,102,457)    (27,217,376)
     TOTAL  CAPITAL  SHARE  ACTIVITY           5,182,434       4,963,215


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  --  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: CALVERT SOCIAL MONEY MARKET PORTFOLIO (THE "PORTFOLIO"), A SERIES OF CALVERT VARIABLE SERIES, INC. (THE "FUND"), IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE OPERATIONS OF EACH SERIES OF THE FUND ARE ACCOUNTED FOR SEPARATELY. THE SHARES OF THE PORTFOLIO ARE SOLD TO AFFILIATED AND UNAFFILIATED INSURANCE COMPANIES FOR ALLOCATION TO CERTAIN OF THEIR VARIABLE SEPARATE ACCOUNTS. SECURITY VALUATION: ALL SECURITIES ARE VALUED AT AMORTIZED COST, WHICH APPROXIMATES MARKET.
REPURCHASE AGREEMENTS: THE PORTFOLIO MAY ENTER INTO REPURCHASE AGREEMENTS WITH RECOGNIZED FINANCIAL INSTITUTIONS OR REGISTERED BROKER/DEALERS AND, IN ALL INSTANCES, HOLDS UNDERLYING SECURITIES WITH A VALUE EXCEEDING THE TOTAL REPURCHASE PRICE, INCLUDING ACCRUED INTEREST. ALTHOUGH RISK IS MITIGATED BY THE COLLATERAL, THE FUND COULD EXPERIENCE A DELAY IN RECOVERING ITS VALUE AND A POSSIBLE LOSS OF INCOME OR VALUE IF THE COUNTERPARTY FAILS TO PERFORM IN ACCORDANCE WITH THE TERMS OF THE AGREEMENT.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE
RECORDED  ON  AN  ACCRUAL  BASIS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME ARE ACCRUED DAILY AND PAID MONTHLY. DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS EARNINGS.
NOTE  B  --  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE
SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE PORTFOLIO. FOR ITS SERVICES, THE ADVISOR RECEIVED A MONTHLY FEE BASED ON AN ANNUAL RATE OF .50% THROUGH FEBRUARY 28, 1999, AND EFFECTIVE MARCH 1, 1999, RECEIVES A FEE OF .30%, BASED ON THE PORTFOLIO'S AVERAGE DAILY NET ASSETS.
CALVERT ADMINISTRATIVE SERVICES COMPANY, INC., AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE PORTFOLIO FOR AN ANNUAL FEE, PAYABLE MONTHLY, OF .20% OF THE AVERAGE DAILY NET ASSETS OF THE PORTFOLIO. THE ADMINISTRATIVE SERVICE FEE WAS INITIATED ON MARCH 1, 1999.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, ACTS AS SHAREHOLDER SERVICING AGENT FOR THE PORTFOLIO. FOR ITS SERVICES, CSSI
RECEIVED A FEE OF $1,678 FOR THE YEAR ENDED DECEMBER 31, 1999. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT. FOR THE PERIOD ENDED JUNE 30,1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $750 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $3,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. EFFECTIVE JULY 1, 1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $1,500 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $15,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. DIRECTOR'S FEES ARE
ALLOCATED  TO  EACH  OF  THE  PORTFOLIOS  SERVED.
NOTE  C  --  INVESTMENT  ACTIVITY
THE COST OF INVESTMENTS OWNED AT DECEMBER 31, 1999, WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES.
AS A CASH MANAGEMENT PRACTICE, THE PORTFOLIO MAY SELL OR PURCHASE SHORT-TERM VARIABLE RATE DEMAND NOTES FROM OTHER PORTFOLIOS MANAGED BY THE ADVISOR. ALL TRANSACTIONS ARE EXECUTED AT INDEPENDENTLY DERIVED PRICES.
NET REALIZED CAPITAL LOSS CARRYFORWARD FOR FEDERAL INCOME TAX PURPOSES, OF $6 AT DECEMBER 31, 1999 MAY BE UTILIZED TO OFFSET FUTURE CAPITAL GAINS UNTIL EXPIRATION IN DECEMBER 2007.
NOTE  D  --  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT DECEMBER 31, 1999.

MONEY  MARKET  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                   YEARS  ENDED
                                 DECEMBER  31,    DECEMBER  31,    DECEMBER  31,
                                        1999              1998              1997
NET  ASSET  VALUE,  BEGINNING          $1.00             $1.00             $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME            .047              .050              .051
 TOTAL  FROM  INVESTMENT  OPERATIONS    .047              .050              .051
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME           (.047)           (.050)            (.051)
TOTAL INCREASE (DECREASE)IN NET ASSET VALUE
                                          --               --                 --
NET  ASSET  VALUE,  ENDING             $1.00            $1.00              $1.00

TOTAL  RETURN                           4.82%            5.14%             5.20%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME            4.72%            5.01%             5.10%
     TOTAL  EXPENSES                     .67%             .66%              .69%
     EXPENSES  BEFORE  OFFSETS           .67%             .66%              .69%
     NET  EXPENSES                       .64%             .63%              .59%
NET  ASSETS,  ENDING  (IN  THOUSANDS)$16,387           $11,205            $6,242




                                                       YEARS  ENDED
                                                 DECEMBER  31,     DECEMBER  31,
                                                         1996               1995
NET  ASSET  VALUE,  BEGINNING                           $1.00              $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                             .048               .055
          TOTAL  FROM  INVESTMENT  OPERATIONS           .048                .055
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                           (.048)             (.055)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE        --                  --
NET  ASSET  VALUE,  ENDING                              $1.00              $1.00

TOTAL  RETURN                                            4.95%             5.37%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                             4.82%             5.23%
     TOTAL  EXPENSES                                      .75%              .66%
     EXPENSES  BEFORE  OFFSETS                            .75%              .66%
     NET  EXPENSES                                        .62%              .59%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                   $4,378            $5,129

CALVERT  VARIABLE  SERIES,  INC.
CALVERT  SOCIAL  SMALL  CAP  GROWTH  PORTFOLIO

MANAGED  BY  AWAD  ASSET  MANAGEMENT,  INC.

DEAR  INVESTOR:


1999 HAS BEEN A TRYING YEAR FOR SMALL-CAP INVESTORS. WHILE WE HAD GOOD, GROWING COMPANIES WITHIN OUR PORTFOLIO, THESE WERE LARGELY IGNORED AS INVESTORS SWITCHED MONEY OUT OF OUR SECTOR AND INTO THE MOMENTUM INTERNET SECTOR TO CHASE SHORT-TERM RESULTS. IN CONTRAST, THE THREE INTEREST RATE HIKES DURING THE YEAR HAD NEITHER A MATERIALLY POSITIVE NOR NEGATIVE IMPACT ON OUR PORTFOLIO. WE REMAIN BOTTOM-UP STOCK-PICKERS AND AS SUCH ARE LITTLE IMPACTED BY MODEST INTEREST RATE MOVEMENTS.
PERFORMANCE  AND  STRATEGY
THE FUND RETURNED 19.38% FOR THE YEAR ENDED DECEMBER 31, 1999 VS. THE RUSSELL 2000 INDEX TR WHICH RETURNED 21.26%. WHILE OUR GOAL IS NOT JUST TO MEET, BUT BEAT THE INDEX, WE ARE STILL ENCOURAGED BY PROGRESS WE MADE IN THE LATER PARTS OF THE YEAR. WITH ONLY OCCASIONAL EXCEPTIONS, INVESTOR FOCUS WAS DIRECTED WHOLLY AT LARGE CAP TECHNOLOGY AND INTERNET COMPANIES IN 1999, DURING WHICH TIME A SMALL NUMBER OF STOCKS DID EXTREMELY WELL, WHILE THE MAJORITY OF EQUITIES LAGGED SIGNIFICANTLY.

EARLY IN THE YEAR, ONLY A FEW INTERNET STOCKS DID WELL AND THE REST OF THE SMALL CAP MARKET SUFFERED. AS THE YEAR WENT ON TWO IMPORTANT THINGS HAPPENED: A DEGREE OF DIVERSITY RETURNED TO THE SMALL CAP WORLD AND WE UPGRADED OUR RESEARCH EFFORT TO ADD COMPANIES THAT ARE PART OF THE NEW INTERNET ECONOMY. WE WERE ABLE TO FIND SEVERAL GOOD INVESTMENTS WHICH, LIKE OUR HOLDINGS IN OTHER INDUSTRIES, REPRESENT GROWING COMPANIES SELLING AT A VALUE INVESTOR'S PRICE.

CVS  CALVERT  SOCIAL
SMALL  CAP  GROWTH  PORTFOLIO
COMPARISON  OF  CHANGE  IN
VALUE  OF  A  HYPOTHETICAL  $10,000  INVESTMENT.


[INSERT  LINE  GRAPH  HERE]











AVERAGE  ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  12.31.99)
ONE  YEAR               19.38%
SINCE  INCEPTION         8.60%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

FOR COMPARISON PURPOSES, PORTFOLIO AND INDEX PERFORMANCE IS SHOWN FROM THE MONTH END DATE OF 3.31.95.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

NEW  SUBADVISOR  ASSUMED  MANAGEMENT  OF  THE  PORTFOLIO EFFECTIVE OCTOBER 1997.

DURING THE YEAR WE HAVE STEADFASTLY REMAINED TRUE TO OUR DISCIPLINE OF SEEKING GROWTH STOCKS TRADING AT VALUE PRICES. THE MARKET HARDLY FAVORED THIS STRATEGY IN 1999, BUT WE EXPECT FAIR TURNAROUND IN THE YEAR 2000. BEARING IN MIND OUT TIGHT VALUATION DISCIPLINE, WE ARE REASONABLY HAPPY WITH OUR RETURNS.

OUTLOOK
WHILE THE BUILDING BLOCKS OF THE BULL MARKET REMAIN IN PLACE AND SHOULD RESULT IN A FURTHER ADVANCEMENT IN STOCK PRICES, THERE IS A THREAT THAT A CORRECTION IN MOMENTUM OF STOCKS COULD CREATE A TRANSITORY DOWN PERIOD FOR EQUITIES IN GENERAL. LOOKING AT THE YEAR AS A WHOLE, WE EXPECT TO SEE BROADER AND MORE BALANCED MARKET GROWTH IN THE YEAR 2000, AND THIS SHOULD HELP PORTFOLIO PERFORMANCE.

SINCERELY,




JAMES  D.  AWAD
AWAD  ASSET  MANAGEMENT
JANUARY  24,  2000


CALVERT SOCIAL SMALL CAP GROWTH PORTFOLIO OF CALVERT VARIABLE SERIES, INC., SHOULD NOT BE CONFUSED WITH THE NEW VISION SMALL CAP FUND. PERFORMANCE OF THE TWO FUNDS WILL DIFFER.

REPORT  OF  INDEPENDENT  ACCOUNTANTS


TO THE BOARD OF DIRECTORS OF CALVERT VARIABLE SERIES, INC. AND SHAREHOLDERS OF CALVERT SOCIAL SMALL CAP GROWTH PORTFOLIO:


IN OUR OPINION, THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES, INCLUDING THE SCHEDULE OF INVESTMENTS, AND THE RELATED STATEMENT OF OPERATIONS, STATEMENT OF CHANGES IN NET ASSETS AND FINANCIAL HIGHLIGHTS PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF CALVERT SOCIAL SMALL CAP GROWTH PORTFOLIO, (ONE OF THE PORTFOLIOS COMPRISING CALVERT VARIABLE SERIES, INC., HEREINAFTER REFERRED TO AS THE "FUND"), AT DECEMBER 31, 1999, THE RESULTS OF ITS OPERATIONS, THE CHANGES IN ITS NET AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE PERIODS INDICATED THEREIN, IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS (HEREINAFTER REFERRED TO AS "FINANCIAL STATEMENTS") ARE THE RESPONSIBILITY OF THE FUND'S MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS BASED ON OUR AUDITS. WE CONDUCTED OUR AUDITS OF THESE FINANCIAL STATEMENTS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES, WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS, WHICH INCLUDED CONFIRMATION OF SECURITIES AT DECEMBER 31, 1999 BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS, PROVIDE A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.



PRICEWATERHOUSECOOPERS  LLP

BALTIMORE,  MARYLAND
FEBRUARY  4,  2000

SMALL  CAP  GROWTH  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
DECEMBER  31,  1999

EQUITY  SECURITIES  -  88.6%                                 SHARES     VALUE
AGRICULTURAL  PRODUCTS  -  2.8%
CORN  PRODUCTS  INTERNATIONAL,  INC.                        3,800    $124,450

AIR  FREIGHT  -  2.6%
IRON  MOUNTAIN,  INC.                                       3,000     117,938

BANKS  -  3.2%
CAPITAL  CROSSING  BANK  *                                  5,000      62,500
NORTH  FORK  BANCORPORATION,  INC.                          4,500      78,750
                                                                      141,250

COMMUNICATIONS  EQUIPMENT  -  9.6%
AMERICAN  TOWER  CORP.,  CLASS  A  *                        4,500     137,531
C-CUBE  MICROSYSTEMS,  INC.  *                              2,400     149,400
RESEARCH  IN  MOTION  LTD.  *                               3,000     138,563
                                                                      425,494

COMPUTER  PERIPHERALS  -  4.4%
PRINTRONIX,  INC.  *                                        7,000     159,250
QUANTUM  CORP.  *                                           5,000      34,687
                                                                      193,937

COMPUTER  SOFTWARE  AND  SERVICES  -  10.9%
AUDIBLE,  INC.                                              4,500      67,500
BARRA,  INC.  *                                             4,000     127,000
ECLIPSYS  CORP  *                                           5,150     131,969
STERLING  SOFTWARE,  INC.  *                                5,000     157,500
                                                                      483,969

FINANCIAL  -  DIVERSIFIED  -  5.3%
DORAL  FINANCIAL  CORP.                                     9,300     114,506
INVESTORS  FINANCIAL  SERVICES  CORP.                       2,600     119,600
                                                                      234,106

ELECTRONICS  EQUIPMENT  -  7.1%
LTX  CORP          .                                        5,000     111,875
S3  INCORPORATED.                                           5,000      57,813
SILICON  STORAGE  TECHNOLOGY.                               3,500     144,375
                                                                      314,063

FOOD  -  2.2%
SMUCKER  (J.M.)  CO.,  CLASS  B                             6,000      97,500

HEALTH  CARE,  DRUGS  AND  PHARMACEUTICALS  -  2.0%
EMISPHERE  TECHNOLOGIES,  INC.  *                           3,000      90,188

HEALTH  CARE,  MEDICAL  PRODUCT  AND  SUPPLIES  -  2.9%
BECKMAN  COULTER,  INC.                                     2,500     127,187

EQUITY  SECURITIES  -  CONT'D     SHARES     VALUE
INSURANCE  -  LIFE/HEALTH  -  4.4%
ANNUITY  AND  LIFE  RE  HOLDINGS                            4,000    $104,500
PRESIDENTIAL  LIFE  CORP.                                   5,000      91,875
                                                                      196,375

INVESTMENT  MANAGEMENT  -  0.1%
EXCEL  LEGACY  CORP.  *                                     2,000       6,625


MANUFACTURING  -  DIVERSIFIED  -  0.5%
DANAHER  CORP.                                                500      24,125
LTC  HEALTHCARE,  INC.  *                                     400         800
                                                                       24,925

PHOTOGRAPHY  &  IMAGING  -  2.0%
ZEBRA  TECHNOLOGIES  CORP.,  CLASS  A  *                    1,500      87,750

PUBLISHING  -  11.3%
CUNNINGHAM  GRAPHICS  INTERNATIONAL,  INC.  *               1,000      13,937
HOUGHTON  MIFFLIN  CO.                                      3,650     153,984
PENTON  MEDIA,  INC.                                        8,000     192,000
WILEY  (JOHN)  &  SONS,  INC.,  CLASS  A                    8,600     144,050
                                                                      503,971

RETAIL  -  DISCOUNTERS  -  2.3%
BRADLEES,  INC.  *                                         12,000     102,000

RETAIL  -  SPECIALTY  -  0.4%
U.S.  VISION,  INC.  *                                      6,500      16,656

SERVICE  COMMERCIAL  AND  CONSUMERS  -  6.1%
NEW  HORIZONS  WORLDWIDE,  INC.  *                          8,750     103,906
TELETECH  HOLDINGS,  INC.  *                                5,000     168,516
                                                                      272,422

SERVICE  COMPUTER  SYSTEM  -  5.7%
COMDISCO,  INC.                                             5,000     186,250
HEALTH  MANAGEMENT  SYSTEMS,  INC.  *                      11,000      69,438
                                                                      255,688

SERVICES  -  DATA  PROCESSING  -  2.8%
NOVA  CORP.                                                 4,000     126,250

     TOTAL  EQUITY  SECURITIES  (COST  $3,120,905)                  3,942,744

          TOTAL  INVESTMENTS  (COST  $3,120,905) - 88.6%            3,942,744
          OTHER  ASSETS  AND  LIABILITIES,  NET  -  11.4%             506,736
          NET  ASSETS  -  100%                                     $4,449,480


*  NON INCOME PRODUCING.

SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS
INVESTMENTS IN SECURITIES, AT VALUE  - SEE ACCOMPANYING PORTFOLIO   $3,942,744
CASH                                                                   510,324
DIVIDENDS  RECEIVABLE                                                    1,384
OTHER  ASSETS                                                               75
     TOTAL  ASSETS                                                   4,454,527

LIABILITIES
PAYABLE  TO  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.                  3,058
PAYABLE  TO  CALVERT  ADMINISTRATIVE  SERVICES  COMPANY                    891
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES                               1,098
     TOTAL  LIABILITIES                                                  5,047
          NET  ASSETS                                               $4,449,480

NET  ASSETS  CONSIST  OF:
PAR  VALUE  AND  PAID-IN  CAPITAL  APPLICABLE  TO  335,221  SHARES  OF  COMMON
     STOCK  OUTSTANDING;  $0.01  PAR  VALUE,  1,000,000,000  SHARES  AUTHORIZED
                                                                    $4,018,228
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS            (390,587)
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)  ON  INVESTMENTS         821,839

          NET  ASSETS                                               $4,449,480

          NET  ASSET  VALUE  PER  SHARE                                 $13.27


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

SMALL  CAP  GROWTH  PORTFOLIO
STATEMENT  OF  OPERATIONS
YEAR  ENDED  DECEMBER  31,  1999

NET  INVESTMENT  INCOME
INVESTMENT  INCOME
     DIVIDEND  INCOME  (NET  OF FOREIGN TAXES WITHHELD OF $216)         $22,623
          TOTAL  INVESTMENT  INCOME                                      22,623

EXPENSES
     INVESTMENT  ADVISORY  FEE                                           27,062
     TRANSFER  AGENT  FEES  AND  EXPENSES                                 1,055
     ACCOUNTING  FEES                                                     6,835
     DIRECTORS'  FEES  AND  EXPENSES                                        716
     ADMINISTRATIVE  FEES                                                 6,835
     REGISTRATION  FEES                                                     174
     CUSTODIAN  FEES                                                      9,036
     REPORTS  TO  SHAREHOLDERS                                            2,147
     PROFESSIONAL  FEES                                                     336
     MISCELLANEOUS                                                          956
          TOTAL  EXPENSES                                                55,152
          FEES  PAID  INDIRECTLY                                       (14,827)
               NET  EXPENSES                                             40,325

                    NET  INVESTMENT  INCOME  (LOSS)                    (17,702)

REALIZED  AND  UNREALIZED  GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)                                           (130,377)
CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)                881,401

               NET  REALIZED  AND  UNREALIZED  GAIN
               (LOSS)  ON  INVESTMENTS                                  751,024

               INCREASE  (DECREASE)  IN  NET  ASSETS
               RESULTING  FROM  OPERATIONS                             $733,322


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

SMALL  CAP  GROWTH  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                   YEAR  ENDED      YEAR  ENDED
                                                 DECEMBER 31,     DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS                   1999               1998
OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)               ($17,702)             $4,843
     NET  REALIZED  GAIN  (LOSS)                        (130,377)     (267,053)
     CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
                                                     881,401             36,357

          INCREASE  (DECREASE) IN NET ASSETS
          RESULTING  FROM  OPERATIONS                733,322          (225,853)

DISTRIBUTIONS TO SHAREHOLDERS FROM
     NET INVESTMENT INCOME                            (1,634)           (3,209)
     NET REALIZED GAIN ON INVESTMENTS                     --           (44,479)
          TOTAL DISTRIBUTIONS                         (1,634)          (47,688)

CAPITAL  SHARE  TRANSACTIONS
     SHARES  SOLD                                  1,394,746          1,296,087
     REINVESTMENT  OF  DISTRIBUTIONS                   1,634             47,688
     SHARES  REDEEMED                            (1,304,404)        (1,590,837)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS       91,976            (247,062)

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS       823,664            (520,603)

NET  ASSETS
BEGINNING  OF  YEAR                              3,625,816            4,146,419
END  OF  YEAR  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME
     OF  $0  AND  $1,634,  RESPECTIVELY)        $4,449,480           $3,625,816

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                                       127,963              111,161
REINVESTMENT  OF  DISTRIBUTIONS                        124                4,383
SHARES  REDEEMED                                 (118,808)            (134,628)
     TOTAL  CAPITAL  SHARE  ACTIVITY                 9,279             (19,084)


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  --  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: CALVERT SOCIAL SMALL CAP GROWTH PORTFOLIO (THE "PORTFOLIO"), A SERIES OF CALVERT VARIABLE SERIES, INC. (THE "FUND"), IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE OPERATIONS OF EACH SERIES OF THE FUND ARE ACCOUNTED FOR SEPARATELY. THE SHARES OF THE PORTFOLIO ARE SOLD TO AFFILIATED AND UNAFFILIATED INSURANCE COMPANIES FOR ALLOCATION TO CERTAIN OF THEIR VARIABLE SEPARATE ACCOUNTS. SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH THE LAST SALE PRICE IS NOT AVAILABLE ARE VALUED AT THE MOST RECENT BID PRICE OR BASED ON A YIELD EQUIVALENT OBTAINED FROM THE SECURITIES' MARKET MAKER. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS. DIVIDENDS DECLARED ON SECURITIES SOLD SHORT ARE REPORTED AS AN EXPENSE. DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME AND
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS EARNINGS.
NOTE  B  --  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE
SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE PORTFOLIO. FOR ITS SERVICES, THE ADVISOR RECEIVED A MONTHLY FEE BASED ON AN ANNUAL RATE OF .90% THROUGH FEBRUARY 28, 1999, AND EFFECTIVE MARCH 1, 1999, RECEIVES A FEE OF .75%, BASED ON THE PORTFOLIO'S AVERAGE DAILY NET ASSETS.
CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE PORTFOLIO FOR AN ANNUAL FEE, PAYABLE MONTHLY OF
 .10% THROUGH FEBRUARY 28, 1999, AND .25% EFFECTIVE MARCH 1, 1999, BASED ON THE PORTFOLIO'S AVERAGE DAILY NET ASSETS.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, ACTS AS SHAREHOLDER SERVICING AGENT FOR THE PORTFOLIO. FOR ITS SERVICES, CSSI RECEIVED A FEE OF $228 FOR THE YEAR ENDED DECEMBER 31, 1999. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
FOR THE PERIOD ENDED JUNE 30, 1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $750 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $3,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. EFFECTIVE JULY 1, 1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $1,500 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $15,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. DIRECTOR'S FEES ARE
ALLOCATED  TO  EACH  OF  THE  PORTFOLIOS  SERVED.
NOTE  C  --  INVESTMENT  ACTIVITY
DURING  THE  YEAR  PURCHASES  AND  SALES  OF  INVESTMENTS, OTHER THAN SHORT-TERM
SECURITIES,  WERE  $2,497,820  AND  $2,446,620,  RESPECTIVELY.
THE COST OF INVESTMENTS OWNED AT DECEMBER 31, 1999 WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. NET UNREALIZED APPRECIATION AGGREGATED
$821,839, OF WHICH $986,759 RELATED TO APPRECIATED SECURITIES AND $164,920 RELATED TO DEPRECIATED SECURITIES.
NET REALIZED CAPITAL LOSS CARRYFORWARDS FOR FEDERAL INCOME TAX PURPOSES, OF $263,528 AND $128,940 AT DECEMBER 31, 1999 MAY BE UTILIZED TO OFFSET FUTURE CAPITAL GAINS UNTIL EXPIRATION IN DECEMBER 2006 AND 2007, RESPECTIVELY.
NOTE  D  --  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT DECEMBER 31, 1999.

TAX  INFORMATION  (UNAUDITED)
FOR CORPORATE SHAREHOLDERS OF THE PORTFOLIO, A TOTAL OF 100% OF THE ORDINARY DIVIDENDS PAID DURING THE TAXABLE YEAR ENDING DECEMBER 31, 1999 QUALIFY FOR THE DIVIDENDS RECEIVED DEDUCTION.

SMALL  CAP  GROWTH  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                      YEARS  ENDED
                               DECEMBER  31,     DECEMBER  31,     DECEMBER  31,
                                       1999              1998               1997
NET  ASSET  VALUE,  BEGINNING        $11.12              $12.02           $14.65
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME          (.05)                 .02            (.12)
     NET  REALIZED AND UNREALIZED GAIN (LOSS)
                                       2.20               (.77)           (1.32)
  TOTAL FROM INVESTMENT OPERATIONS     2.15               (.75)           (1.44)
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME          **                  (.01)               --
     NET  REALIZED  GAINS             --                  (.14)           (1.19)
          TOTAL  DISTRIBUTIONS        --                  (.15)           (1.19)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                    2.15                  (.90)           (2.63)
NET  ASSET  VALUE,  ENDING        $13.27                 $11.12           $12.02

TOTAL  RETURN                      19.38%                (6.23%)         (9.86%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME        (.51%)                 .12%          (1.19%)
     TOTAL  EXPENSES                 1.58%                1.33%            2.10%
     EXPENSES  BEFORE  OFFSETS      1.58%                 1.33%            1.92%
     NET  EXPENSES                  1.15%                 1.12%            1.61%
PORTFOLIO  TURNOVER                   79%                   72%             292%
NET ASSETS, ENDING  (IN THOUSANDS) $4,449               $3,626            $4,146



                                                     PERIODS  ENDED
                                                DECEMBER 31,      DECEMBER  31,
                                                       1996               1995*
NET  ASSET  VALUE,  BEGINNING                        $10.94              $10.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                          (.15)                 .25
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)       3.90                .93
          TOTAL  FROM  INVESTMENT  OPERATIONS           3.75               1.18
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                             --               (.24)
     NET  REALIZED  GAINS                              (.04)                 --
          TOTAL  DISTRIBUTIONS                         (.04)              (.24)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE      3.71                .94
NET  ASSET  VALUE,  ENDING                            $14.65             $10.94

TOTAL  RETURN                                          34.33%             9.65%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                           (1.60%)          .43%(A)
     TOTAL  EXPENSES                                    2.47%          2.37%(A)
     EXPENSES  BEFORE  OFFSETS                          2.27%          2.17%(A)
     NET  EXPENSES                                      1.81%          1.64%(A)
PORTFOLIO  TURNOVER                                      120%              223%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                  $3,031            $1,209


(A) ANNUALIZED
*   FROM  MARCH  1,  1995  INCEPTION.
**  DISTRIBUTION  WAS  LESS  THAN  .01  PER  SHARE.

CALVERT  VARIABLE  SERIES,  INC.
CALVERT  SOCIAL  MID  CAP  GROWTH  PORTFOLIO

MANAGED  BY  BROWN  CAPITAL  MANAGEMENT,  INC.
DEAR  INVESTOR:

THIS PAST YEAR, AND ESPECIALLY THE FOURTH QUARTER, WAS THE MOST PERPLEXING IN RECENT MEMORY. WE DON'T EVER REMEMBER SEEING SUCH WIDE DISPARITIES BETWEEN PUBLISHED INDICES PURPORTEDLY REPRESENTATIVE OF THE BROAD STOCK MARKET, SPECIFIC SEGMENTS OF THE MARKET SUCH AS LARGE CAP AND SMALL CAP, AND SPECIFIC STYLES WITHIN THOSE SEGMENTS SUCH AS GROWTH.

PERFORMANCE  AND  STRATEGY
FOR THE YEAR ENDED DECEMBER 31, 1999, THE PORTFOLIO PRODUCED A TOTAL RETURN OF 6.97%, AND UNDERPERFORMED THE S&P MIDCAP 400 INDEX WHICH RETURNED 14.72%.

WE ATTRIBUTE THE RELATIVE UNDERPERFORMANCE TO TWO FACTORS. FIRST, THE ABSENCE OF HIGH-FLYING STOCKS THAT WERE, AND CONTINUE TO BE, SUPPORTED BY HYPE RATHER THAN BY EARNINGS. SECOND, THE MARKET SEVERELY PUNISHED SELECTED HEALTH CARE STOCKS IN 1999 AND THE FUND'S HOLDINGS CERTAINLY WERE NOT SPARED. THOUGH WE HAVE NO CONTROL OVER THE FORMER, WE HAVE REVISITED OUR ORIGINAL FUNDAMENTAL THESIS FOR INVESTING IN SELECTED HEALTH CARE COMPANIES AND OUR CONVICTION HAS BEEN STRENGTHENED.

INVESTMENT  CLIMATE
AGAIN, THE MARKET WAS PERPLEXING LAST YEAR. WE RECENTLY ATTENDED ONE OF THE "HOTTEST" TECHNOLOGY CONFERENCES IN THE COUNTRY. IT WAS OVERSUBSCRIBED. THERE WAS AN INVERSE RELATIONSHIP BETWEEN THE CROWD IN THE ROOMS FOR COMPANIES WITH PROFITS AND THOSE WITHOUT PROFITS. BARTON BIGGS OF MORGAN STANLEY DEAN WITTER, SUMS UP THE CURRENT CLIMATE VERY WELL:


CVS  CALVERT  SOCIAL
MID  CAP  GROWTH  PORTFOLIO1

COMPARISON  OF  CHANGE  IN
VALUE  OF  A  HYPOTHETICAL  $10,000  INVESTMENT.2







[INSERT  LINE  GRAPH  HERE]






AVERAGE  ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  12.31.99)
ONE  YEAR                      6.97%
FIVE  YEAR                    20.80%
SINCE INCEPTION (7.16.91)     14.06%

1PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

2FOR COMPARISON PURPOSES, PORTFOLIO AND INDEX PERFORMANCE IS SHOWN FROM THE MONTH END DATE OF 7.31.91, RATHER THAN THE ACTUAL INCEPTION DATE OF 7.16.91.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

NEW  SUBADVISORS  ASSUMED  MANAGEMENT  OF THE PORTFOLIO EFFECTIVE DECEMBER 1994.

"THE TECHNOLOGY, INTERNET AND TELECOMMUNICATIONS CRAZE HAS GONE PARABOLIC IN WHAT IS ONE OF THE GREAT, IF NOT THE GREATEST, MANIAS OF ALL TIME WITHOUT FAIL, THE BUBBLE STAGE OF THESE CRAZES ENDS IN TEARS AND MASSIVE WEALTH DESTRUCTION . MANY PROFESSIONAL INVESTORS INVOLVED IN THESE AREAS KNOW THAT WHAT IS GOING ON TODAY IS MADNESS. HOWEVER, THEY ARGUE THAT THE RIGHT TACTIC IS TO STAY INVESTED AS LONG AS THE PRICE MOMENTUM IS UP."

CLEARLY, SOMETHING HAS CHANGED DRAMATICALLY IN THE MARKET. WITH RESPECT TO THE LARGE CAP ARENA, A VERY NARROW GROUP OF STOCKS HAVE ACCOUNTED FOR MOST OF THE PERFORMANCE, AND THIS GROUP IS VERY RICHLY PRICED. WITH RESPECT TO THE SMALL CAP AND MIDCAP ARENAS, STOCKS ACCOUNTING FOR A GOOD PORTION OF THE PERFORMANCE WERE OUTLANDISHLY PRICED OR HAD NO EARNINGS.

OUTLOOK
AT BROWN CAPITAL MANAGEMENT, WE ARE WELL AWARE THAT THINGS HAVE CHANGED. FOR EXAMPLE, ONE OF THE GREATEST PEACETIME EXPANSIONS IN HISTORY SHOWS NO SIGNS OF
ABATING. THE BOND MARKET WAS VERY WEAK LAST YEAR. WE BELIEVE THAT THE MARKETPLACE EXPECTS AT LEAST ONE MORE RATE INCREASE BY THE FEDERAL RESERVE. INFLATION WILL LIKELY REMAIN MODERATE. AND, COMPANIES WITH HIGH QUALITY AND PREDICTABLE EARNINGS SHOULD BE ACCORDED A PREMIUM VALUATION. RISK PREMIUMS ON EQUITIES GENERALLY HAVE JUSTIFIABLY SHRUNK, AND ON THE MOST LIQUID AND HIGHEST QUALITY EQUITIES, BY A LOT. BUT IS A NEGATIVE RISK PREMIUM JUSTIFIED? THIS IS
EXACTLY  WHAT  HAS  HAPPENED  WITH  SOME  OF  THE LARGE CAP GROWTH STOCKS, WHICH
IMPLIES  THAT  THEY  ARE  LESS  RISKY  THAN  A  GOVERNMENT  BOND.

OUR INVESTMENT PROCESS IDENTIFIES COMPANIES THAT, WE BELIEVE, HAVE SUSTAINABLE GROWTH. OUR VALUATION METHODOLOGY TAKES INTO ACCOUNT THE INTEREST RATE ENVIRONMENT AND COMPANY-SPECIFIC RISK PREMIUMS. OUR INVESTMENT STYLE, GROWTH AT REASONABLE PRICE ("GARP") IS DESIGNED TO WORK IN ALL MARKET ENVIRONMENTS -- BUT IT IS HARD PRESSED TO DO SO WHEN THE MARKET IS BEING DRIVEN BY MANIAS AND BY COMPANIES THAT IN OUR OPINION ARE EXCESSIVELY VALUED. WE FIRMLY BELIEVE HOWEVER THAT THESE PHENOMENA WILL PASS.

                                  SINCERELY,


ED  BROWN
BROWN  CAPITAL  MANAGEMENT
JANUARY  24,  2000

CALVERT SOCIAL MID CAP GROWTH PORTFOLIO OF CALVERT VARIABLE SERIES, INC., SHOULD NOT BE CONFUSED WITH THE CALVERT CAPITAL ACCUMULATION FUND. PERFORMANCE OF THE TWO FUNDS WILL DIFFER.

REPORT  OF  INDEPENDENT  ACCOUNTANTS


TO THE BOARD OF DIRECTORS OF CALVERT VARIABLE SERIES, INC. AND SHAREHOLDERS OF CALVERT SOCIAL MID CAP GROWTH PORTFOLIO:


IN OUR OPINION, THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES, INCLUDING THE SCHEDULE INVESTMENTS, AND THE RELATED STATEMENT OF OPERATIONS, STATEMENT OF CHANGES IN NET ASSETS AND FINANCIAL HIGHLIGHTS PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF CALVERT SOCIAL MID CAP GROWTH PORTFOLIO, (ONE OF THE PORTFOLIOS COMPRISING CALVERT VARIABLE SERIES, INC., HEREINAFTER REFERRED TO AS THE "FUND"), AT DECEMBER 31, 1999, THE RESULTS OF ITS OPERATIONS, THE CHANGES IN ITS NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE PERIODS INDICATED THEREIN, IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS (HEREINAFTER REFERRED TO AS "FINANCIAL STATEMENTS") ARE THE RESPONSIBILITY OF THE FUND'S MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS BASED ON OUR AUDITS. WE CONDUCTED OUR AUDITS OF THESE FINANCIAL STATEMENTS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES, WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS, WHICH INCLUDED CONFIRMATION OF SECURITIES AT DECEMBER 31, 1999 BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS, PROVIDE A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.



PRICEWATERHOUSECOOPERS  LLP

BALTIMORE,  MARYLAND
FEBRUARY  4,  2000

MID  CAP  GROWTH  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
DECEMBER  31,  1999

EQUITY  SECURITIES  -  97.6%                            SHARES            VALUE
COMMUNICATIONS  EQUIPMENT  -  3.3%
ADC  TELECOMMUNICATIONS  INC.  *                       20,300        $1,473,019

COMPUTER  -  SOFTWARE  &  SERVICES  -  21.6%
ADVENT  SOFTWARE  INC.  *                              21,550         1,388,628
AMDOCS  LTD  *                                         17,900           617,550
BMC  SOFTWARE  INC.  *                                 19,300         1,542,793
COMPUWARE  CORP.  *                                    37,800         1,408,050
NETWORK  ASSOCIATES  INC.  *                           45,400         1,211,612
PARAMETRIC  TECHNOLOGY  CORP.  *                       29,600           801,050
STERLING  COMMERCE  INC.  *                            27,100           923,094
STERLING  SOFTWARE  INC.  *                            37,400         1,178,100
TRANSACTION  SYSTEMS  ARCHITECTS  INC  *                4,800           414,400
                                                                      9,485,278

DISTRIBUTORS  -  FOOD  AND  HEALTH  -  2.6%
CARDINAL  HEALTH  INC.                                 23,800         1,139,425

ELECTRICAL  EQUIPMENT  -  3.2%
SANMINA  CORP.  *                                       8,500           848,937
SOLECTRON  CORP.  *                                     6,100           580,263
                                                                      1,429,200

ELECTRONICS-SEMICONDUCTORS  -  1.7%
ALTERA  CORP.  *                                       14,900           738,481

FINANCIAL  -  DIVERSIFIED  -  2.4%
SLM  HOLDING  CORP.                                    25,400         1,073,150

HEALTHCARE-HOSPITAL  MANAGEMENT  -  2.5%
HEALTH  MANAGEMENT  ASSOCIATES  INC.  *                83,500         1,116,812

HEALTHCARE-MEDICAL  PRODUCT  AND  SUPPLIES  -  3.4%
BIOMET  INC.                                           26,700         1,068,000
GUIDANT  CORP.  *                                       9,444           443,868
                                                                      1,511,868

HEALTHCARE-SPECIAL  SERVICES  -  3.9%
COVANCE  INC.  *                                       53,500           578,469
OMNICARE  INC.                                         44,500           534,000
QUINTILES  TRANSNATIONAL  CORP.  *                     31,100           581,181
                                                                      1,693,650

HOUSEHOLD  PRODUCT  -  NON-DURABLE  -  2.0%
DIAL  CORP                                             35,900           872,819

HOUSEWARES  -  1.8%
NEWELL  RUBBERMAID  INC.                               27,400           794,600

EQUITY  SECURITIES  -  (CONT'D)                        SHARES             VALUE
INSURANCE  -  LIFE  AND  HEALTH  -  2.5%
AFLAC  INC.                                            23,200        $1,094,750


INVESTMENT  BANKING  AND  BROKERAGE  -  2.4%
LEGG  MASON  INC.                                      28,800         1,044,000

INVESTMENT  MANAGEMENT  -  4.3%
FRANKLIN  RESOURCES  INC                               20,086           644,007
PRICE  (T.  ROWE)  ASSOCIATES                          33,700         1,244,794
                                                                      1,888,801

LEISURE  TIME  -  PRODUCTS  -  2.6%
HARLEY-DAVIDSON  INC.                                  17,800         1,140,313

MANUFACTURING-SPECIALIZED  -  2.1%
JABIL  CIRCUIT  INC.  *                                12,400           905,200

OIL  AND  GAS  -  DRILLING  AND  EQUIPMENT  -  2.0%
SMITH  INTERNATIONAL  INC.  *                          17,100           849,656

RETAIL-BUILDING  SUPPLIES  -  2.7%
FASTENAL  CO.                                          26,700         1,199,831

RETAIL-DISCOUNTERS  -  7.0%
DOLLAR  GENERAL                                        51,991         1,182,795
DOLLAR  TREE  STORES  INC.  *                          29,800         1,443,438
KOHL'S  CORP.  *                                        6,300           454,781
                                                                      3,081,014

RETAIL-SPECIALTY  -  1.0%
STAPLES  INC.  *                                       20,200           419,150

SERVICES  -  EMPLOYMENT  -  3.5%
INTERIM  SERVICES  INC.  *                             35,400           876,150
ROBERT  HALF  INTERNATIONAL  INC.  *                   22,900           654,081
                                                                      1,530,231

SERVICES  -  ADVERTISING  AND  MARKETING  -  4.5%
ACXIOM  CORP.  *                                       36,000           864,000
CATALINA  MARKETING  CORP.  *                           9,700         1,122,775
                                                                      1,986,775

SERVICES  -  COMMERCIAL  AND  CONSUMER  -  5.8%
CINTAS  CORP.                                          16,500           876,562
G  &  K  SERVICES  INC.                                21,300           689,588
KEANE  INC.  *                                         31,600         1,003,300
                                                                      2,569,450

EQUITY  SECURITIES  -  (CONT'D)                        SHARES             VALUE
SERVICES  -  DATA  PROCESSING  -  8.8%
BISYS  GROUP  INC.  *                                  15,900        $1,037,475
EQUIFAX  INC.                                          20,700           487,744
FISERV  INC.  *                                        32,850         1,258,565
PAYCHEX  INC.                                          27,650         1,106,000
                                                                      3,889,785

          TOTAL  EQUITY  SECURITIES (COST $35,056,622)              42,927,258


REPURCHASE  AGREEMENTS  -  2.3%
STATE  STREET  BANK,  3.00%,  DATED  12/31/99,  DUE  1/3/00
                                                     $1,000,000      1,000,000
     (COLLATERAL:  $5,256,363,  FHLB,  3.00%,  4/7/00)

          TOTAL REPURCHASE AGREEMENTS (COST $1,000,000)              1,000,000


               TOTAL  INVESTMENTS  (COST  $36,056,622)  -  99.9%    43,927,258
               OTHER  ASSETS  AND  LIABILITIES,  NET - 0.1%             48,809
               NET  ASSETS  -  100%                                $43,976,067





*  NON-INCOME PRODUCING.

SEE NOTES TO FINANCIAL STATEMENTS.

MID CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS
INVESTMENTS IN SECURITIES, AT VALUE  - SEE ACCOMPANYING PORTFOLIO
                                                                  $43,927,258
CASH                                                                   78,465
INTEREST  AND  DIVIDENDS  RECEIVABLE                                   11,825
OTHER  ASSETS                                                             909
     TOTAL  ASSETS                                                 44,018,457

LIABILITIES
PAYABLE  TO  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.                27,910
PAYABLE  TO  CALVERT  ADMINISTRATIVE  SERVICES  COMPANY                 9,098
PAYABLE  TO  CALVERT  SHAREHOLDER  SERVICES,  INC.                        452
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES                              4,930
     TOTAL  LIABILITIES                                                42,390
          NET  ASSETS                                             $43,976,067

NET  ASSETS  CONSIST  OF:
PAR  VALUE  AND  PAID-IN  CAPITAL  APPLICABLE  TO  1,464,306  SHARES  OF  COMMON
     STOCK  OUTSTANDING;  $0.01  PAR  VALUE,  1,000,000,000  SHARES  AUTHORIZED
                                                                  $35,592,210
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS             513,221
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)  ON INVESTMENTS       7,870,636

          NET ASSETS                                              $43,976,067

          NET ASSET VALUE PER SHARE                                    $30.03


SEE NOTES TO FINANCIAL STATEMENTS.

MID CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999

NET INVESTMENT INCOME
INVESTMENT INCOME
     INTEREST INCOME                                                     $83
     DIVIDEND INCOME  (NET OF FOREIGN TAXES WITHHELD OF $306)         118,505
          TOTAL INVESTMENT INCOME                                     118,588

EXPENSES
     INVESTMENT ADVISORY FEE                                          275,694
     TRANSFER  AGENCY  FEES  AND  EXPENSES                             41,326
     ACCOUNTING FEES                                                   12,847
     DIRECTORS'  FEES  AND  EXPENSES                                    8,548
     ADMINISTRATIVE  FEES                                              93,247
     CUSTODIAN  FEES                                                   15,118
     REPORTS  TO  SHAREHOLDERS                                          2,594
     PROFESSIONAL  FEES                                                 4,066
     MISCELLANEOUS                                                      1,591
          TOTAL EXPENSES                                              455,031
          FEES  PAID  INDIRECTLY                                     (35,357)
               NET  EXPENSES                                          419,674

                    NET INVESTMENT  INCOME  (LOSS)                  (301,086)

REALIZED  AND  UNREALIZED  GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)                                         3,421,480
CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)            (234,549)

               NET  REALIZED  AND  UNREALIZED  GAIN
               (LOSS)  ON INVESTMENTS                               3,186,931

               INCREASE  (DECREASE)  IN  NET  ASSETS
               RESULTING  FROM  OPERATIONS                         $2,885,845

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MID  CAP  GROWTH  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                  YEAR  ENDED     YEAR  ENDED
                                                DECEMBER 31,    DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS                   1999             1998
OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)              ($301,086)       ($188,017)
     NET  REALIZED  GAIN  (LOSS)                   3,421,480        5,089,060
     CHANGE IN UNREALIZED APPRECIATION OR  (DEPRECIATION)
                                                   (234,549)        3,487,530

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS              2,885,845        8,388,573

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM
     NET  REALIZED  GAIN  ON  INVESTMENTS      (3,398,247)        (4,698,137)
          TOTAL  DISTRIBUTIONS                  (3,398,247)       (4,698,137)

CAPITAL  SHARE  TRANSACTIONS
     SHARES  SOLD                                  15,126,008      17,443,253
REINVESTMENT  OF DISTRIBUTIONS                     3,398,258        4,698,137
     SHARES  REDEEMED                             (13,573,536)   (12,410,597)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS       4,950,730       9,730,793

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS       4,438,328       13,421,229

NET  ASSETS
BEGINNING  OF  YEAR                               39,537,739       26,116,510
END  OF  YEAR                                    $43,976,067      $39,537,739

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                                          503,241         573,133
REINVESTMENT  OF  DISTRIBUTIONS                       113,576         157,974
SHARES  REDEEMED                                     (451,747)      (412,755)
     TOTAL  CAPITAL  SHARE  ACTIVITY                   165,070        318,352



SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  --  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: CALVERT SOCIAL MID CAP GROWTH PORTFOLIO (THE "PORTFOLIO"), A SERIES OF CALVERT VARIABLE SERIES, INC. (THE "FUND"), IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE OPERATIONS OF EACH SERIES OF THE FUND ARE ACCOUNTED FOR SEPARATELY. THE SHARES OF THE PORTFOLIO ARE SOLD TO AFFILIATED AND UNAFFILIATED INSURANCE COMPANIES FOR ALLOCATION TO CERTAIN OF THEIR VARIABLE SEPARATE ACCOUNTS. SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH THE LAST SALE PRICE IS NOT AVAILABLE ARE VALUED AT THE MOST RECENT BID PRICE. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.
REPURCHASE AGREEMENTS: THE PORTFOLIO MAY ENTER INTO REPURCHASE AGREEMENTS WITH RECOGNIZED FINANCIAL INSTITUTIONS OR REGISTERED BROKER/DEALERS AND, IN ALL INSTANCES, HOLDS UNDERLYING SECURITIES WITH A VALUE EXCEEDING THE TOTAL REPURCHASE PRICE, INCLUDING ACCRUED INTEREST. ALTHOUGH RISK IS MITIGATED BY THE COLLATERAL, THE FUND COULD EXPERIENCE A DELAY IN RECOVERING ITS VALUE AND A POSSIBLE LOSS OF INCOME OR VALUE IF THE COUNTERPARTY FAILS TO PERFORM IN ACCORDANCE WITH THE TERMS OF THE AGREEMENT.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME AND
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS EARNINGS.

NOTE  B  --  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE PORTFOLIO. FOR ITS SERVICES, THE ADVISOR RECEIVED A MONTHLY FEE BASED ON AN ANNUAL RATE OF .80% THROUGH FEBRUARY 28, 1999, AND EFFECTIVE MARCH 1, 1999, RECEIVES A FEE OF .65%, BASED ON THE PORTFOLIO'S AVERAGE DAILY NET ASSETS. THE PORTFOLIO PAID A MONTHLY PERFORMANCE FEE OF PLUS OR MINUS UP TO .05%, ON AN ANNUAL BASIS, OF AVERAGE DAILY NET ASSETS OF THE PERFORMANCE PERIOD DEPENDING ON THE PORTFOLIO'S PERFORMANCE COMPARED TO THE S&P MID-CAP 400 INDEX. THE PERFORMANCE FEE WAS ELIMINATED ON FEBRUARY 28, 1999.
CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE PORTFOLIO FOR AN ANNUAL FEE, PAYABLE MONTHLY, OF
 .10% THROUGH FEBRUARY 28, 1999, AND .25% EFFECTIVE MARCH 1, 1999, BASED ON THE PORTFOLIO'S ANNUAL AVERAGE DAILY NET ASSETS.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, ACTS AS SHAREHOLDER SERVICING AGENT FOR THE PORTFOLIO. FOR ITS SERVICES, CSSI
RECEIVED A FEE OF $5,126 FOR THE YEAR ENDED DECEMBER 31, 1999. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT. FOR THE PERIOD ENDED JUNE 30, 1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $750 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $3,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. EFFECTIVE JULY 1, 1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $1,500 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $15,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. DIRECTOR'S FEES ARE
ALLOCATED  TO  EACH  OF  THE  PORTFOLIOS  SERVED.
NOTE  C  --  INVESTMENT  ACTIVITY
DURING THE YEAR, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE $41,303,010 AND $39,995,946, RESPECTIVELY.
THE COST OF INVESTMENTS OWNED AT DECEMBER 31, 1999, WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. NET UNREALIZED APPRECIATION AGGREGATED $7,870,636, OF WHICH $9,176,201 RELATED TO APPRECIATED SECURITIES AND $1,305,565 RELATED TO DEPRECIATED SECURITIES.

NOTE  D  --  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT DECEMBER 31, 1999.



TAX  INFORMATION  (UNAUDITED)
THE PORTFOLIO DESIGNATES $3,340,000 AS CAPITAL GAIN DIVIDENDS PAID DURING THE TAXABLE YEAR ENDED DECEMBER 31, 1999.

MID  CAP  GROWTH  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                              YEARS  ENDED
                              DECEMBER  31,     DECEMBER  31,     DECEMBER  31,
                                     1999               1998               1997
NET  ASSET  VALUE,  BEGINNING     $30.43              $26.63             $24.05
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME        (.21)              (.14)              (.04)
     NET  REALIZED  AND  UNREALIZED  GAIN (LOSS)
                                    2.31               8.00                5.70
        TOTAL  FROM  INVESTMENT  OPERATIONS
                                    2.11               7.86                5.66
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME          --                 --                  --
     NET  REALIZED  GAINS          (2.51)            (4.06)              (3.08)
          TOTAL  DISTRIBUTIONS     (2.51)            (4.06)              (3.08)
TOTAL  INCREASE  (DECREASE)  IN NET ASSET VALUE
                                    (.40)             3.80                 2.58
NET  ASSET  VALUE,  ENDING        $30.03            $30.43               $26.63

TOTAL  RETURN                       6.97%            29.88%              23.53%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME       (.73%)            (.60%)              (.17%)
     TOTAL  EXPENSES                1.11%             1.05%               1.04%
     EXPENSES  BEFORE  OFFSETS      1.11%             1.05%               1.04%
     NET  EXPENSES                 1.02%              1.00%                .96%
 PORTFOLIO  TURNOVER                101%                65%                 96%
NET ASSETS, ENDING (IN THOUSANDS)$43,976            $39,538             $26,117



                                                          YEARS  ENDED
                                                DECEMBER  31,     DECEMBER  31,
                                                        1996               1995
NET  ASSET  VALUE,  BEGINNING                         $22.42             $16.97
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                            (.12)             (.15)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)       1.79               6.85
          TOTAL  FROM  INVESTMENT  OPERATIONS           1.67               6.70
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                              --              (.01)
     NET  REALIZED  GAINS                               (.04)            (1.24)
          TOTAL  DISTRIBUTIONS                          (.04)            (1.25)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE      1.63               5.45
NET  ASSET  VALUE,  ENDING                            $24.05             $22.42

TOTAL  RETURN                                          7.44%             39.46%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                           (.60%)            (.84%)
     TOTAL  EXPENSES                                   1.33%              1.66%
     EXPENSES  BEFORE  OFFSETS                          1.33%             1.56%
     NET  EXPENSES                                      1.00%             1.25%
PORTFOLIO  TURNOVER                                     124%               135%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                $19,904             $8,935

CALVERT  VARIABLE  SERIES,  INC.
CALVERT  SOCIAL  INTERNATIONAL  EQUITY  PORTFOLIO
MANAGED  BY  MURRAY  JOHNSTONE  INTERNATIONAL,  LTD.

DEAR  INVESTOR:

THE EASING BY THE FEDERAL RESERVE BOARD IN THE US, AND THE SUBSEQUENT INTEREST RATE CUTS IN EUROPE AND THE FAR EAST BEGINNING IN 1998, RELIQUIFIED THE FINANCIAL SYSTEM AND SPURRED AN ECONOMIC RECOVERY IN 1999 THAT EXCEEDED MOST FORECASTS. THIS PROLONGED THE EXPANSION IN THE US. WITH DEMAND SPILLING OVER INTO THE INTERNATIONAL MARKETS,THE JAPANESE ECONOMY RECOVERED AND EUROPE ALSO REAPED THE BENEFITS OF RISING GLOBAL DEMAND FOR GOODS AND SERVICES. INVESTMENT CLIMATE
A KEY FEATURE OF THE RECOVERY IN 1999 WAS THE SPECTACULAR GROWTH OF TECHNOLOGY AND INTERNET-BASED BUSINESSES. A RASH OF "DOT.COM" COMPANIES CAME TO THE MARKET WITH MOST BID TO IMMEDIATE PREMIUMS BY INVESTORS ANXIOUS TO BE EARLY BUYERS INTO BUSINESSES WHOSE PROSPECTS WERE BRIGHT BUT UNTESTED. TELECOM GROUPS WORLD-WIDE WERE SEEN AS THE PRINCIPAL BENEFICIARIES OF THE GROWTH OF "E-BUSINESSES" AND THE AGGRESSIVE MERGER ACTIVITY IN THE GLOBAL TELECOM SECTOR, CONTINUING THROUGHOUT THIS PERIOD, WAS A FURTHER CAUSE OF BUOYANT STOCK PRICES.

ANOTHER FEATURE OF THE RECOVERY WAS THE NEAR-ABSENCE OF INFLATIONARY PRESSURES. BY YEAR-END SIGNS OF PRICING PRESSURE WERE BEGINNING TO APPEAR AT THE RETAIL LEVEL BUT FOR MOST OF THE YEAR, A DREAM SCENARIO OF GROWTH WITHOUT INFLATION SPURRED AN ENTHUSIASM AMONG INVESTORS.

EARLY IN 1999 THE BELIEF THAT ECONOMIES WERE BACK ON A GROWTH PATH LED TO THE HEAVY BUYING OF CYCLICAL OR ECONOMIC-SENSITIVE STOCKS: OILS, CHEMICALS AND HEAVY INDUSTRIALS, ACROSS THE INTERNATIONAL MARKETS. HOWEVER, AS THE GAP BETWEEN THE RATE OF GROWTH IN ECONOMIES

CVS  CALVERT  SOCIAL
INTERNATIONAL  EQUITY  PORTFOLIO

 COMPARISON  OF  CHANGE  IN
VALUE  OF  A  HYPOTHETICAL  $10,000  INVESTMENT.





[INSERT  LINE  GRAPH  HERE]






AVERAGE  ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  12.31.99)
ONE  YEAR                     32.78%
FIVE  YEAR                    18.06%
SINCE  INCEPTION  (6.30.92)   14.72%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

SUCH AS THE US AND THE UK AND THE LAGGARDS, EUROPE, CHINA AND JAPAN, BECAME APPARENT, INVESTORS SWITCHED FROM THESE SO-CALLED "VALUE" STOCKS BACK INTO "GROWTH" COMPANIES CENTERED ON TECHNOLOGY, TELECOMS AND FINANCIALS.

IN TERMS OF STOCK MARKET PERFORMANCE, 1999 SAW STARK CONTRASTS TO 1998. IN 1998 THE EUROPEAN MARKETS LED THE WAY AS THE "SAFE HAVEN" FOR INVESTORS WHILE THE FAR EAST AND THE EMERGING MARKETS EXPERIENCED FINANCIAL MELTDOWN. IN 1999 GROWTH IN EUROPE WAS MODEST AND PARTICIPANTS IN THE NEW EURO DEBATED THE MERITS OF NATIONAL VERSUS REGIONAL POLICY AIMS, UNDERMINING THE CURRENCY FROM ITS OUTSET. BY CONTRAST, THE RECOVERY IN THE FAR EAST WAS DRAMATIC AND STOCK PRICES WERE AGGRESSIVELY BID UP IN MARKETS FROM HONG KONG TO SINGAPORE. IN JAPAN, TOO, AFTER A DECADE OF OFFICIAL PROCRASTINATION AND OBFUSCATION, THE GOVERNMENT'S ATTEMPTS TO RELIQUIFY AND STABILIZE THE FINANCIAL SYSTEM BORE FRUIT. THE LATTER DEVELOPMENT MARKED A WATERSHED IN JAPANESE CORPORATE THINKING AND PROVED TO BE THE SIGNAL WHICH ATTRACTED FOREIGN BUYERS BACK INTO THE MARKET.

PERFORMANCE  AND  INVESTMENT  STRATEGY
DURING THE YEAR THE PORTFOLIO RETURNED 32.78%, OUTPERFORMING ITS BENCHMARK, THE EAFE INDEX WHICH RETURNED 27.3%.

THE DIFFICULT PERIOD FOR INVESTMENTS WAS THE FIRST QUARTER WHEN CYCLICAL STOCKS LED THE MARKET UP. THE PORTFOLIO WAS UNDERWEIGHT IN CYCLICALS AND GROWTH STOCKS WERE LEFT BEHIND DURING THIS PERIOD. ON THE OTHER HAND, THE INVESTMENTS IN JAPAN WERE KEY TO THE STRENGTH OF RETURNS. THE PORTFOLIO HAD CLOSE TO A FULL WEIGHT COMPARED TO THE BENCHMARK EARLY IN THE YEAR AND WITH THE STOCK SELECTION FOCUS ON TECHNOLOGY AND TELECOM STOCKS, RETURNS WERE STRONG THROUGHOUT THE YEAR. AGAINST A BENCHMARK RETURN OF 61.8%(THE JAPANESE COMPONENT OF THE EAFE INDEX), THE PORTFOLIO INVESTMENTS IN JAPAN RETURNED 112%. IN SPITE OF THE GENERALLY DULL PERFORMANCE OF EUROPEAN STOCKS, THE TELECOM SECTOR WAS WELL REPRESENTED IN THE PORTFOLIO INCLUDING MANNESMANN, THE GERMAN TELECOMS GROUP WHICH WAS SUBJECT TO A HOSTILE BID FROM THE UK--BASED VODAFONE AIRTOUCH MOBILE PHONE GROUP.

INVESTMENT PERFORMANCE THROUGH 1999 WAS DRIVEN BY TWO FACTORS: GLOBAL ECONOMIC RECOVERY AND TECHNOLOGY. WITH THE US AND UK LEADING IN GROWTH AND INVESTMENT
RETURNS, THE MANAGERS INVESTED THE FUND'S ASSETS IN THE INTERNATIONAL MARKETS WHICH WOULD BENEFIT FROM THE STRENGTH OF THOSE ECONOMIES. THE MARKETS OF THE FAR EAST AND JAPAN WERE THE FIRST CANDIDATES BUT WITH IMPRESSIVE GAINS THERE FROM EARLY IN THE YEAR, WE DECIDED TO SHIFT PART OF THE ASSETS TO EUROPE WHICH HAD LAGGED. WE TRIMMED INVESTMENTS IN MATSUSHITA COMMUNICATIONS WHICH MAKES EQUIPMENT FOR THE MOBILE PHONE MARKET AND FUJITSU, THE COMPUTER AND PC
MANUFACTURER,  BOTH  BENEFICIARIES  OF  THE INTERNET BOOM WHOSE STOCK PRICES HAD
SURGED DURING THE YEAR. ASSETS WERE ALSO SHIFTED FROM THE UK WITH SALES OF STOCKS INCLUDING RAILTRACK. RAILTRACK WAS FACING AN INCREASINGLY COMPLEX TASK IN UPGRADING THE RAIL NETWORK IN THE UK, THE COST OF WHICH WAS UNRESOLVED, PUTTING PRESSURE ON FUTURE PROFITS.

OUTLOOK
Y2K PROBLEMS APPEAR TO HAVE BEEN MINIMAL IN JANUARY 2000 BUT AS THE YEAR PROGRESSES, GLOBAL RECOVERY AND A TREND TO HIGHER INTEREST RATES COULD DAMPEN OPTIMISM. IT IS CLEAR THAT THE US ECONOMY HAS BEEN GROWING AT A RATE IN EXCESS OF THE LONG-TERM SUSTAINABLE RATE OF 4% AND THE FEDERAL RESERVE BOARD WILL PROBABLY MOVE TO SLOW THIS PACE BY RAISING INTEREST RATES IN JANUARY OR
FEBRUARY. AT THE SAME TIME, THE ADDITIONAL LIQUIDITY IN THE SYSTEM TO TIDE MARKETS OVER THE MILLENNIUM IS LIKELY TO BE DRAINED, PUTTING A FURTHER BRAKE ON THE BUOYANT CONDITIONS OF THE PREVIOUS THREE MONTHS. THESE DEVELOPMENTS MAY MARK THE END OF THE RALLY IN TECH STOCKS, OR AT LEAST GIVE INVESTORS CAUSE TO PAUSE AND REASSESS WHICH COMPANIES WILL BE WINNERS AND WHICH WILL FALL BY THE WAYSIDE.

ON THE POSITIVE SIDE, IT IS APPARENT THAT GROWTH GLOBALLY IS NOT CLOSELY SYNCHRONIZED, AND THAT WHILE ATTEMPTS WILL BE MADE TO SLOW THE PACE IN THE US
AND POSSIBLY THE UK, RECOVERY IS LESS ADVANCED IN EUROPE AND JAPAN. GROWTH IN CHINA HAS ALSO BEEN SUBDUED IN THE CURRENT CYCLE. THESE AREAS WILL SEE A
CONTINUATION OF LOW INTEREST RATES AND EASY MONETARY POLICY, CONDITIONS THAT SHOULD FAVOR GROWTH, CORPORATE PROFITS, AND EQUITY MARKET RETURNS. IT IS ALSO APPARENT THAT WHILE MANY COMPANIES HAVE SEEN THEIR STOCK PRICE ROCKET DURING 1999, MANY OTHERS HAVE SEEN IT PLUMB NEW LOWS. SO THERE IS STILL VALUE OUT THERE. OUR MOST RECENT MOVES IN THE PORTFOLIO HAVE BEEN TO TRIM BACK SOME OF THE HIGHLY PRICED GROWTH STOCKS AND INCREASE EXPOSURE TO CHEAPER CYCLICALS IN THE ENGINEERING AND MANUFACTURING SECTORS, LOOKING TO CAPTURE SOME OF THAT VALUE IN THE YEAR 2000.

SINCERELY,



ANDREW  PRESTON
MURRAY  JOHNSTONE  INTERNATIONAL
JANUARY  24,  2000



CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO OF CALVERT VARIABLE SERIES, INC., SHOULD NOT BE CONFUSED WITH THE CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND. PERFORMANCE OF THE TWO FUNDS WILL DIFFER.

REPORT  OF  INDEPENDENT  ACCOUNTANTS


TO THE BOARD OF DIRECTORS OF CALVERT VARIABLE SERIES, INC. AND SHAREHOLDERS OF CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO:


IN OUR OPINION, THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES, INCLUDING THE SCHEDULE OF INVESTMENTS, AND THE RELATED STATEMENT OF OPERATIONS, STATEMENT OF CHANGES IN NET ASSETS AND FINANCIAL HIGHLIGHTS PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO (ONE OF THE PORTFOLIOS COMPRISING CALVERT VARIABLE SERIES, INC., HEREINAFTER REFERRED TO AS THE "FUND"), AT DECEMBER 31, 1999, THE RESULTS OF ITS OPERATIONS, THE CHANGES IN ITS NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE PERIODS INDICATED THEREIN, IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS (HEREINAFTER REFERRED TO AS "FINANCIAL STATEMENTS") ARE THE RESPONSIBILITY OF THE FUND'S MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS BASED ON OUR AUDITS. WE CONDUCTED OUR AUDITS OF THESE FINANCIAL STATEMENTS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES, WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS, WHICH INCLUDED CONFIRMATION OF SECURITIES AT DECEMBER 31, 1999 BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS, PROVIDE A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.



PRICEWATERHOUSECOOPERS  LLP

BALTIMORE,  MARYLAND
FEBRUARY  4,  2000

INTERNATIONAL  EQUITY  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
DECEMBER 31, 1999

EQUITY  SECURITIES  -  97.2%                             SHARES        VALUE
ARGENTINA  -  2.7%
BANCO  FRANCES  DEL  RIO  LA  PLATA  (ADR)            15,000        $355,313
TELECOM  ARGENTINA  STET-FRANCE  (ADR)                 7,000         239,750
                                                                     595,063

AUSTRALIA  -  1.5%
NATIONAL  AUSTRALIA  BANK                             21,000         321,226

BRAZIL  -  1.7%
TELE  NORTE  LESTE  PARTICIPACOES  (ADR)              15,000         382,500

DENMARK  -  1.2%
NOVO-NORDISK                                           1,962         260,223

FRANCE  -  12.6%
AXA  UAP                                               2,389         333,068
BANQUE  NATIONAL  DE  PARIS                            4,437         409,416
CAP  GEMINI                                            2,232         566,598
CIE  DE  ST  GOBAIN                                    1,903         357,901
EQUANT  *(ADR)                                         2,532         283,584
LEGRAND                                                1,479         352,056
PINAULT  PRINTEMPS                                     1,155         304,834
VIVENDI                                                1,800         162,556
                                                                   2,770,013

GERMANY  -  7.2%
ALLIANZ                                                  957         321,505
DOUGLAS  HOLDINGS                                      3,590         154,600
LINDE                                                  5,850         319,990
MANNESMANN                                             1,681         405,558
SAP                                                      409         201,471
VOLKSWAGEN                                             3,310         186,556
                                                                   1,589,680

HONG  KONG  -  1.5%
CHEUNG  KONG  HOLDINGS                                25,000         316,781

IRELAND  -  1.9%
ALLIED  IRISH  BANKS                                  16,685         189,926
GLOBAL  TELESYSTEMS  GROUP  *                          6,428         222,570
                                                                     412,496

ITALY  -  6.3%
BANCA  POPOLARE  DI  MILANO                           27,718         215,835
TELECOM  ITALIA  MOBILE                               51,707         577,645
TELECOM  ITALIA  SPA                                  62,749         382,422
UNICREDITO  ITALIAN                                   44,034         216,465
                                                                   1,392,367

EQUITY  SECURITIES  -  (CONT'D)                       SHARES           VALUE
JAPAN  -  28.6%
FUJI  MACHINE  MANUFACTURING                           5,200        $419,379
FUJITSU                                               10,000         456,103
MATSUSHITA  COMMUNICATIONS                             2,000         528,531
MEITEC  CORPORATION                                    4,400         139,963
NIPPON  COMSYS                                        14,000         290,496
NIPPON  EXPRESS  COMPANY                              45,000         248,850
NSK  LIMITED                                          23,000         157,355
NTT  MOBILE  COMMUNICATIONS                               14         538,514
OLYMPUS  OPTICAL                                      18,000         254,576
OMRON  CORPORATION                                    15,000         345,747
SECOM  COMPANY                                         3,000         330,332
SHARP  CORPORATION                                    17,000         435,108
SNOW  BRAND  MILK                                     22,000          88,715
SONY  CORPORATION                                      2,000         593,129
SUMITOMO  BANK                                        24,000         328,629
TAKEFUJI  CORPORATION  *                               2,400         300,440
TDK  CORPORATION                                       3,000         414,309
YAMANOUCHI  PHARMACEUTICAL                             9,000         314,476
YORK  BENIMARU                                         4,300         111,951
                                                                   6,296,603

MEXICO  -  2.9%
GRUPO  INDUSTRIAL  DURANGO  (ADR)  *                  11,000         130,625
TELEFONOS  DE  MEXICO  (ADR)                           4,500         506,250
                                                                     636,875

NETHERLANDS  -  8.3%
ELSEVIER                                              24,842         296,791
FORTIS                                                 8,742         315,440
ING  GROEP                                             5,318         321,104
PHILIPS  ELECTRONICS                                   2,544         345,964
VNU                                                   10,550         554,545
                                                                   1,833,844

NEW  ZEALAND  -  1.5%
TELECOM  CORPORATION  OF  NEW  ZEALAND                70,000         329,175

NORWAY  -  2.6%
CHRISTIANIA  BANK                                     33,652         166,001
TOMRA  SYSTEMS  ASA                                   23,526         399,567
                                                                     565,568

SINGAPORE  -  1.1%
CITY  DEVELOPMENTS                                    42,000         245,872

SOUTH  AFRICA  -  0.6% 2,000
LIBERTY LIFE ASSOCIATION                               2,000          23,071
STANDARD  BANK  INVESTMENT                            28,000         116,231
                                                                     139,302

EQUITY  SECURITIES  -  (CONT'D)                       SHARES           VALUE
SPAIN  -  1.7%
ARGENTARIA                                            13,815        $324,673
SUPERDIPLO  *                                          2,905          55,893
                                                                     380,566

SWEDEN  -  2.2%
SKF  SERIES  B                                        19,727         479,902

SWITZERLAND  -  1.6%
ZURICH  ALLIED  *                                        619         352,981

UNITED  KINGDOM  -  9.5%
ABBEY  NATIONAL                                        7,400         118,636
BARCLAYS                                              12,500         359,202
BEAZER  GROUP                                          8,584          19,967
BELLWAY                                                3,760          18,889
BRITISH  TELECOM                                       7,700         186,567
CADBURY  SCHWEPPES                                    22,000         132,552
FIRSTGROUP  PLC                                        6,250          24,230
JOHNSON  MATTHEY                                      12,000         118,046
KINGFISHER                                             3,335          37,009
MAYFLOWER  CORPORATION                                21,600          76,061
NORWICH  UNION                                        26,000         199,280
PEARSON                                               10,900         354,776
SMITHKLINE  BEECHAM                                   19,000         240,922
VODAFONE  AIRTOUCH                                    42,600         212,346
                                                                   2,098,483

          TOTAL  EQUITY  SECURITIES  (COST $15,006,762)         21,399,520


          TOTAL  INVESTMENTS  (COST  $15,006,762)  -  97.2%     21,399,520
               OTHER  ASSETS  AND  LIABILITIES, NET - 2.8%         613,432
               NET  ASSETS  -  100%                            $22,012,952

*     NON-INCOME  PRODUCING.


ABBREVIATIONS:
ADR:  AMERICAN  DEPOSITORY  RECEIPTS

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

INTERNATIONAL  EQUITY  PORTFOLIO
STATEMENT  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  1999

ASSETS
INVESTMENTS  IN  SECURITIES,  AT  VALUE  -  SEE  ACCOMPANYING  PORTFOLIO
                                                               $21,399,520
CASH                                                               630,153
INTEREST  AND  DIVIDENDS  RECEIVABLE                                 4,343
OTHER  ASSETS                                                       11,714
     TOTAL  ASSETS                                              22,045,730

LIABILITIES
PAYABLE  TO  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.             20,536
PAYABLE  TO  CALVERT  ADMINISTRATIVE  SERVICES  COMPANY              5,007
PAYABLE  TO  CALVERT  SHAREHOLDER  SERVICES,  INC.                     226
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES                           7,009
     TOTAL  LIABILITIES                                             32,778
          NET  ASSETS                                          $22,012,952

NET  ASSETS  CONSIST  OF:
PAR  VALUE  AND  PAID-IN  CAPITAL  APPLICABLE  TO  857,992  SHARES  OF  COMMON
     STOCK  OUTSTANDING;  $0.01  PAR  VALUE,  1,000,000,000  SHARES  AUTHORIZED
                                                               $15,372,032
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS  AND  FOREIGN
CURRENCY TRANSACTIONS                                              248,260
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS AND FOREIGN CURRENCIES AND ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES
                                                                 6,392,660

          NET  ASSETS                                          $22,012,952

          NET  ASSET  VALUE  PER  SHARE                             $25.66


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

INTERNATIONAL  EQUITY  PORTFOLIO
STATEMENT  OF  OPERATIONS
YEAR  ENDED  DECEMBER  31,  1999

NET  INVESTMENT  INCOME
INVESTMENT  INCOME
     INTEREST  INCOME                                             $17,960
     DIVIDEND INCOME (NET OF FOREIGN TAXES WITHHELD OF $30,768)   265,390
          TOTAL  INVESTMENT  INCOME                               283,350

EXPENSES
     INVESTMENT  ADVISORY  FEE                                    142,875
     TRANSFER  AGENCY  FEES  AND  EXPENSES                          6,648
     DIRECTORS'  FEES  AND  EXPENSES                                3,957
     ADMINISTRATIVE  FEES                                          48,020
     ACCOUNTING  FEES                                              16,189
     CUSTODIAN  FEES                                               72,967
     REGISTRATION  FEES                                               508
     REPORTS  TO  SHAREHOLDERS                                      1,029
     PROFESSIONAL  FEES                                             1,771
     MISCELLANEOUS                                                    558
               TOTAL  EXPENSES                                    294,522
               REIMBURSEMENT  FROM  ADVISOR                        (3,707)
               FEES  PAID  INDIRECTLY                            (18,149)
                    NET  EXPENSES                                 272,666

                    NET  INVESTMENT  INCOME  (LOSS)                10,684

REALIZED  AND  UNREALIZED  GAIN  (LOSS)
NET  REALIZED  GAIN  (LOSS)  ON:
     INVESTMENTS                                                1,704,382
     FOREIGN  CURRENCY  TRANSACTIONS                             (34,450)
                                                                1,669,932
CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION):
     INVESTMENTS  AND  FOREIGN  CURRENCY  TRANSACTIONS          3,757,006
     ASSETS  AND  LIABILITIES DENOMINATED IN FOREIGN CURRENCIES    (1,488)
                                                                3,755,518

               NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)     5,425,450

               INCREASE  (DECREASE)  IN  NET  ASSETS
               RESULTING  FROM  OPERATIONS                     $5,436,134


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

INTERNATIONAL  EQUITY  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                              YEAR  ENDED     YEAR  ENDED
                                            DECEMBER  31,   DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS                1999            1998
OPERATIONS
     NET  INVESTMENT  INCOME                      $10,684         $78,743
     NET  REALIZED  GAIN  (LOSS)                1,669,932       1,168,855
     CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)
                                                3,755,518       1,335,513

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS           5,436,134       2,583,111

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM
     NET  INVESTMENT  INCOME                     (11,209)         (53,185)
     NET  REALIZED  GAIN  ON  INVESTMENTS     (1,552,510)      (1,265,356)
          TOTAL  DISTRIBUTIONS                (1,563,719)      (1,318,541)

CAPITAL  SHARE  TRANSACTIONS
     SHARES  SOLD                               2,860,507         3,075,675
     REINVESTMENT  OF  DISTRIBUTIONS            1,563,721         1,318,544
     SHARES  REDEEMED                         (3,392,566)       (2,999,999)
          TOTAL  CAPITAL  SHARE  TRANSACTIO     1,031,662         1,394,220

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS    4,904,077         2,658,790

NET  ASSETS
BEGINNING  OF  YEAR                             17,108,875        14,450,085
END  OF  YEAR  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
     INCOME  OF  $0  AND  $11,207,  RESPECTIVELY) $22,012,952    $17,108,875

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                                       127,897           142,752
REINVESTMENT  OF  DISTRIBUTIONS                     61,202            63,667
SHARES  REDEEMED                                 (153,114)         (141,023)
     TOTAL  CAPITAL  SHARE  ACTIVITY                35,985            65,396


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  --  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO (THE "PORTFOLIO"),A SERIES OF CALVERT VARIABLE SERIES, INC. (THE "FUND"),IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY.THE OPERATIONS OF EACH SERIES OF THE FUND ARE ACCOUNTED FOR SEPARATELY. THE SHARES OF THE PORTFOLIO ARE SOLD TO AFFILIATED AND UNAFFILIATED INSURANCE COMPANIES FOR ALLOCATION TO CERTAIN OF THEIR VARIABLE SEPARATE ACCOUNTS. SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. FOREIGN SECURITY PRICES, FURNISHED BY QUOTATION SERVICES IN THE SECURITY'S LOCAL CURRENCY,ARE TRANSLATED USING THE CURRENT US DOLLAR EXCHANGE RATE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH THE LAST SALE PRICE IS NOT AVAILABLE ARE VALUED AT THE MOST
 RECENT BID PRICE OR BASED ON A YIELD EQUIVALENT OBTAINED FROM THE SECURITIES' MARKET MAKER. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE OR, IN THE CASE OF DIVIDENDS ON CERTAIN FOREIGN SECURITIES, AS SOON AS THE PORTFOLIO IS INFORMED OF THE EX-DIVIDEND DATE. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.
FOREIGN CURRENCY TRANSACTIONS: THE PORTFOLIO'S ACCOUNTING RECORDS ARE MAINTAINED IN
US DOLLARS. FOR VALUATION OF ASSETS AND LIABILITIES ON EACH DATE OF NET ASSET VALUE DETERMINATION, FOREIGN DENOMINATIONS ARE TRANSLATED INTO US DOLLARS USING THE CURRENT EXCHANGE RATE. SECURITY TRANSACTIONS, INCOME AND EXPENSES ARE TRANSLATED AT THE PREVAILING RATE OF EXCHANGE ON THE DATE OF THE EVENT. THE EFFECT OF CHANGES IN FOREIGN EXCHANGE RATES ON SECURITIES AND FOREIGN CURRENCIES IS INCLUDED WITH THE NET REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS AND FOREIGN CURRENCIES.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME AND
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS EARNINGS.
NOTE  B  --  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE PORTFOLIO. FOR ITS SERVICES, THE ADVISOR RECEIVED A MONTHLY FEE BASED ON AN ANNUAL RATE OF 1% THROUGH FEBRUARY 28, 1999, AND EFFECTIVE MARCH 1, 1999,
RECEIVES A FEE OF .75%, BASED ON THE PORTFOLIO'S AVERAGE DAILY NET ASSETS. CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE PORTFOLIO FOR AN ANNUAL FEE, PAYABLE MONTHLY, OF THE GREATER OF $40,000 OR .10% THROUGH FEBRUARY 28, 1999, AND .35% EFFECTIVE MARCH 1, 1999, BASED ON THE PORTFOLIO'S ANNUAL AVERAGE DAILY NET ASSETS. THE ADVISOR VOLUNTARILY REIMBURSED THE PORTFOLIO $3,707 FOR ADMINISTRATIVE SERVICE FEES.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, ACTS AS SHAREHOLDER SERVICING AGENT FOR THE PORTFOLIO. FOR ITS SERVICES, CSSI
RECEIVED A FEE OF $2,083 FOR THE YEAR ENDED DECEMBER 31, 1999. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT. FOR THE PERIOD ENDED JUNE 30, 1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $750 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $3,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. EFFECTIVE JULY 1, 1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $1,500 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $15,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. DIRECTOR'S FEES ARE
ALLOCATED  TO  EACH  OF  THE  PORTFOLIOS  SERVED.
NOTE  C  --  INVESTMENT  ACTIVITY
DURING THE YEAR, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE $10,245,266 AND $10,379,513, RESPECTIVELY.
THE COST OF INVESTMENTS OWNED AT DECEMBER 31, 1999, WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. NET UNREALIZED APPRECIATION AGGREGATED
$6,392,758, OF WHICH $7,036,462 RELATED TO APPRECIATED INVESTMENTS AND $643,668 RELATED TO DEPRECIATED INVESTMENTS.

NOTE  D  --  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT DECEMBER 31, 1999.



TAX  INFORMATION  (UNAUDITED)
THE PORTFOLIO DESIGNATES $415,000 AS CAPITAL GAIN DIVIDENDS PAID DURING THE TAXABLE YEAR ENDED DECEMBER 31, 1999.

INTERNATIONAL  EQUITY  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                      YEARS  ENDED
                               DECEMBER  31,     DECEMBER  31,     DECEMBER  31,
                                       1999              1998            1997
NET  ASSET  VALUE,  BEGINNING     $20.81                $19.10            $18.74
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME         .01                   .10               .19
     NET REALIZED  AND  UNREALIZED  GAIN (LOSS)
                                    6.80                  3.35              2.28
          TOTAL  FROM  INVESTMENT  OPERATIONS
                                    6.81                  3.45              2.47
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME        (.01)                (.07)             (.20)
     NET  REALIZED  GAINS          (1.95)               (1.67)            (1.91)
          TOTAL  DISTRIBUTIONS     (1.96)               (1.74)            (2.11)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET VALUE
                                    4.85                 1.71                .36
NET  ASSET  VALUE,  ENDING        $25.66               $20.81             $19.10

TOTAL  RETURN                     32.78%                18.09%            13.23%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME         .06%                 .49%              .85%
     TOTAL  EXPENSES                1.62%                 1.80%            1.73%
     EXPENSES  BEFORE  OFFSETS      1.60%                 1.65%            1.56%
     NET  EXPENSES                  1.50%                  1.56%           1.17%
PORTFOLIO  TURNOVER                   59%                   92%              35%
NET  ASSETS,  ENDING  (IN  THOUSANDS)
                                  $22,013              $17,109           $14,450



                                                            YEARS  ENDED
                                                  DECEMBER  31,    DECEMBER  31,
                                                          1996              1995
NET  ASSET  VALUE,  BEGINNING                           $17.15            $15.89
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                               .17               .27
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)         2.40              1.69
          TOTAL  FROM  INVESTMENT  OPERATIONS             2.57              1.96
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                              (.14)            (.25)
     NET  REALIZED  GAINS                                 (.84)            (.45)
          TOTAL  DISTRIBUTIONS                            (.98)            (.70)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE         1.59             1.26
NET  ASSET  VALUE,  ENDING                               $18.74           $17.15

TOTAL  RETURN                                             14.99%          12.35%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                               1.02%           1.48%
     TOTAL  EXPENSES                                       1.82%           1.90%
     EXPENSES  BEFORE  OFFSETS                             1.59%           1.51%
     NET  EXPENSES                                         1.18%           1.12%
PORTFOLIO  TURNOVER                                          85%             90%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                    $14,027          $9,831

CALVERT  VARIABLE  SERIES,  INC.
CALVERT  SOCIAL  BALANCED  PORTFOLIO

DEAR  INVESTOR:

1999'S STRONG STOCK MARKET PERFORMANCE WAS DRIVEN BY A FEW DOMINANT THEMES RESULTING IN VERY NARROW MARKET PARTICIPATION. THE LARGE MAJORITY OF STOCKS WITHIN THE S&P 500 PERFORMED VERY MODESTLY. THE S&P RETURNED 21% FOR THE YEAR WITH PERFORMANCE CONCENTRATED IN FOUR ECONOMIC SECTORS; TECHNOLOGY (+75%), CAPITAL GOODS (+28%), BASIC MATERIALS (+26%) AND CONSUMER CYCLICALS (+22%). FOUR OF THE ELEVEN SECTORS WERE ACTUALLY NEGATIVE. TRANSPORTS AND UTILITIES WERE DOWN NEARLY 10% AND HEALTH CARE FELL 9%. FINALLY, CONSUMER STAPLES DECLINED ABOUT 7%.

THE THEMES THAT DROVE THE MARKET'S ADVANCE WERE THE CONTINUED ROLLOUT AND DOMINANCE OF THE INTERNET, GLOBAL ECONOMIC RECOVERY, AND A WEALTHIER CONSUMER. THEMES THAT WORKED AGAINST THE MARKET WERE RISING INTEREST RATES AND RISING COMMODITY PRICES.

THE LATTER TWO THEMES HAVE TYPICALLY SIGNALED A SLOWDOWN IN THE ECONOMY AND THE POTENTIAL FOR A CORRECTION IN THE STOCK MARKET. AS EVIDENCED BY THE NEGATIVE PERFORMANCE IN A THIRD OF THE MARKET'S SECTORS, A PARTIAL CORRECTION HAS BEEN UNDERWAY. YET, WE ARE STILL PUZZLED BY HOW THE MARKET HAS CONTINUED TO RISE IN DEFIANCE OF RISING INTEREST RATES.

FUND  PERFORMANCE
WE'RE PLEASED TO REPORT THE CALVERT VARIABLE SERIES BALANCED PORTFOLIO OUTPERFORMED ITS PEER GROUP AVERAGE. FOR THE 12 MONTHS, THE PORTFOLIO POSTED A GAIN OF 12.12%, AHEAD OF THE 5.64% RETURN FOR THE AVERAGE VARIABLE ANNUITY BALANCED FUND TRACKED BY LIPPER.

CVS  CALVERT  SOCIAL  BALANCED  PORTFOLIO

COMPARISON  OF  CHANGE  IN
VALUE  OF  A  HYPOTHETICAL  $10,000  INVESTMENT.






[INSERT  LINE  GRAPH  HERE]







AVERAGE  ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  12.31.99)
ONE  YEAR                       12.12%
FIVE  YEAR                      18.02%
TEN  YEAR                       12.05%
SINCE  INCEPTION  (9.02.86)     11.65%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT. PAST PERFORMANCE DOES NOT INDICATE FUTURE RESULTS.

NEW  SUBADVISORS  ASSUMED  MANAGEMENT  OF THE PORTFOLIO EFFECTIVE FEBRUARY 1995.

STRATEGY
THE PORTFOLIO'S ASSET ALLOCATION WAS MAINTAINED AT 60% STOCKS AND 40% BONDS THROUGHOUT THE YEAR, A RATIO TO WHICH WE INTEND TO ADHERE FOR THE LONG TERM. ON THE STOCK SIDE, OUR PORTFOLIO IS A LARGE CAP GROWTH ORIENTED PORTFOLIO WHICH IS POSITIONED TO TAKE ADVANTAGE OF MANY OF THE IMPORTANT CHANGES TAKING PLACE IN OUR WORLD TODAY. MOST OBVIOUSLY THIS INCLUDES THE NEW TECHNOLOGIES IN COMPUTERS, COMMUNICATIONS, AND THE INTERNET. WE ARE ALSO POSITIONED TO TAKE ADVANTAGE OF THE CHANGING DEMOGRAPHICS WHICH CONTINUE TO CREATE EXCELLENT OPPORTUNITIES IN HEALTHCARE, FINANCIALS AND RETAIL SECTORS. ON THE BOND SIDE, WE CONTINUE TO PURSUE OUR PRACTICE OF TARGETING OUR EXPOSURE TO THE MARKET BASED ON OUR VIEW OF CRITICAL ECONOMIC, FISCAL AND MONETARY FACTORS. WE ADD VALUE BY TAKING ADVANTAGE OF THE MANY OPPORTUNITIES THAT EXIST IN THE BOND MARKET FOR THE QUICK AND ATTENTIVE TRADER.

FIXED INCOME INVESTMENTS - MANAGED BY CALVERT ASSET MANAGEMENT COMPANY, INC. THIS PAST YEAR WILL BE REMEMBERED AS ONE OF THE WORST YEARS FOR TREASURY BOND PRICES AS YIELDS INCREASED 125 TO 225 BASIS POINTS FROM 1998 LOWS ACROSS VARIOUS TREASURY MATURITIES. FACED WITH A BOOMING ECONOMY, THE FEDERAL RESERVE INCREASED RATES 3 TIMES TO PREEMPT A RISE IN INFLATION. FORTUNATELY, CREDIT SPREADS FOR NON-TREASURY BONDS (CORPORATES, MORTGAGES, MUNICIPALS, ETC.) TIGHTENED AND THUS PARTIALLY OFFSET THE OVERALL BEAR MARKET DROP IN PRICES.

THE FIRST 3 QUARTERS OF THE YEAR WERE CHARACTERIZED BY MASSIVE ISSUANCE OF ALL KINDS OF BONDS EXCEPT TREASURIES. MOST BORROWING NEEDS FOR THE YEAR WERE SATISFIED BY OCTOBER AS BORROWERS PREFERRED TO AVOID THE 4TH QUARTER BECAUSE OF Y2K FEARS. THE PORTFOLIO WAS AN ACTIVE AND PROFITABLE PARTICIPANT IN THE NEW ISSUE BOND MARKET.

THE FIXED-INCOME PORTION OF THE PORTFOLIO HAD STRONG PERFORMANCE FOR 1999. THIS WAS ACCOMPLISHED BY AVOIDING THE JUNK BOND MARKET WHICH DETERIORATED AND BY AVOIDING CALLABLE BONDS WHICH EXTENDED UNFAVORABLY IN A VOLATILE AND DOWNWARD MOVING BOND MARKET.


EQUITY  INVESTMENTS  -  MANAGED  BY  NCM  CAPITAL  MANAGEMENT  INC.
LOOKING BACK ON 1999, IT IS ONCE AGAIN AMAZING HOW NARROW THE EQUITY MARKET ACTUALLY WAS. ACCORDING TO DATA PROVIDED BY SALOMON SMITH BARNEY RESEARCH, THE TOP TEN PERFORMERS WITHIN THE S&P 500 ACCOUNTED FOR ROUGHLY 65% OF THE INDEX'S ADVANCE LAST YEAR. THE TOP 25 COMPANIES ATTRIBUTED 100% OF THE S&P'S GAIN. MICROSOFT ALONE, WHICH STOOD AT OVER $600 BILLION IN MARKET CAPITALIZATION AND NEARLY 5% OF THE INDEX AT YEAR-END, CONTRIBUTED ALMOST 13% OF THE INDEX'S RETURN.
THE PORTFOLIO'S PERFORMANCE WAS CONSISTENT WITH THAT WHICH WE HAVE SEEN ALL YEAR. OVERALL, SECTOR SELECTION DROVE PERFORMANCE, NOT STOCK SELECTION. FEW OF THE ELEVEN ECONOMIC SECTORS OUTPERFORMED THE INDEX AND PICKING THE RIGHT SECTORS WAS CRUCIAL IN OBTAINING GOOD RELATIVE PERFORMANCE.
LOOKING OUT TO 2000, WE WOULD EXPECT SOME LEADERSHIP CHANGES, BUT ANY SIGNIFICANT ROTATION COULD BE SHORT LIVED. THE YEAR 2000 COULD BE SIMILAR TO 1999 IN THAT WE MAY HAVE

POCKETS OF STRONG PERFORMANCE IN SOME OF THE TRADITIONAL VALUE-ORIENTED SECTORS. THESE GROUPS INCLUDE CAPITAL GOODS, BASIC MATERIALS AND ENERGY. HOWEVER, OTHER GROWTH-ORIENTED GROUPS LIKE CONSUMER STAPLES AND HEALTHCARE ARE POISED TO SHOW GOOD PERFORMANCE. WHILE HEALTHCARE SHOWED POOR PERFORMANCE LAST YEAR DUE TO A VARIETY OF FACTORS, THESE STOCKS SHOULD PERFORM WELL BEGINNING AFTER THE SECOND QUARTER.
LOGIC AND REASON DO NOT ALWAYS APPLY TO THE STOCK MARKET. OVER THE SHORT-TERM, TWO PREDOMINANT MARKET-MOVING VARIABLES CONTINUE TO REIGN, FEAR AND GREED. MANY INVESTORS HAVE PILED INTO TECHNOLOGY FOR FEAR OF MISSING OUT. GREED KEEPS THEM THERE. WE HAVE PARTICIPATED IN THE TECHNOLOGY BOOM TO SOME EXTENT AS WELL FOR FEAR OF ENDING THE YEAR AT HALF THE S&P'S RETURN. WITH THE MARKET AS NARROW AS IT IS HAD WE NOT FULLY PARTICIPATED IN THE INDUSTRIES THAT HAVE LED THE MARKET'S ADVANCE, PERFORMANCE WOULD HAVE BEEN DISMAL. WILL VALUATION EVER MATTER AGAIN? WE THINK SO BUT IT MAY NOT BE FOR SEVERAL QUARTERS OR EVEN YEARS. MEANWHILE, IT IS APPARENT THE MARKET IS WILLING TO PAY ALMOST ANY PRICE FOR GROWTH. MANY NEGLECTED SECTORS HAVE SOLID FUNDAMENTALS THAT HAVE GONE OVERLOOKED DURING THIS PERIOD OF HYPER-GROWTH FROM TECHNOLOGY AND THE POTENTIAL FOR REBOUND IN THE ECONOMICALLY SENSITIVE AREAS. AS THE GROWTH OF THE CURRENT FAVORITES MODERATES OR EVEN DISAPPOINTS, THE LAGGARDS OF TODAY COULD BECOME TOMORROW'S MAJOR BENEFICIARIES TOMORROW.
IN THE EVENT THAT WE DO HAVE A CORRECTION, NCM'S EMPHASIS ON QUALITY COMPANIES SHOULD SERVE OUR CLIENTS WELL. HISTORICALLY, ESTABLISHED COMPANIES WITH SOLID FUNDAMENTALS HAVE BOTTOMED FIRST AND REACHED NEW HIGHS OVER MARKET CYCLES WHILE MORE FADDISH FIRMS HAVE TENDED TO LAG OR CEASE TO EXIST. JUST AS WE HAVE TYPICALLY FORSAKEN SUCH RISK WHILE MANAGING TO OFFER COMPETITIVE RETURNS, WE INTEND TO FOLLOW THE SAME SUCCESSFUL STRATEGY IN THE YEAR 2000.

OUTLOOK
LOOKING FORWARD WE EXPECT STOCK AND BOND MARKETS TO REMAIN CHOPPY, AS INVESTORS ASSESS THE STRENGTH OF ECONOMIES BOTH HERE AND ABROAD, WATCH FOR FURTHER SIGNS OF FED INTERVENTION, AND LOOK WITH A KEEN EYE TO THE RELATIVE STRENGTHS OF COMPANY EARNINGS. THIS PORTFOLIO'S BALANCED APPROACH IS A GOOD WAY TO PARTICIPATE IN MARKET OPPORTUNITIES AND POSES CONSIDERABLY LESS RISK THAN AN ALL-STOCK PORTFOLIO.

SINCERELY,




JOHN  NICHOLS
VICE  PRESIDENT  OF  EQUITIES
CALVERT  ASSET  MANAGEMENT  COMPANY
JANUARY  24,  2000

CALVERT SOCIAL BALANCED PORTFOLIO OF CALVERT VARIABLE SERIES, INC., SHOULD NOT BE CONFUSED WITH THE CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO. PERFORMANCE OF THE TWO FUNDS WILL DIFFER.

REPORT  OF  INDEPENDENT  ACCOUNTANTS


TO THE BOARD OF DIRECTORS OF CALVERT VARIABLE SERIES, INC. AND SHAREHOLDERS OF CALVERT SOCIAL BALANCED PORTFOLIO:


IN OUR OPINION, THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES, INCLUDING THE SCHEDULE INVESTMENTS, AND THE RELATED STATEMENT OF OPERATIONS, STATEMENT OF CHANGES IN NET ASSETS AND FINANCIAL HIGHLIGHTS PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF CALVERT SOCIAL BALANCED PORTFOLIO, (ONE OF THE PORTFOLIOS COMPRISING CALVERT VARIABLE SERIES, INC., HEREINAFTER REFERRED TO AS THE "FUND"), AT DECEMBER 31, 1999, THE RESULTS OF ITS OPERATIONS, THE CHANGES IN ITS NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE PERIODS INDICATED THEREIN, IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS (HEREINAFTER REFERRED TO AS "FINANCIAL STATEMENTS") ARE THE RESPONSIBILITY OF THE FUND'S MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS BASED ON OUR AUDITS. WE CONDUCTED OUR AUDITS OF THESE FINANCIAL
STATEMENTS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES, WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS, WHICH INCLUDED CONFIRMATION OF SECURITIES AT DECEMBER 31, 1999 BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS, PROVIDE A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.



PRICEWATERHOUSECOOPERS  LLP

BALTIMORE,  MARYLAND
FEBRUARY  4,  2000

BALANCED  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
DECEMBER  31,  1999

EQUITY  SECURITIES  -  61.0%                            SHARES           VALUE
BANKS  -  3.8%
CHASE  MANHATTAN  CORP.                                 41,900      $3,255,106
FIFTH  THIRD  BANCORP,  INC.                            54,200       3,976,925
FIRSTAR  CORP.                                          77,400       1,635,075
STATE  STREET  CORP.                                    19,900       1,453,944
WELLS  FARGO  CO.                                       69,100       2,794,231
                                                                    13,115,281

BROADCASTING  -  2.1%
CLEAR  CHANNEL  COMMUNICATIONS  *                       47,600       4,248,300
TIME  WARNER,  INC.                                     44,100       3,194,494
                                                                     7,442,794

BUSINESS  EQUIP  &  SERVICES  -  2.7%
FIRST  DATA  CORP.                                      49,800       2,455,763
OMNICOM  GROUP,  INC.                                   51,400       5,140,000
PITNEY  BOWES,  INC.                                    40,600       1,961,487
                                                                     9,557,250

CHEMICALS-SPECIALTY  -  2.0%
AVERY  DENNISON  CORP.                                  64,300       4,685,863
PRAXAIR,  INC.                                          47,300       2,379,781
                                                                     7,065,644

COMMUNICATIONS  EQUIPMENT  -  9.1%
ADC  TELECOMMUNICATIONS,  INC.  *                       24,400       1,770,525
BMC  SOFTWARE,  INC.  *                                 56,100       4,484,494
CISCO  SYSTEMS,  INC.  *                                88,300       9,459,136
LUCENT  TECHNOLOGIES,  INC.                             40,400       3,022,425
NOKIA  OYJ  (ADR)                                       22,200       4,218,000
NORTEL  NETWORKS  CORP.                                 45,100       4,555,100
TELLABS,  INC.  *                                       67,700       4,345,493
                                                                    31,855,173

COMPUTERS-MAIN  &  MINI  -  1.1%
INTERNATIONAL  BUSINESS  MACHINES  CORP.                34,400       3,715,200

COMPUTERS-MICRO  -  3.0%
SUN  MICROSYSTEMS,  INC.  *                            136,100      10,539,244

COMPUTERS-PERIPHERALS  -  8.1%
AMERICAN  POWER  CONVERSION  CORP.*                     65,200       1,719,650
COMPUWARE  CORP.  *                                     45,700       1,702,325
EMC  CORP.-MASS  *                                      87,800       9,592,149
MICROSOFT  CORP.  *                                     88,980      10,388,414
ORACLE  CORP.  *                                        45,200       5,065,225
                                                                    28,467,763

EQUITY  SECURITIES  -  CONT'D                           SHARES           VALUE
COSMETICS  &  TOILETRIES  -  0.8%
ESTEE  LAUDER  COS.,  INC.                              55,000      $2,774,063

ELECTRONIC  COMPONENTS  -  1.9%
INTEL  CORP.                                            26,900       2,214,206
LINEAR  TECHNOLOGY  CORP.                               19,300       1,381,156
SOLECTRON  CORP.  *                                     32,800       3,120,100
                                                                     6,715,462

ELECTRONIC  INSTRUMENTS  -  0.5%
JDS  UNIPHASE  CORP.  *                                 11,400       1,838,963

FINANCE  COMPANIES  -  0.3%
FUSION  CAPITAL  ^                                   8,069,222       1,048,802

FOOD  &  RELATED  -  0.4%
QUAKER  OATS  CO.                                       19,600       1,286,250


HEALTH  CARE-DRUGS  -  4.5%
AMGEN,  INC.  *                                         43,700       2,624,731
CARDINAL  HEALTH,  INC.                                 42,350       2,027,506
MERCK  &  CO.,  INC.                                    41,700       2,796,506
PFIZER,  INC.                                           72,000       2,335,500
SCHERING-PLOUGH  CORP.                                 110,900       4,678,594
WATSON  PHARMACEUTICAL,  INC.  *                        32,300       1,156,744
                                                                    15,619,581

HEALTH  CARE-GENERAL  -  1.0%
JOHNSON  &  JOHNSON                                     36,300       3,380,438

HOSPITAL  SUPPLY  &  MGMT  -  0.7%
GUIDANT  CORP.  *                                       49,300       2,317,100

HOUSEHOLD-GENERAL  PRODS  -  1.4%
COLGATE-PALMOLIVE  CO.                                  31,300       2,034,500
DIAL  CORP.                                            113,200       2,752,175
                                                                     4,786,675

INSURANCE-LIFE  -  1.6%
AFLAC,  INC.                                            29,700       1,401,469
AXA  FINANCIAL,  INC.                                   87,100       2,950,513
PROVIDIAN  FINANCIAL  CORP.                             14,300       1,302,193
                                                                     5,654,175

INSURANCE-PROP  &  CASUAL.  -  1.6%
AMERICAN  INTERNATIONAL  GROUP,  INC.                   53,271       5,759,927

PETROLEUM-DOMESTIC  -  0.5%
ANADARKO  PETROLEUM  CORP.                               50,300      1,716,488

EQUITY  SECURITIES  -  CONT'D                            SHARES          VALUE
RETAIL-FOOD  STORES  -  1.6%
CVS  CORP.                                               57,400     $2,292,412
KROGER  CO.  *                                           95,600      1,804,450
SAFEWAY,  INC.  *                                        42,300      1,504,294
                                                                     5,601,156

RETAIL-GEN  MERCHANDISE  -  1.1%
DAYTON-HUDSON  CORP.                                     33,300      2,445,469
DOLLAR  GENERAL  CORP.                                   58,100      1,321,775
                                                                     3,767,244

RETAIL-SPECIALTY  STORES  -  2.6%
GAP,  INC.                                               55,300      2,543,800
HOME  DEPOT,  INC.                                       71,010      4,868,623
LOWE'S  COS.                                             29,100      1,738,725
                                                                     9,151,148

SECURITY  &  COMM.  BROKERS  -  2.5%
FEDERAL  NATIONAL  MORTGAGE  ASSN.                       41,400      2,584,913
MARSH  &  MCLENNAN  COS.                                 48,000      4,593,000
SCHWAB  (CHARLES)  CORP.                                 36,900      1,416,037
                                                                     8,593,950

TIMESHARING  &  SOFTWARE  -  0.8%
AMERICA  ONLINE,  INC.  *                                37,400      2,821,362

UTILITIES-TELEPHONE  -  5.3%
ALLTEL  CORP.                                            35,400      2,927,137
BELLSOUTH  CORP.                                         54,900      2,570,006
GLOBAL  TELESYSTEMS  GROUP,  INC.  *                     49,100      1,700,088
MCI  WORLDCOM,  INC.  *                                  77,757      4,125,981
SBC  COMMUNICATIONS,  INC.                              105,940      5,164,575
VODAFONE  AIRTOUCH  PLC  (ADR)                           39,000      1,930,500
                                                                    18,418,287

          TOTAL EQUITY SECURITIES (COST $155,962,217)              213,009,420

PREFERRED  TRUST  HOLDINGS  -  0.7%
FIRST  REPUBLIC,  INC.,  10.50%,  6/1/09                  1,500      1,365,000
HIGHWOODS  PROPERTIES,  INC.,  8.625%,  2/12/27           1,500      1,004,160

          TOTAL  PREFERRED  TRUST  HOLDINGS  (COST  $3,059,280)
                                                                     2,369,160

                                                   PRINCIPAL
CORPORATE  OBLIGATIONS  -  33.0%                      AMOUNT
AGL  CAPITAL  TRUST,  8.17%,  6/1/37               $1,000,000        873,750
AMR  CORP.,  9.82%,  3/7/01                            25,000         25,614
ATLANTIC MUTUAL INSURANCE CO., 8.15%, 2/15/28       4,000,000      2,923,600
BCI  US  FUNDING  TRUST  1,  8.01%,  12/29/49       1,500,000      1,359,930
BAKER  HUGHES  INC.,  6.25%,  1/15/09               4,000,000      3,626,400
BANK  UNITED  CORP.,  8.00%,  3/15/09               2,000,000      1,796,400
BLYTH  INDUSTRIES,  INC.,  7.90%,  10/1/09          1,500,000      1,431,900
CENTRAL  LA  ELECTRIC  CO.,  6.52%,  5/15/09        1,500,000      1,351,470

PRINCIPAL
CORPORATE  OBLIGATIONS  -  CONT'D                      AMOUNT          VALUE
COLUMBIA  UNIVERSITY,  6.83%,  12/15/20           $3,000,000      $2,777,715
COMPUTER  ASSOCIATES  INTERNATIONAL,  INC.,  6.375%,  4/15/05
                                                   4,750,000       4,423,105
CONSECO,  INC.,  6.80%,  6/15/05                   3,000,000       2,798,880
CONSECO  FINANCING  TRUST II, 8.70%, 11/15/26      2,000,000       1,793,652
CONSECO,  INC.,  9.00%,  10/15/06                  4,500,000       4,620,285
COX  ENTERPRISES,  INC.,  6.50%,  11/15/02         1,000,000         980,930
COX  ENTERPRISES,  INC.,  7.75%,  8/15/06          3,000,000       3,014,970
CREDIT  SUISSE  FIRST  BOSTON,  7.90%,  5/1/07     1,000,000         951,458
DIME  CAPITAL  TRUST  I,  9.33%,  5/6/27           2,000,000       1,875,840
ERAC  USA  FINANCIAL  CO.,  7.95%,  12/15/09       4,000,000       3,960,600
FIRST  DATA  CORP.,  6.75%,  7/15/05               1,000,000         964,080
FIRST  DATA  CORP.,  6.375%,  12/15/07             1,000,000         931,010
FLORIDA WINDSTORM UNDERWRITING, 7.125%, 2/25/19    3,655,000       3,506,242
FUSION  CAPITAL,  10.00%,  1/16/02                  364,919         305,575
GOLDEN  STATE  HOLDINGS  CORP., 7.00%, 8/1/03      3,000,000       2,766,330
GOLDMAN  SACHS  GROUP,  6.34%,  3/1/06             2,000,000       1,880,696
GREENPOINT MANUFACTURED HOUSING, 7.59%, 11/15/28   2,500,000       2,441,625
HVB  FUNDING  TRUST  III,  9.00%,  10/22/31          500,000         502,815
IMPERIAL  BANK,  8.50%,  4/1/09                    3,500,000       3,257,044
INTERPOOL  CAPITAL  TRUST,  9.875%,  2/15/27       3,250,000       2,475,785
LG  G  CAP  CORP.,  5.75%,  11/1/01                2,500,000       2,427,225
MCN  INVESTMENT  CORP.,  6.35%,  4/2/12            1,000,000         965,150
MERITA  BANK  LTD.,  7.15%,  12/29/49              3,000,000       2,923,041
NATIONAL  RURAL  UTILITIES  COOPERATIVE  FINANCE  CORP.,
     5.38%,  12/15/03                              1,000,000         939,490
NORDBANKEN,  8.95%,  11/29/49                      3,750,000       3,689,636
RAIL  CONNECTIONS,  INC.,  8.00%,  7/1/15            750,000         705,915
RIGGS  CAPITAL  TRUST,  8.625%,  12/31/26          1,000,000         885,390
RUSSELL  FRANK  CO,  5.625%,  1/15/09              1,200,000       1,051,128
SKANDINAVISKA ENSKILDA BANKEN, 7.50%, 3/29/49      2,000,000       1,776,040
SKANDINAVISKA ENSKILDA BANKEN, 8.125%, 9/6/49      2,000,000       1,895,112
SKANDINAVISKA ENSKILDA BANKEN, 6.50%, 12/29/49    11,000,000      10,266,278
SOCIETE  GENERALE,  7.85%,  4/29/49                2,500,000       2,412,175
SOVEREIGN  BANCORP,  INC.,  6.75%,  9/1/00         2,750,000       2,697,228
SOVEREIGN  BANCORP,  INC.,  10.50%,  11/15/06      1,500,000       1,525,680
SUNAMERICA  INC.,  7.34%,  8/30/05                 1,000,000         990,210
SUPERVALUE,  INC.,  7.875%,  8/1/09                3,625,000       3,539,559
TELEGLOBE,  7.20%,  7/20/09                        4,375,000       4,089,838
TELEGLOBE,  7.7%,  7/20/29                           375,000         343,065
TYCO  INTERNATIONAL  GROUP,  6.375%,  6/15/05      2,500,000       2,334,150
TYCO  INTERNATIONAL  GROUP,  6.125%,  1/15/09      2,000,000       1,765,100
US  WEST COMMUNICATIONS, INC., 7.20%, 11/1/04      3,000,000       2,981,850
XEROX  CORP.,  8.00%,  2/1/27                      6,250,000       5,622,313

     TOTAL CORPORATE OBLIGATIONS (COST $124,697,345 )            115,443,274

U.S.  GOVERNMENT  AGENCIES  AND  INSTRUMENTALITIES  -  0.3%
FEDERAL HOME LOAN MORTGAGE CORP., 7.12%, 6/25/28   1,000,000         998,010

     TOTAL  U.S.  GOVERNMENT  AGENCIES  AND  INSTRUMENTALITIES
          (COST  $1,037,138)                                         998,010

PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  1.2%                       AMOUNT           VALUE
CHICKASAW NATION CERTIFICATES OF PARTICIPATION, 10.00%, 8/1/03#
                                                     $19,060         $18,107
MARYLAND  STATE  ECONOMIC  DEVELOPMENT  CORP.,  8.00%,  10/1/05
                                                     805,000         792,370
MARYLAND  STATE  ECONOMIC  DEVELOPMENT  CORP., 8.625%, 10/1/19
                                                     750,000         823,830
SAN  MATEO,  CA  REDEVELOPMENT  AGENCY,  7.125%,  8/1/08
                                                   2,785,000       2,665,217

          TOTAL MUNICIPAL OBLIGATIONS (COST $4,359,060)            4,299,524


U.S.  TREASURY  -  1.6%
U.S.  TREASURY  NOTES,  6.875%,  5/15/06           1,000,000         826,910
U.S.  TREASURY  NOTES,  5.50%,  5/15/09            4,900,000       4,745,356

          TOTAL  U.S.  TREASURY  (COST  $5,617,216)                5,572,266

REPURCHASE  AGREEMENTS  -  1.5%
STATE  STREET  BANK:  3.00%,  DATED  12/31/99,  DUE  1/3/00
 (COLLATERAL:  $5,256,363,  FHLB,  3.00%,  4/7/00) 5,100,000       5,100,000

          TOTAL REPURCHASE AGREEMENTS (COST $5,100,000)            5,100,000


               TOTAL  INVESTMENTS  (COST  $294,066,139)  -  99.3%
                                                                 346,791,654
               OTHER ASSETS AND LIABILITIES, NET - 0.7%            2,521,788
               NET  ASSETS  -  100%                             $349,313,442










*     NON-INCOME  PRODUCING.
#     THIS  SECURITY  WAS  VALUED  BY  THE BOARD OF DIRECTORS. SEE  NOTE A.
^     SEE  NOTE  B.

ABBREVIATIONS:
ADR:  AMERICAN  DEPOSITORY  RECEIPTS


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

BALANCED  PORTFOLIO
STATEMENT  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  1999

ASSETS
INVESTMENTS  IN  SECURITIES,  AT  VALUE  -  SEE  ACCOMPANYING  PORTFOLIO
                                                              $346,791,654
CASH                                                               254,887
RECEIVABLE  FOR  SHARES  SOLD                                       89,086
INTEREST  AND  DIVIDENDS  RECEIVABLE                             2,628,318
OTHER  ASSETS                                                        7,057
     TOTAL  ASSETS                                             349,771,002

LIABILITIES
PAYABLE  TO  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.             192,910
PAYABLE  TO  CALVERT  ADMINISTRATIVE  SERVICES  COMPANY              79,514
PAYABLE  TO  CALVERT  SHAREHOLDER  SERVICES,  INC.                    3,860
PAYABLE  FOR  SHARES  REDEEMED                                       89,086
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES                           92,190
     TOTAL  LIABILITIES                                             457,560
          NET  ASSETS                                          $349,313,442

NET  ASSETS  CONSIST  OF:
PAR  VALUE  AND  PAID-IN  CAPITAL  APPLICABLE  TO  161,085,742  SHARES OF
COMMON STOCK  OUTSTANDING;  $0.01  PAR  VALUE  1,000,000,000  SHARES
AUTHORIZED                                                    $291,655,029
UNDISTRIBUTED  NET  INVESTMENT  INCOME  (LOSS)                     751,281
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS  AND  FOREIGN
CURRENCY TRANSACTIONS                                            4,181,776
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS AND FOREIGN CURRENCIES AND ASSETS AND LIABILITIES DENOMINATED IN
FOREIGN CURRENCIES                                              52,725,356

          NET  ASSETS                                         $349,313,442

          NET  ASSET  VALUE  PER  SHARE                             $2.168


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

BALANCED  PORTFOLIO
STATEMENT  OF  OPERATIONS
YEAR  ENDED  DECEMBER  31,  1999

NET  INVESTMENT  INCOME
INVESTMENT  INCOME
     INTEREST  INCOME                                          $9,058,954
     DIVIDEND  INCOME (NET OF FOREIGN TAXES WITHHELD OF $458)   1,303,897
          TOTAL  INVESTMENT  INCOME                            10,362,851

EXPENSES
     INVESTMENT  ADVISORY  FEE                                  1,515,657
     TRANSFER  AGENCY  FEES  AND  EXPENSES                        298,405
     DIRECTORS'  FEES  AND  EXPENSES                               68,695
     ADMINISTRATIVE  FEES                                         749,534
     ACCOUNTING  FEES                                              48,256
     CUSTODIAN  FEES                                               79,907
     REGISTRATION  FEES                                               616
     REPORTS  TO  SHAREHOLDERS                                     58,494
     PROFESSIONAL  FEES                                            33,069
     MISCELLANEOUS                                                 18,227
          TOTAL  EXPENSES                                       2,870,860
          FEES  PAID  INDIRECTLY                                 (91,862)
               NET  EXPENSES                                    2,778,998

                    NET  INVESTMENT  INCOME                     7,583,853

REALIZED  AND  UNREALIZED  GAIN  (LOSS)
NET  REALIZED  GAIN  (LOSS)  ON:
     INVESTMENTS                                               28,499,105
     FOREIGN  CURRENCY  TRANSACTIONS                              (3,475)
                                                               28,495,630

CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION):
     INVESTMENTS  AND  FOREIGN  CURRENCIES                      1,191,812
     ASSETS  AND  LIABILITIES DENOMINATED IN FOREIGN CURRENCIES    1,971)
                                                                1,189,841

               NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)    29,685,471

               INCREASE  (DECREASE)  IN  NET  ASSETS
               RESULTING  FROM  OPERATIONS                    $37,269,324


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

BALANCED  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                             YEAR  ENDED     YEAR  ENDED
                                         DECEMBER  31,     DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS            1999               1998
OPERATIONS
     NET  INVESTMENT  INCOME               $7,583,853         $6,989,471
     NET  REALIZED  GAIN  (LOSS)           28,495,630         15,581,784
     CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)
                                            1,189,841        17,878,260

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS      37,269,324        40,449,515

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM
     NET  INVESTMENT  INCOME              (7,540,884)       (6,779,908)
     NET REALIZED GAIN ON INVESTMENTS    (25,833,343)      (15,194,510)
          TOTAL  DISTRIBUTIONS           (33,374,227)      (21,974,418)

CAPITAL  SHARE  TRANSACTIONS
     SHARES  SOLD                          50,859,381        54,108,882
     REINVESTMENT  OF  DISTRIBUTIONS      33,374,227         21,974,418
     SHARES  REDEEMED                   (42,769,670)       (18,437,965)
      TOTAL CAPITAL SHARE TRANSACTIONS    41,463,938         57,645,335

TOTAL INCREASE (DECREASE) IN NET ASSETS   45,359,035         76,120,432

NET  ASSETS
BEGINNING  OF  YEAR                      303,954,407        227,833,975
END  OF  YEAR  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
     INCOME  OF  $751,281  AND  $714,433,  RESPECTIVELY)
                                        $349,313,442       $303,954,407

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                              22,922,306         25,653,403
REINVESTMENT  OF  DISTRIBUTIONS           15,401,120         10,336,200
SHARES  REDEEMED                        (19,438,553)        (8,755,271)
     TOTAL  CAPITAL  SHARE  ACTIVITY      18,884,873         27,234,332

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  --  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: CALVERT SOCIAL BALANCED PORTFOLIO (THE "PORTFOLIO"), A SERIES OF CALVERT VARIABLE SERIES, INC. (THE "FUND"), IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A NON-DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE OPERATIONS OF EACH SERIES OF THE FUND ARE ACCOUNTED FOR SEPARATELY. THE SHARES OF THE PORTFOLIO ARE SOLD TO AFFILIATED AND UNAFFILIATED INSURANCE COMPANIES FOR ALLOCATION TO CERTAIN OF THEIR VARIABLE SEPARATE ACCOUNTS. SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. FOREIGN SECURITY PRICES, FURNISHED BY QUOTATION SERVICES IN THE SECURITY'S LOCAL CURRENCY, ARE TRANSLATED USING THE CURRENT U.S. DOLLAR EXCHANGE RATE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH THE LAST SALE PRICE IS NOT AVAILABLE ARE VALUED AT THE MOST RECENT BID PRICE OR BASED ON A YIELD EQUIVALENT OBTAINED FROM THE SECURITIES' MARKET MAKER. MUNICIPAL SECURITIES ARE VALUED UTILIZING THE AVERAGE OF BID PRICES OR AT BID PRICES BASED ON A MATRIX SYSTEM (WHICH CONSIDERS SUCH FACTORS AS SECURITY PRICES, YIELDS, MATURITIES AND RATINGS) FURNISHED BY DEALERS THROUGH AN INDEPENDENT PRICING SERVICE. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.
IN DETERMINING FAIR VALUE, THE BOARD CONSIDERS ALL RELEVANT QUALITATIVE AND QUANTITATIVE INFORMATION AVAILABLE. THESE FACTORS ARE SUBJECT TO CHANGE OVER TIME AND ARE REVIEWED PERIODICALLY. THE VALUES ASSIGNED TO FAIR VALUE INVESTMENTS ARE BASED ON AVAILABLE INFORMATION AND DO NOT NECESSARILY REPRESENT AMOUNTS THAT MIGHT ULTIMATELY BE REALIZED, SINCE SUCH AMOUNTS DEPEND ON FUTURE DEVELOPMENTS INHERENT IN LONG-TERM INVESTMENTS. BECAUSE OF THE INHERENT UNCERTAINTY OF VALUATION, THOSE ESTIMATED VALUES MAY DIFFER SIGNIFICANTLY FROM THE VALUES THAT WOULD HAVE BEEN USED HAD A READY MARKET OF THE INVESTMENTS EXISTED, AND THE DIFFERENCES COULD BE MATERIAL.
AT DECEMBER 31, 1999, $18,107 OR 0.01% OF NET ASSETS WERE VALUED BY THE BOARD OF DIRECTORS.
REPURCHASE AGREEMENTS: THE PORTFOLIO MAY ENTER INTO REPURCHASE AGREEMENTS WITH RECOGNIZED FINANCIAL INSTITUTIONS OR REGISTERED BROKER/DEALERS AND, IN ALL INSTANCES, HOLDS UNDERLYING SECURITIES WITH A VALUE EXCEEDING THE TOTAL REPURCHASE PRICE, INCLUDING ACCRUED INTEREST. ALTHOUGH RISK IS MITIGATED BY THE COLLATERAL, THE FUND COULD EXPERIENCE A DELAY IN RECOVERING ITS VALUE AND A POSSIBLE LOSS OF INCOME OR VALUE IF THE COUNTERPARTY FAILS TO PERFORM IN ACCORDANCE WITH THE TERMS OF THE AGREEMENT.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE OR, IN THE CASE OF DIVIDENDS ON CERTAIN FOREIGN SECURITIES, AS SOON AS THE PORTFOLIO IS INFORMED OF THE EX-DIVIDEND DATE. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.
FOREIGN CURRENCY TRANSACTIONS: THE PORTFOLIO'S ACCOUNTING RECORDS ARE MAINTAINED IN U.S. DOLLARS. FOR VALUATION OF ASSETS AND LIABILITIES ON EACH DATE OF NET ASSET VALUE DETERMINATION, FOREIGN DENOMINATIONS ARE CONVERTED INTO U. S. DOLLARS USING THE CURRENT EXCHANGE RATE. SECURITY TRANSACTIONS, INCOME AND EXPENSES ARE TRANSLATED AT THE PREVAILING RATE OF EXCHANGE ON THE DATE OF THE EVENT. THE EFFECT OF CHANGES IN FOREIGN EXCHANGE RATES ON SECURITIES IS INCLUDED WITH THE NET REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS. DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME AND
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS EARNINGS.
NOTE  B  --  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE PORTFOLIO. FOR ITS SERVICES, THE ADVISOR RECEIVED A MONTHLY FEE BASED ON AN ANNUAL RATE OF .70% THROUGH FEBRUARY 28, 1999, AND EFFECTIVE MARCH 1, 1999, RECEIVES A FEE OF .425%, BASED ON THE PORTFOLIO'S AVERAGE DAILY NET ASSETS. THE PORTFOLIO PAID A MONTHLY PERFORMANCE FEE OF PLUS OR MINUS UP TO .15%, ON AN ANNUAL BASIS, OF AVERAGE DAILY NET ASSETS OF THE PERFORMANCE PERIOD DEPENDING ON THE PORTFOLIO'S PERFORMANCE COMPARED TO THE LIPPER BALANCED FUNDS INDEX. THE PERFORMANCE FEE WAS ELIMINATED ON FEBRUARY 28, 1999.
CALVERT ADMINISTRATIVE SERVICES COMPANY, INC., AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE PORTFOLIO FOR AN ANNUAL FEE, PAYABLE MONTHLY, OF .275% OF THE AVERAGE DAILY NET ASSETS OF THE PORTFOLIO. THE
ADMINISTRATIVE  SERVICE  FEE  WAS  INITIATED  ON  MARCH  1,  1999.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, ACTS AS SHAREHOLDER SERVICING AGENT FOR THE PORTFOLIO. FOR ITS SERVICES, CSSI RECEIVED A FEE OF $42,395 FOR THE YEAR ENDED DECEMBER 31, 1999. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT. FOR THE PERIOD ENDED JUNE 30, 1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $750 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $3,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. EFFECTIVE JULY 1, 1999, EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $1,500 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $15,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. DIRECTOR'S FEES ARE
ALLOCATED  TO  EACH  OF  THE  PORTFOLIOS  SERVED.

FUSION CAPITAL (FORMERLY UMBONO), WHICH IS AN AFFILIATE BECAUSE THE PORTFOLIO OWNS OVER 11% OF THE VOTING SECURITIES, WAS PURCHASED AT A COST OF $2,228,799 FOR 8,069,222 SHARES.
NOTE  C  --  INVESTMENT  ACTIVITY
DURING THE YEAR, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE $1,935,193,891 AND $1,916,088,985, RESPECTIVELY. U.S.
GOVERNMENT SECURITY PURCHASES WERE $1,171,100,305 AND SALES WERE $1,165,450,434. THE COST OF INVESTMENTS OWNED AT DECEMBER 31, 1999, WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX PURPOSES AND FINANCIAL REPORTING PURPOSES. NET UNREALIZED APPRECIATION AGGREGATED $52,725,515, OF WHICH $64,269,373 RELATED TO APPRECIATED SECURITIES AND $11,543,858 RELATED TO DEPRECIATED SECURITIES.
AS A CASH MANAGEMENT PRACTICE PRIMARILY, THE PORTFOLIO MAY SELL OR PURCHASE SECURITIES FROM OTHER PORTFOLIOS MANAGED BY THE ADVISOR. FOR THE YEAR ENDED DECEMBER 31, 1999, THE PORTFOLIO EFFECTED TRANSACTIONS WITH OTHER CALVERT PORTFOLIOS, WHICH RESULTED IN NET REALIZED LOSSES ON SALES OF SECURITIES OF $291,087. THESE PURCHASES AND SALES TRANSACTIONS, EXECUTED AT INDEPENDENTLY DERIVED PRICES PURSUANT TO RULE 17A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940, WERE $20,030,871 AND $15,684,153, RESPECTIVELY.
NOTE  D  --  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT DECEMBER 31, 1999.



TAX  INFORMATION  (UNAUDITED)
THE PORTFOLIO DESIGNATES $25,635,000 AS CAPITAL GAIN DIVIDENDS PAID DURING THE TAXABLE YEAR ENDED DECEMBER 31, 1999.
FOR CORPORATE SHAREHOLDERS OF THE PORTFOLIO, A TOTAL OF 17.21% OF THE ORDINARY DIVIDENDS PAID DURING THE TAXABLE YEAR ENDED DECEMBER 31, 1999 QUALIFY FOR THE DIVIDEND RECEIVED DEDUCTION.

BALANCED  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                      PERIODS  ENDED
                              DECEMBER  31,     DECEMBER  31,   DECEMBER  31,
                                      1999              1998             1997
NET  ASSET  VALUE,  BEGINNING       $2.138            $1.982           $1.774
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME          .051              .052             .047
     NET  REALIZED  AND  UNREALIZED  GAIN (LOSS)
                                      .208              .271             .309
 TOTAL  FROM  INVESTMENT  OPERATIONS  .259              .323             .356
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME         (.052)            (0.52)          (.047)
     NET  REALIZED  GAINS            (.177)            (.115)          (.101)
          TOTAL  DISTRIBUTIONS       (.229)            (.167)          (.148)
TOTAL  INCREASE  (DECREASE)  IN  NET ASSET VALUE
                                      .030              .156             .208
NET  ASSET  VALUE,  ENDING          $2.168            $2.138           $1.982

TOTAL  RETURN                        12.12%            16.33%          20.08%
RATIOS  TO  AVERAGE  NET  ASSETS
     NET  INVESTMENT  INCOME          2.35%             2.66%           2.66%
     TOTAL  EXPENSES                   .89%              .87%            .80%
     EXPENSES  BEFORE  OFFSETS         .89%               .87%           .80%
     NET  EXPENSES                     .86%               .85%           .77%
PORTFOLIO  TURNOVER                     619%              539%           905%
NET  ASSETS, ENDING(IN THOUSANDS) $349,313            $303,954       $227,834




                                                           YEARS  ENDED
                                              DECEMBER  31,     DECEMBER  31,
                                                      1996               1995
NET  ASSET  VALUE,  BEGINNING                       $1.703             $1.440
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                          .040               .050
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)     .175               .380
          TOTAL  FROM  INVESTMENT  OPERATIONS         .215               .430
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                        (.042)             (.040)
     NET  REALIZED  GAINS                           (.102)             (.127)
          TOTAL  DISTRIBUTIONS                      (.144)             (.167)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE      .071             .263
NET  ASSET  VALUE,  ENDING                         $1.774              $1.703

TOTAL  RETURN                                      12.62%              29.87%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                        2.71%               3.08%
     TOTAL  EXPENSES                                 .81%                .83%
     EXPENSES  BEFORE  OFFSETS                       .81%                .83%
     NET  EXPENSES                                   .78%                .81%
PORTFOLIO  TURNOVER                                   99%                163%
NET  ASSETS,  ENDING  (IN  THOUSANDS)            $161,473            $110,237

CALVERT
VARIABLE
SERIES,  INC.

AMERITAS
PORTFOLIOS


ANNUAL  REPORT
DECEMBER  31,  1999

CALVERT  VARIABLE  SERIES,  INC.
AMERITAS  PORTFOLIOS

ANNUAL  REPORT,  DECEMBER  31,  1999


TABLE  OF  CONTENTS

1     PRESIDENT'S  LETTER
2     PORTFOLIO  MANAGER  REMARKS
17     REPORT  OF  INDEPENDENT  ACCOUNTANTS
18     PORTFOLIOS  OF  INVESTMENTS
67     NOTES  TO  PORTFOLIOS  OF  INVESTMENTS
68     STATEMENTS  OF  ASSETS  AND  LIABILITIES
71     STATEMENTS  OF  OPERATIONS
75     STATEMENTS  OF  CHANGES  IN  NET  ASSETS
84     NOTES  TO  FINANCIAL  STATEMENTS
89     FINANCIAL  HIGHLIGHTS

CALVERT  VARIABLE  SERIES,  INC.
AMERITAS  PORTFOLIOS
ANNUAL  REPORT,  DECEMBER  31,  1999

DEAR  INVESTOR:
WELCOME TO THE AMERITAS PORTFOLIOS! AS OF NOVEMBER 1, 1999, NINE OF AMERITAS VARIABLE LIFE INSURANCE COMPANY'S (AVLIC'S) EXISTING PORTFOLIOS BECAME PART OF THE AMERITAS PORTFOLIOS WITHIN CALVERT VARIABLE SERIES, INC., A VARIABLE INSURANCE TRUST (VIT). ALL NINE HAVE THE SAME FUND OBJECTIVES AND INVESTMENT POLICIES AS BEFORE. FOR SEVEN OF THE NINE SUBSTITUTED PORTFOLIOS, THE DAY-TO-DAY PORTFOLIO DECISIONS ARE MADE BY THE SAME ENTITY. THE MONEY MARKET PORTFOLIO (FORMERLY MANAGED BY FIDELITY INVESTMENTS) IS MANAGED BY THE CALVERT ASSET MANAGEMENT COMPANY, INC. (CAMCO), A FAST-EMERGING NAME IN FUND MANAGEMENT WITH A WELL-DESERVED CONSERVATIVE REPUTATION IN CAPITAL PROTECTION. THE INDEX 500 PORTFOLIO (FORMERLY MANAGED BY FIDELITY INVESTMENTS) IS MANAGED BY STATE STREET GLOBAL ADVISORS (SSGA). STATE STREET HAS BEEN A LEADER IN INDEXED FUNDS (DOMESTIC AND INTERNATIONAL) SINCE 1978 AND CURRENTLY MANAGES MORE THAN $250 BILLION IN INDEXED ASSETS.
THE TRANSFER INTO THE VIT HAS GONE WELL. AVLIC IS NOW ALLOWED TO "MANAGE THE MANAGERS" OF THE PARTICULAR PORTFOLIOS. UNDER THE VIT STRUCTURE, AVLIC HAS THE AUTHORITY TO SELECT MONEY MANAGERS AND HOLD THEM ACCOUNTABLE TO AMERITAS POLICYHOLDERS FOR PERFORMANCE AND EXPLANATION OF PERFORMANCE SPECIFIC TO THE CLIENTS' ASSETS.
FROM A MARKET PERSPECTIVE, 1999 WAS A VOLATILE, BUT ULTIMATELY STRONG YEAR FOR THE U.S. EQUITY INDEXES. THE NASDAQ'S 85.6% RETURN ECLIPSED THE REST OF THE EQUITY MARKET AND MADE TECHNOLOGY (NOT Y2K) THE FOCUS OF THE YEAR. PERFORMANCE WAS FOUND ACROSS COMPANIES OF ALL SIZE, BUT SIMILAR TO 1998, LARGE CAP. STOCKS OUTPERFORMED MID AND SMALL CAP. STOCKS. THE S&P 500 INDEX WAS UP 21.0%, WHILE THE S&P MIDCAP AND SMALLCAP INDEXES WERE UP 13.4% AND 11.5%, RESPECTIVELY. THE TOTAL RETURNS GENERATED BY BONDS, AS MEASURED BY THE LEHMAN U.S. TREASURY INDEX, EXPERIENCED A DIFFICULT YEAR RECORDING A LOSS OF 2.6% FOR THE YEAR. THE CURVE FLATTENED AS THE 2-YEAR NOTE WAS UP 170 BASIS POINTS TO 6.24% AND THE 30-YEAR
BOND  WAS  UP  138  BASIS  POINTS  TO  6.48%.
PERFORMANCE IN THE AMERITAS PORTFOLIOS FOR 1999 GENERALLY REFLECTED THE POSITIVE RETURNS IN DOMESTIC AND INTERNATIONAL EQUITIES. MOST OF THE AVLIC EQUITY
PORTFOLIOS PERFORMED IN THE FIRST OR SECOND QUARTILE OF THEIR RESPECTIVE VARIABLE PRODUCT CLASSES. THE AMERITAS PORTFOLIOS GREW 59% DURING 1999 FROM BOTH SALES AND FUND PERFORMANCE.
WE APPRECIATE YOUR INVESTMENT IN THE AMERITAS PORTFOLIOS AND LOOK FORWARD TO HELPING YOU MEET YOUR FINANCIAL GOALS.
SINCERELY,



WILLIAM  J.  ATHERTON
PRESIDENT,  CALVERT  VARIABLE  SERIES,  INC.
JANUARY  20,  2000

CALVERT  VARIABLE  SERIES,  INC.
AMERITAS  INCOME  &  GROWTH  PORTFOLIO
AMERITAS  GROWTH  PORTFOLIO
AMERITAS  SMALL  CAPITALIZATION  PORTFOLIO
AMERITAS  MIDCAP  GROWTH  PORTFOLIO

MANAGED  BY  FRED  ALGER  MANAGEMENT,  INC.

DEAR  INVESTOR:
THE  INVESTMENT  CLIMATE
THE MARKET EXPERIENCED WIDESPREAD WEAKNESS DURING THE THIRD QUARTER. AFTER PEAKING IN MID-JULY, THE S&P 500 BEGAN A DOWNWARD TREND THAT RESULTED IN A -6.25% RETURN FOR THE QUARTER. ONLY GAINS POSTED IN THE TECHNOLOGY SECTOR HELPED BUOY THE DOUBLE-DIGIT LOSSES SUFFERED BY CONSUMER STAPLES, FINANCIALS, AND TRANSPORTATION STOCKS, AND PREVENTED THE S&P 500 FROM SLIPPING EVEN FURTHER. HEAVY LOSSES WERE EVIDENT IN OTHER INDICES AS WELL.
A VARIETY OF BEARISH INDICATORS ALSO APPEARED. ON AUGUST 24TH, THE FEDERAL RESERVE RAISED BOTH THE FED FUNDS RATE AND THE DISCOUNT RATE BY 25 BASIS POINTS. DURING SEPTEMBER, THE DOW BROKE BELOW THE KEY 10,400 SUPPORT LEVEL, THE S&P 500 BROKE BELOW ITS 200-DAY MOVING AVERAGE LINE AND THE ADVANCE-DECLINE LINE CONTINUED TO BE VERY WEAK. TECHNOLOGY STOCKS ALSO FINALLY BROKE DOWN DURING THE LAST MONTH OF THE THIRD QUARTER, LEADING THE MARKET DOWNWARD.
AFTER AN ANEMIC THIRD QUARTER, HOWEVER, DOMESTIC EQUITY MARKETS BOUNCED BACK IN VIGOROUS FASHION. THE FOURTH QUARTER DID NOT BEGIN AS STRONGLY AS IT FINISHED, HOWEVER. MOST STOCK INDICES WERE REELING DURING THE FIRST FEW WEEKS OF OCTOBER. MOUNTING FEARS OF RISING INTEREST RATES, AN UPWARD SPIKE IN THE PRICE OF GOLD, AND A SERIES OF DUBIOUS ECONOMIC REPORTS FORCED THE YIELD ON THE LONG BOND TO 6.40%. MOST SIGNIFICANT OF ALL WAS NEWS OF A VERY LARGE .5% INCREASE IN THE PPI REPORTED ON OCTOBER 15TH. AS STOCKS DROPPED IN RESPONSE TO FEARS OF HIGHER INFLATION AND HIGHER INTEREST RATES, TECHNICAL PRESSURE ON THE MARKET PERSISTED. WIDESPREAD AWARENESS OF THE DISASTEROUS HISTORY OF THE MONTH OF OCTOBER AND THE APPROACH OF FISCAL YEAR-END FOR MOST MUTUAL FUNDS FURTHER CONTRIBUTED TO THE SELLING PRESSURE. ALL OF THESE FACTORS CAME TOGETHER WITH A BANG, AND THE DOW JONES DROPPED MORE THAN 1,000 POINTS IN LESS THAN A MONTH.
AS IS SO OFTEN THE CASE, HOWEVER, THE MARKET RECOVERED WHEN IT APPEARED TO BE AT ITS WEAKEST. THE FINAL TWO WEEKS OF OCTOBER SAW DRAMATIC GAINS THROUGHOUT BOTH THE BOND AND EQUITY MARKETS, AND THE MARKET'S STRENGTH CONTINUED THROUGHOUT NOVEMBER AND DECEMBER. WHILE CERTAIN SEGMENTS OF THE MARKET STRUGGLED - MOST NOTABLY, VALUE STOCKS - MOST EQUITY INDICES CLIMBED STEADILY HIGHER. SMALL CAP GROWTH STOCKS WERE PARTICULARLY STRONG, REVERSING AN ONGOING TREND OF SMALL CAP UNDERPERFORMANCE. HOWEVER, GROWTH STOCKS AND TECHNOLOGY STOCKS OF ALL MARKET CAPITALIZATIONS APPRECIATED STRONGLY DURING NOVEMBER AND DECEMBER. NEARLY ALL MAJOR MARKET INDICES REACHED ALL-TIME HIGHS DURING THE FINAL WEEK OF THE YEAR.

AMERITAS  INCOME  &  GROWTH  PORTFOLIO

PERFORMANCE  AND  STRATEGY
THE PORTFOLIO'S INCEPTION DATE WAS NOVEMBER 1. DURING THE FINAL TWO MONTHS OF THE YEAR, THE MANAGEMENT OF THE PORTFOLIO REMAINED UNCHANGED: A RESEARCH INTENSIVE, BOTTOM-UP APPROACH FOCUSING ON RAPIDLY GROWING STOCKS. MANAGEMENT'S GROWTH STOCK PHILOSOPHY WAS OF GREAT BENEFIT DURING A PERIOD IN WHICH VALUE SEVERELY UNDERPERFORMED GROWTH.
THE PORTFOLIO RETURNED 29.14% DURING THE TWO MONTHS ENDED DECEMBER 31, 1999, EASILY OUTPERFORMING BOTH THE LIPPER GROWTH & INCOME FUND INDEX AT 4.49% AND THE S&P 500 INDEX AT 8.04%. FORTUNATELY, THE PORTFOLIO WAS WELL-POSITIONED TO BENEFIT FROM THE STRONG PERFORMANCE OF CERTAIN SEGMENTS OF THE MARKET WITH AN OVERWEIGHTING IN STRONG TECHNOLOGY HOLDINGS AND AN UNDERWEIGHTING IN WEAKER CAPITAL GOODS STOCKS. TECHNOLOGY STOCKS CONTINUED TO BE THE CLEAR MARKET LEADERS DURING THIS PERIOD, THUS MAKING THE PORTFOLIO EXTREMELY WELL-POSITIONED FOR THE STRONG BULL MARKET.

AMERITAS  INCOME  &  GROWTH  PORTFOLIO
ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  12.31.99)
SINCE  INCEPTION  (11.1.99)     29.14%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.


AMERITAS  GROWTH  PORTFOLIO

PERFORMANCE  AND  STRATEGY
THE PORTFOLIO'S INCEPTION DATE WAS NOVEMBER 1. DURING THE FINAL TWO MONTHS OF THE YEAR, THE MANAGEMENT OF THE PORTFOLIO REMAINED UNCHANGED: A RESEARCH INTENSIVE, BOTTOM-UP APPROACH FOCUSING ON RAPIDLY GROWING STOCKS. MANAGEMENT'S GROWTH STOCK PHILOSOPHY WAS OF GREAT BENEFIT DURING A PERIOD IN WHICH VALUE SEVERELY UNDERPERFORMED GROWTH.
THE PORTFOLIO RETURNED 15.70% DURING THE TWO MONTHS ENDED DECEMBER 31, 1999, OUTPERFORMING BOTH THE LIPPER GROWTH FUND INDEX AT 13.61% AND THE S&P 500 INDEX AT 8.04%. FORTUNATELY, THE PORTFOLIO WAS WELL-POSITIONED TO BENEFIT FROM THE STRONG PERFORMANCE OF CERTAIN SEGMENTS OF THE MARKET WITH AN OVERWEIGHTING IN TECHNOLOGY STOCKS AND AN UNDERWEIGHTING IN ENERGY STOCKS. TECHNOLOGY STOCKS CONTINUED TO BE THE CLEAR MARKET LEADERS DURING THIS PERIOD, THUS MAKING THE PORTFOLIO EXTREMELY WELL-POSITIONED FOR THE STRONG BULL MARKET.

AMERITAS  GROWTH  PORTFOLIO
ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  12.31.99)
SINCE  INCEPTION  (11.1.99)     15.70%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

AMERITAS  SMALL  CAPITALIZATION  PORTFOLIO

PERFORMANCE  AND  STRATEGY
THE PORTFOLIO'S INCEPTION DATE WAS NOVEMBER 1. DURING THE FINAL TWO MONTHS OF THE YEAR, THE MANAGEMENT OF THE PORTFOLIO REMAINED UNCHANGED: A RESEARCH INTENSIVE, BOTTOM-UP APPROACH FOCUSING ON RAPIDLY GROWING STOCKS. MANAGEMENT'S GROWTH STOCK PHILOSOPHY WAS OF GREAT BENEFIT DURING A PERIOD IN WHICH VALUE SEVERELY UNDERPERFORMED GROWTH.
THE PORTFOLIO RETURNED 29.10% DURING THE TWO MONTHS ENDED DECEMBER 31, 1999, OUTPERFORMING THE LIPPER SMALL CAP FUND INDEX AT 27.62% AND SLIGHTLY UNDERPERFORMING THE RUSSELL 2000 GROWTH INDEX AT 29.97%. FORTUNATELY, THE PORTFOLIO WAS WELL-POSITIONED TO BENEFIT FROM THE STRONG PERFORMANCE OF CERTAIN SEGMENTS OF THE MARKET, ESPECIALLY THE TECHNOLOGY SECTOR. TECHNOLOGY STOCKS CONTINUED TO BE THE CLEAR MARKET LEADERS DURING THIS PERIOD, THUS MAKING THE PORTFOLIO EXTREMELY WELL POSITIONED FOR THE STRONG BULL MARKET. WHILE AVOIDANCE OF THE RELATIVELY WEAK ENERGY SECTOR BUOYED RETURNS, THIS WAS NEGATIVELY OFFSET BY AN UNDERWEIGHTING IN COMMUNICATIONS SERVICES.

SMALL  CAPITALIZATION  PORTFOLIO
ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  12.31.99)
SINCE  INCEPTION  (11.1.99)     29.10%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

AMERITAS  MIDCAP  GROWTH  PORTFOLIO

PERFORMANCE  AND  STRATEGY
THE PORTFOLIO'S INCEPTION DATE WAS NOVEMBER 1. DURING THE FINAL TWO MONTHS OF THE YEAR, THE MANAGEMENT OF THE PORTFOLIO REMAINED UNCHANGED: A RESEARCH INTENSIVE, BOTTOM-UP APPROACH FOCUSING ON RAPIDLY GROWING STOCKS. MANAGEMENT'S GROWTH STOCK PHILOSOPHY WAS OF GREAT BENEFIT DURING A PERIOD IN WHICH VALUE SEVERELY UNDERPERFORMED GROWTH.
THE PORTFOLIO RETURNED 22.09% DURING THE TWO MONTHS ENDED DECEMBER 31, 1999, SLIGHTLY UNDERPERFORMING THE LIPPER MID CAP FUND INDEX AT 25.01% AND OUTPERFORMING THE S&P MIDCAP 400 INDEX AT 11.27%. FORTUNATELY, THE PORTFOLIO WAS WELL-POSITIONED TO BENEFIT FROM THE STRONG PERFORMANCE OF CERTAIN SEGMENTS OF THE MARKET WITH AN OVERWEIGHTING IN THE STRONG TECHNOLOGY SECTOR AND AN UNDERWEIGHTING IN CONSUMER STAPLES. TECHNOLOGY STOCKS CONTINUED TO BE THE CLEAR MARKET LEADERS DURING THIS PERIOD, THUS MAKING THE PORTFOLIO EXTREMELY WELL-POSITIONED FOR THE STRONG BULL MARKET.

MIDCAP  GROWTH  PORTFOLIO

ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  12.31.99)
SINCE  INCEPTION  (11.1.99)     22.09%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

OUTLOOK
THE ECONOMY OF 2000 IS LIKELY TO RESEMBLE THE ECONOMY OF 1999, BUT IT WILL PROBABLY NOT GROW AS RAPIDLY - AN INEVITABLE BY-PRODUCT OF HIGHER INTEREST RATES. DESPITE THIS, LOW UNEMPLOYMENT, GOOD WAGE GAINS AND POSITIVE PSYCHOLOGY, SHOULD KEEP THE ECONOMY MOVING ALONG AT A DECENT RATE. INFLATION SHOULD REMAIN SUBDUED AS A RESULT OF CONTINUALLY INCREASING PRODUCTIVITY AND THE SLOWING OF ECONOMIC GROWTH. FLATTENING OIL PRICES AND THE IMPACT OF THE INTERNET ON PRICING SHOULD ALSO HELP SUBDUE INFLATION.
INTEREST RATES SHOULD EVENTUALLY FALL. AT SOME POINT, INTEREST RATES SHOULD RESPOND TO THE SLOWING ECONOMY AND THE DROPPING INFLATION. PRESENTLY, INTEREST RATES ARE BEING HELD UP ARTIFICIALLY BY CONCERNS ABOUT THE ACTIONS OF THE FED. WITH OR WITHOUT FED CHAIRMAN GREENSPAN, THE FED IS UNLIKELY TO DEVIATE FROM ITS CURRENT APPROACH.
CORPORATE EARNINGS WILL PROBABLY NOT BE AS STRONG IN 2000 AS THEY WERE IN 1999. THE TOP-DOWN FORECAST FOR S&P EARNINGS IS AN INCREASE OF 10%, LOWER THAN THE 14% ESTIMATED FOR THIS YEAR. IT WOULD BE LOGICAL TO ASSUME THAT THE MARKET WILL RISE LESS VIGOROUSLY AS WELL. AS SUCH, A TARGET OF 12,500-13,000 ON THE DOW MIGHT BE APPROPRIATE.

-  FRED  ALGER  MANAGEMENT,  INC.

CALVERT  VARIABLE  SERIES,  INC.
AMERITAS  EMERGING  GROWTH  PORTFOLIO
MANAGED  BY  MASSACHUSETTS  FINANCIAL  SERVICES  COMPANY

EMERGING  GROWTH  PORTFOLIO
ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  12.31.99)
SINCE  INCEPTION  (11.1.99)     46.63%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

DEAR  INVESTOR:

FOR THE 2 MONTHS ENDED DECEMBER 31, 1999, THE EMERGING GROWTH PORTFOLIO PROVIDED A TOTAL RETURN OF 46.63% (INCLUDING THE REINVESTMENT OF ANY DISTRIBUTIONS). THIS COMPARES TO A 8.04% RETURN OVER THE SAME PERIOD FOR THE STANDARD & POOR'S 500 COMPOSITE INDEX (THE S&P 500), A POPULAR, UNMANAGED INDEX OF COMMON STOCK TOTAL RETURN PERFORMANCE, AND TO A 17.97% RETURN FOR THE RUSSELL 2000 TOTAL RETURN INDEX (THE RUSSELL 2000), AN UNMANAGED INDEX COMPRISED OF 2,000 OF THE SMALLEST U.S.-DOMICILED COMPANY COMMON STOCKS THAT ARE TRADED ON THE NEW YORK STOCK
EXCHANGE,  THE  AMERICAN  STOCK  EXCHANGE,  AND  NASDAQ.

LOOKING BACK WE BELIEVED IT WAS ESSENTIAL FOR THE PORTFOLIO TO INVEST IN HIGH GROWTH COMPANIES THAT WE FELT HAD POTENTIAL TO GENERATE POSITIVE EARNINGS SURPRISES, RELATIVE TO WHAT WALL STREET ANALYSTS EXPECTED, BECAUSE THE MARKET WAS DEALING VERY CRUELLY WITH FIRMS WHO WERE MISSING OR EVEN JUST MEETING EARNINGS ESTIMATES. THIS LED US TO OVERWEIGHT THREE AREAS, WHICH IN FACT DROVE THE PORTFOLIO'S OUTPERFORMANCE RELATIVE TO THE INDEXES: TELECOMMUNICATIONS, TECHNOLOGY WITH A TELECOMMUNICATIONS FOCUS, AND, TO A LESSER EXTENT, BIOTECHNOLOGY.

IN THE TELECOMMUNICATIONS AREA, PERFORMANCE WAS HELPED BY INVESTMENTS IN COMPANIES IN THE UNITED STATES, JAPAN, AND EUROPE THAT ARE BENEFITING FROM A GLOBAL SHIFT TOWARD WIRELESS COMMUNICATION OF BOTH VOICE AND DATA. CELLULAR COMPANIES WE HOLD INCLUDE NTT MOBILE, THE NUMBER ONE CELLULAR CARRIER IN JAPAN; BOUYGUES, ONE OF THE LARGEST FRENCH CELLULAR OPERATORS; SONERA, OWNER OF THE LARGEST CELLULAR BUSINESS IN FINLAND; AND VOICESTREAM (WHICH RECENTLY ACQUIRED OMNIPOINT), ONE OF THE FEW REMAINING U.S. WIRELESS ENTITIES NOT YET OWNED BY A LARGE TELECOMMUNICATIONS COMPANY. ALTHOUGH WE BELIEVE EACH OF THESE COMPANIES CAN CONTINUE TO DO WELL ON ITS OWN, WE EXPECT THAT SOME OF THEM WILL EVENTUALLY BE TAKEN OVER BY LARGER COMPANIES TRYING TO ACHIEVE GLOBAL CELLULAR COVERAGE. SHOULD THAT OCCUR, WE BELIEVE THE PORTFOLIO WILL BENEFIT FROM TAKEOVER-RELATED RUNUPS IN STOCK PRICES.

IN THE AREA OF TECHNOLOGY WITH A TELECOMMUNICATIONS FOCUS, A HOLDING THAT CONTRIBUTED STRONGLY TO PERFORMANCE WAS QUALCOMM. THIS COMPANY OWNS THE PATENTS FOR THE CDMA TECHNOLOGY STANDARD USED FOR WIRELESS COMMUNICATIONS IN A LARGE PART OF THE WORLD: NORTH

AND SOUTH AMERICA, MUCH OF ASIA, AND POTENTIALLY ALL OF CHINA (THAT DEAL IS STILL PENDING). QUALCOMM GETS A ROYALTY ON THE INFRASTRUCTURE CHIPS AND EVERY HANDSET SOLD IN THOSE MARKETS. THIS IS A COMPANY WE HAD BEEN FOLLOWING FOR SEVERAL YEARS, AND THE STOCK PRICE HAD BEEN FLAT, PARTLY BECAUSE QUALCOMM HAD A LONG-STANDING LAWSUIT WITH ERICSSON, AN EQUIPMENT MANUFACTURER, OVER TECHNOLOGY STANDARDS.

OUR ESTIMATES PUT WIRELESS PENETRATION IN THE UNITED STATES AT ABOUT 30% OF PHONE USERS, WITH THE POTENTIAL TO RISE TO 50% - 60% AS IT IS IN EUROPE. ANOTHER DRIVER OF INCREASED WIRELESS BUSINESS WILL BE, WE BELIEVE, THE USE OF WIRELESS DEVICES TO ACCESS DATA OVER THE INTERNET. IT APPEARS TO US THAT THESE FACTORS POINT TO STRONG DEMAND FOR QUALCOMM'S PRODUCTS OVER THE NEXT SEVERAL YEARS. THE WONDERFUL THING ABOUT THIS COMPANY IS THAT A LARGE PART OF ITS REVENUE COMES FROM LICENSING AN INTELLECTUAL PROPERTY; THAT PART OF THE BUSINESS HAS FEW COSTS, HIGH PROFITS, AND HIGH BARRIERS TO ENTRY FOR POTENTIAL COMPETITION.

IN THE BIOTECHNOLOGY AREA, A COMPANY THAT CONTRIBUTED TO THE PORTFOLIO' PERFORMANCE WAS MEDIMMUME. THIS PHARMACEUTICAL COMPANY DEVELOPED AND SELLS SYNAGIS AND RESPIGAM, TWO DRUGS WHICH APPEAR TO BE THE GOLD STANDARD OF CARE FOR BABIES AND PREMATURE INFANTS WHO GET PNEUMONIA. ACCORDING TO OUR RESEARCH, THESE DRUGS WILL HAVE NO COMPETITION IN THE FORESEEABLE FUTURE AND THEIR WORLDWIDE MARKET IS PROJECTED TO BE AROUND $2.5 BILLION. MEDIMMUNE SALES IN 1999 WERE UNDER $200 MILLION, SO WE SEE THE POTENTIAL FOR STRONG EARNINGS GROWTH OVER THE NEXT COUPLE OF YEARS. IN ADDITION, THERE APPEARS TO BE THE POTENTIAL FOR MEDIMMUNE TO APPLY THESE DRUGS TO TREATING THE LUNG-IMPAIRED ELDERLY.

ANOTHER FACTOR IN THE PORTFOLIO'S PERFORMANCE WAS OUR BELIEF THAT SOME OF THE SECTORS WITH STEADY BUT PERHAPS UNSPECTACULAR EARNINGS GROWTH WERE MOVING OUT OF FAVOR - PARTICULARLY SUPERMARKETS, DRUGSTORES, AND OFFICE SUPPLY SUPERSTORES. THIS LED US TO CUT BACK OR ELIMINATE OUR POSITIONS IN COMPANIES THAT TURNED OUT TO BE POOR PERFORMERS FOR THE YEAR, INCLUDING DRUGSTORE CHAINS CVS AND RITE AID, SUPERMARKETS KROGER AND SAFEWAY, AND OFFICE SUPERSTORES STAPLES AND OFFICE DEPOT.

ALTHOUGH MANY OF THESE COMPANIES STILL HAVE GOOD FUNDAMENTALS, WE BELIEVE THE MARKET PERCEIVED THAT THEY WERE VULNERABLE TO COMPETITION FROM INTERNET VENDORS AND MEGA-COMPANIES LIKE WAL-MART. IN ADDITION, RITE AID DEVELOPED PROBLEMS WITH ACCOUNTING IRREGULARITIES. SO OVERALL WE FEEL OUR PERFORMANCE WAS HELPED BY MANY OF OUR SELLING DECISIONS; THESE ENABLED US TO REDEPLOY RESOURCES FROM AREAS OF SLOWING EARNINGS GROWTH INTO WHAT WE BELIEVED WOULD BE HIGH-EARNINGS-GROWTH COMPANIES IN THE AREAS WE'RE CURRENTLY EXCITED ABOUT: TELECOMMUNICATIONS, TECHNOLOGY, AND BIOTECH.

LOOKING AHEAD TO 2000, WE BELIEVE THE CHALLENGE WILL BE TO CONTINUE TO PICK WINNING STOCKS IN A DIFFICULT ENVIRONMENT OF RISING INTEREST RATES AND HIGH STOCK VALUATIONS. OUR RESPONSE IS TO TRY TO INVEST IN STOCKS OF COMPANIES WHICH CAN GENERATE POSITIVE EARNINGS SURPRISES BECAUSE, AS WE MENTIONED EARLIER, IN TODAY'S MARKET IT APPEARS TO US THAT STOCK PRICES CAN BE DRAMATICALLY IMPACTED BY EVEN A SMALL EARNINGS SHORTFALL.
OUR  STRATEGY IS TO CONTINUE TO EMPHASIZE THE SECTORS WE FEEL OFFER THE GREATEST
OPPORTUNITY: TELECOMMUNICATIONS, TECHNOLOGY, AND, TO A LESSER EXTENT, BIOTECHNOLOGY. WE DO SEE THE

POTENTIAL FOR A CORRECTIVE PERIOD, PARTICULARLY IF THE FED CONTINUES TO RAISE INTEREST RATES, BECAUSE SOME STOCKS HAVE BECOME OVERVALUED. BUT WE BELIEVE THAT THE TYPE OF COMPANIES WE SEEK OUT, THOSE WITH A UNIQUE PRODUCT OR SERVICE AND HIGH GROWTH RATES, CAN CONTINUE TO DO WELL IN TODAY'S ENVIRONMENT.


-  MASSACHUSETTS  FINANCIAL  SERVICES  COMPANY

CALVERT  VARIABLE  SERIES,  INC.
AMERITAS  RESEARCH  PORTFOLIO
MANAGED  BY  MASSACHUSETTS  FINANCIAL  SERVICES  COMPANY

RESEARCH  PORTFOLIO

ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  12.31.99)
SINCE  INCEPTION  (11.1.99)     14.90%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

DEAR  INVESTOR:
FOR THE TWO MONTHS ENDED DECEMBER 31, 1999, THE RESEARCH PORTFOLIO PROVIDED A TOTAL RETURN OF 14.90%. THIS COMPARES TO A 8.04% RETURN FOR THE STANDARD & POOR'S 500 COMPOSITE INDEX (THE S&P 500), A POPULAR, UNMANAGED INDEX OF COMMON STOCK TOTAL RETURN PERFORMANCE, FOR THE SAME PERIOD.
THE PORTFOLIO MAINTAINED SIGNIFICANT EXPOSURE TO LARGE-CAP TELECOMMUNICATIONS AND TECHNOLOGY STOCKS, WHICH ADDED CONSIDERABLY TO TOTAL RETURN. DESPITE OUR OVERWEIGHTING IN TECHNOLOGY STOCKS WE AVOIDED INTERNET COMPANIES WITH EXPENSIVE VALUATIONS, WEAK BUSINESS MODELS OR UNPROVEN TRACK RECORDS. AT THE SAME TIME, WE RECOGNIZED EARLY ON THAT THE GROWTH IN INTERNET SERVICES AND DATA TRAFFIC IS LIKELY TO CONTINUE FOR SOME TIME. CONSEQUENTLY, WE INVESTED IN A NUMBER OF
TECHNOLOGY AND COMMUNICATIONS STOCKS IN THE NETWORKING AND TELECOMMUNICATIONS EQUIPMENT INDUSTRIES. SOME EXAMPLES THAT MET OUR STRICT INVESTMENT CRITERIA INCLUDE, CISCO, NORTEL, ERICSSON AND MOTOROLA. THESE COMPANIES REPRESENT THE NUTS AND BOLTS OF INTERNET AND TELECOMMUNICATIONS INFRASTRUCTURE AND HELPED THE PORTFOLIO OUTPACE ITS BENCHMARK.
THE PORTFOLIO ALSO MAINTAINED CONSIDERABLE EXPOSURE TO SOFTWARE STOCKS, SUCH AS MICROSOFT, ORACLE AND VERITAS. OUR SOFTWARE HOLDINGS HURT PERFORMANCE IN THE FIRST QUARTER OF THIS PAST YEAR, BUT WE STUCK TO OUR GUNS AND HELD ON TO THESE POSITIONS. OVER THE PAST SIX MONTHS THEY'VE COME ROARING BACK TO PROVIDE A SIGNIFICANT BOOST TO PERFORMANCE DUE TO INCREASED DEMAND FOR DATA STORAGE AND SOFTWARE PRODUCTS.
OTHER LEADING CONTRIBUTORS WERE SEMICONDUCTOR COMPANIES, SUCH AS LSI LOGIC AND ANALOG DEVICES. THE SEMICONDUCTOR INDUSTRY WAS HURT IN 1998 BY THE ASIAN ECONOMIC SLOWDOWN AND BY A BUILD UP IN SUPPLY IN SOME MARKET SEGMENTS, WHICH LOWERED PRICES. NOW, DEMAND IS BEGINNING TO CATCH UP WITH SUPPLY AS A RESULT OF ECONOMIC STRENGTH IN THE U.S. AND THE ASIAN RECOVERY. IF THIS SCENARIO PERSISTS, WE BELIEVE SEMICONDUCTOR STOCKS SHOULD CONTINUE TO BENEFIT. OUTSIDE THE TECHNOLOGY AND TELECOMMUNICATIONS SECTORS, THE PORTFOLIO BENEFITED FROM A NUMBER OF STOCKS IN THE FINANCIAL SERVICES, MEDIA AND ENERGY SECTORS. GAINS IN FINANCIAL SERVICES CAME PRIMARILY FROM BROKERAGE AND INVESTMENT BANKING STOCKS, SUCH AS CITIGROUP AND MORGAN STANLEY DEAN WITTER, BOTH OF WHICH ARE WELL MANAGED INDUSTRY LEADERS. MEDIA HOLDINGS SUCH AS INFINITY BROADCASTING, ECHOSTAR COMMUNICATIONS AND CBS BENEFITED FROM THE TREMENDOUS GROWTH IN ADVERTISING SPENDING DUE TO THE HIGHLY COMPETITIVE BUSINESS ENVIRONMENT, ESPECIALLY AMONG INTERNET COMPANIES.
WHILE THE PORTFOLIO MAINTAINED A SLIGHTLY UNDERWEIGHTED POSITION IN HEALTH CARE STOCKS VERSUS THE INDEX, IN GENERAL THIS GROUP HURT PERFORMANCE. NURSING HOMES, HOSPITALS,

HMOS, AND PHARMACEUTICAL COMPANIES ALL WERE HURT BY FEARS OF MEDICARE REFORM AND POTENTIAL GOVERNMENT PRICE CONTROLS. DESPITE THIS GENERALLY NEGATIVE ENVIRONMENT, WE FOUND GOOD OPPORTUNITIES IN THE MEDICAL DEVICE AREA. WHILE OUR MEDICAL DEVICE HOLDINGS PRODUCED MIXED RESULTS, IN OUR VIEW, COMPANIES SUCH AS GUIDANT AND MEDTRONIC HAVE A NUMBER OF NEW PRODUCTS IN THEIR PIPELINES THAT COULD DRIVE REVENUES AND EARNINGS GROWTH HIGHER.
OTHER DETRACTORS TO PERFORMANCE INCLUDED NABISCO, SAFEWAY, AND CVS. DESPITE SOLID FUNDAMENTAL BUSINESS AND GROWTH PROSPECTS, THESE COMPANIES SUFFERED FROM GENERALLY DOWNBEAT INDUSTRY OUTLOOKS AND WEAK INVESTOR SENTIMENT. IN THE CONSUMER GOODS AND SERVICES SECTOR, ELECTRONICS EQUIPMENT CONGLOMERATE TYCO INTERNATIONAL WAS A MAJOR DISAPPOINTMENT FOR THE PORTFOLIO. DESPITE NO EVIDENCE OF IRREGULAR ACCOUNTING METHODS, ITS SHARES PLUNGED DURING THE PERIOD AFTER AN ANALYST RAISED SUSPICIONS REGARDING THE COMPANY'S ACCOUNTING OF RECENT ACQUISITIONS. WE'VE MET WITH MANAGEMENT A NUMBER OF TIMES AND WE CONTINUE TO BELIEVE THAT ITS BUSINESS FUNDAMENTALS ARE STRONG. AS A RESULT, WE DECIDED TO MAINTAIN OUR HOLDING IN THE PORTFOLIO.
DURING THE YEAR, THE EQUITY MARKET HAS BEEN EXTREMELY NARROW WITH 25 LARGE-GROWTH STOCKS OUTPERFORMING THE REST OF THE STOCKS IN THE S&P 500. WHILE MARKET LEADERSHIP HAS STARTED TO SHOW SIGNS OF BROADENING, WHICH HAS HELPED PERFORMANCE, WE BELIEVE THE LONG-TERM OPPORTUNITIES FOR SMALL- AND MID-CAP STOCKS ARE ATTRACTIVE PRIMARILY BECAUSE THEY ARE SELLING AT MUCH CHEAPER PRICES RELATIVE TO EARNINGS AND EXPECTED GROWTH RATES COMPARED TO LARGE-CAP GROWTH STOCKS. IN ADDITION, WE BELIEVE OUR EXPOSURE TO STOCKS WITH LOWER PRICES RELATIVE TO EARNINGS SHOULD MAKE THE PORTFOLIO LESS VULNERABLE TO NEGATIVE EVENTS SUCH AS EARNINGS DISAPPOINTMENTS OR A BROAD MARKET DOWNTURN.
THE CURRENT BULL MARKET IS ONE OF THE MOST UNUSUAL IN RECENT MEMORY. THERE ARE WIDESPREAD INDICATIONS OF IMMENSE SPECULATION AND ENTRENCHED OPTIMISM TOWARD EQUITIES. YET, IF WE EXCLUDE TECHNOLOGY AND COMMUNICATIONS, THE EQUITY MARKET HAS BEEN IN A DOWNTREND SINCE APRIL OF 1999. AS A RESULT, WE EXPECT MARKET STRENGTH TO BROADEN INTO OTHER SECTORS OF THE MARKET, WHICH COULD CREATE OPPORTUNITIES FOR THE PORTFOLIO. OF COURSE, MUCH OF THE BULL MARKET'S FATE RESTS ON CORPORATE EARNINGS AND THE PERFORMANCE OF THE ECONOMY. WHILE OPINIONS RANGE FROM TOTAL CONVICTION IN A NEW ERA OF TROUBLE FREE PROSPERITY, TO A VIEW THAT INFLATION IS JUST AROUND THE CORNER AND THE MARKET IS IN A CLASSIC ASSET
BUBBLE WAITING TO BURST, THE TRUTH MOST LIKELY LIES SOMEWHERE IN THE MIDDLE. GIVEN THIS UNCERTAIN ENVIRONMENT, HOWEVER, WE CONTINUE TO FOCUS OUR ENERGY ON FINDING WHAT WE BELIEVE ARE TOP-QUALITY COMPANIES THAT SHOULD PROVIDE FAVORABLE LONG-TERM PERFORMANCE REGARDLESS OF SHORT-TERM MARKET VOLATILITY.

-  MASSACHUSETTS  FINANCIAL  SERVICES  COMPANY

CALVERT  VARIABLE  SERIES,  INC.
AMERITAS  GROWTH  WITH  INCOME  PORTFOLIO
MANAGED  BY  MASSACHUSETTS  FINANCIAL  SERVICES  COMPANY

GROWTH  WITH  INCOME  PORTFOLIO
ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  12.31.99)
SINCE  INCEPTION  (11.1.99)     4.65%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

 PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

DEAR  INVESTOR:
FOR THE TWO MONTHS ENDED DECEMBER 31, 1999, THE GROWTH WITH INCOME PORTFOLIO PROVIDED A TOTAL RETURN OF 4.65%. THIS COMPARES TO A 8.04% RETURN FOR THE STANDARD & POOR'S 500 COMPOSITE INDEX (THE S&P 500), A POPULAR, UNMANAGED INDEX OF COMMON STOCK TOTAL RETURN PERFORMANCE.

THE PORTFOLIO LAGGED THE INDEX PRIMARILY DUE TO ITS UNDERWEIGHTING IN TECHNOLOGY STOCKS, WHICH DROVE THE NARROW STRENGTH OF THE MARKET. IF WE LOOK AT THE PERFORMANCE OF THE S&P 500, THE TOP-25 PERFORMERS ACCOUNTED FOR MOST OF THE TOTAL RETURN OF THE INDEX OVER THE PAST YEAR. IN AN EXTREMELY NARROW MARKET LIKE WE'VE EXPERIENCED DURING THE PERIOD, IT IS VERY DIFFICULT FOR A DIVERSIFIED GROWTH AND INCOME PORTFOLIO WITH A LOWER RISK PROFILE THAN ITS INDEX TO OUTPERFORM ITS BENCHMARK OVER THE SHORT TERM.

WHILE WE INCREASED THE PORTFOLIO'S EXPOSURE TO TECHNOLOGY STOCKS DURING THE PERIOD, WE DID NOT ABANDON MY FOCUS ON BLUE-CHIP COMPANIES WITH STRONG, LONG-TERM FUNDAMENTALS AND REASONABLE VALUATIONS. AS A RESULT, THE PORTFOLIO REMAINED UNDERWEIGHTED IN TECHNOLOGY STOCKS VERSUS THE S&P 500 BECAUSE THEY LOOKED VERY EXPENSIVE AND RISKY RELATIVE TO THEIR LONG-TERM EARNINGS PROSPECTS. ON THE OTHER HAND, AS THE INDEX'S WEIGHTING IN TECHNOLOGY INCREASED WITH THE APPRECIATION OF THESE STOCKS, I MADE THE DECISION TO LOOK MORE CLOSELY AT THE PORTFOLIO'S RELATIVE RISK VERSUS ITS ABSOLUTE RISK COMPARED TO THE MARKET. AS A RESULT, WE DECIDED IT WAS PRUDENT TO GRADUALLY INCREASE THE PORTFOLIO' WEIGHTING IN TECHNOLOGY AND TELECOMMUNICATIONS, WHILE AT THE SAME TIME KEEPING A CLOSE EYE ON RELATIVE VALUATIONS AND THE FUNDAMENTAL BUSINESS OUTLOOKS FOR THESE COMPANIES.

SOME OF THE TECHNOLOGY NAMES THAT MET OUR INVESTMENT CRITERIA AND PROVIDED A STRONG BOOST TO PERFORMANCE WERE COMPANIES SUCH AS INTEL, ORACLE, CISCO AND MOTOROLA. IN TELECOMMUNICATIONS, THE PORTFOLIO BENEFITED FROM A MAJOR POSITION IN MANNESMANN THE GERMAN WIRELESS TELECOMMUNICATION PROVIDER. SPRINT, BELL ATLANTIC AND NIPPON TELEPHONE & TELEGRAPH ALSO PRODUCED STRONG RESULTS DUE TO THE HUGE GROWTH IN INTERNET USAGE AND DEMAND FOR DATA AND VOICE SERVICES. OTHER STOCKS THAT WORKED WELL FOR THE PORTFOLIO AND BENEFITED FROM THE RAPID ACCELERATION OF ADVERTISING SPENDING BY INTERNET COMPANIES WERE MEDIA HOLDINGS SUCH AS TRIBUNE, THE NEW YORK TIMES AND GENERAL ELECTRIC, WHICH OWNS NBC.

WHILE INVESTORS REMAINED FOCUSED ON TECHNOLOGY AND TELECOMMUNICATIONS STOCKS, THE PORTFOLIO MANAGED TO LOCATE STRONG PERFORMERS FROM A WIDE RANGE OF INDUSTRIES, INCLUDING

ENERGY, INDUSTRIAL GOODS & SERVICES, CONSUMER STAPLES, RETAILING AND FINANCIAL SERVICES. STOCKS SUCH AS BP AMOCO, UNITED TECHNOLOGIES, PROCTER & GAMBLE, WAL-MART AND AMERICAN INTERNATIONAL GROUP PRODUCED SOLID GAINS FOR THE PORTFOLIO. THE SUCCESS OF THESE STOCKS AND THE BROADLY DIVERSIFIED STRUCTURE OF THE PORTFOLIO HIGHLIGHTS PRECISELY WHAT THE GROWTH WITH INCOME PORTFOLIO IS TRYING TO ACCOMPLISH - TO PROVIDE GROWTH OF CAPITAL, WITH LESS RISK OR PRICE VOLATILITY THAN THE S&P 500 INDEX.

ON THE NEGATIVE SIDE, THERE WERE A FEW HOLDINGS THAT HURT THE PORTFOLIO' RELATIVE PERFORMANCE. SOME DETRACTORS THAT STAND OUT ARE SERVICE CORP., XEROX, KROGER AND SAFEWAY. WE MAINTAINED OUR POSITIONS IN SUPERMARKET OPERATORS KROGER AND SAFEWAY BECAUSE WE BELIEVE THEY POSSESS STRONG BUSINESS PROSPECTS AND FAVORABLE GROWTH AND EARNINGS OUTLOOKS.

ON A MORE POSITIVE NOTE, WE CONTINUE TO BELIEVE THE PORTFOLIO IS WELL POSITIONED TO TAKE ADVANTAGE OF A NUMBER OF OPPORTUNITIES IN THE MARKET. OUR WELL-BALANCED EXPOSURE TO MARKET LEADERS IN TECHNOLOGY, TELECOMMUNICATIONS, FINANCIAL SERVICES, RETAILING AND INDUSTRIAL GOODS PROVIDES DIVERSIFICATION IN THE PORTFOLIO AND COULD HELP THE PORTFOLIO OUTPERFORM IF MARKET STRENGTH CONTINUES TO BROADEN.

AT THE SAME TIME, WE'LL CONTINUE TO LOOK FOR OPPORTUNITIES IN AREAS SUCH AS PHARMACEUTICAL COMPANIES, AND DRUGSTORE OPERATORS SUCH AS CVS, WHICH HAVE BEEN BEATEN DOWN DUE TO CONCERNS OVER MEDICARE REFORM AND POTENTIAL GOVERNMENT PRICE CONTROLS. WHILE THE RISKS REMAIN HIGH IN THIS AREA DURING AN ELECTION YEAR, AT SOME POINT STOCK VALUATIONS MAY BECOME VERY COMPELLING. MANY PHARMACEUTICAL COMPANIES AND DRUGSTORE CHAINS DEMONSTRATE PROMISING LONG-TERM GROWTH PROSPECTS AND RELIABLE CASH FLOW.

-  MASSACHUSETTS  FINANCIAL  SERVICES  COMPANY

CALVERT  VARIABLE  SERIES,  INC.
AMERITAS  INDEX  500  PORTFOLIO
MANAGED  BY  STATE  STREET  GLOBAL  ADVISORS

INDEX  500  PORTFOLIO

ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  12.31.99)
SINCE  INCEPTION  (11.1.99)     8.09%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

DEAR  INVESTOR:

 THE S&P 500 INDEX CONTINUED TO AMAZE IN 1999, AS IT CLOSED THE YEAR AT AN ALL-TIME HIGH OF 1469.25. THE INDEX RETURNED 21.04% FOR THE YEAR, MARKING THE FIFTH CONSECUTIVE YEAR THAT THE INDEX POSTED A GREATER THAN 20% RETURN. THIS IS QUITE AN IMPRESSIVE FEAT WHEN ONE CONSIDERS THAT PRIOR TO THIS THE INDEX HAD
NEVER  ACHIEVED  MORE  THAN  TWO  CONSECUTIVE  YEARS  OF  RETURNS AT THIS LEVEL.

 AFTER EXPERIENCING A DISAPPOINTING THIRD QUARTER, WHICH WITNESSED THE S&P 500 DOWN 6.24%, THE INDEX FINISHED THE YEAR STRONG WITH A FOURTH QUARTER RETURN OF 14.88%. LARGE-CAP GROWTH STOCKS DOMINATED THE FOURTH QUARTER AS THE S&P/BARRA GROWTH INDEX OUTPERFORMED THE S&P/BARRA VALUE INDEX BY 10.77% (19.74% VS. 8.97%). GROWTH DOMINATED PRIMARILY DUE TO THE STRENGTH OF THE TECHNOLOGY SECTOR. OF THE TOP FIFTEEN PERFORMERS, ALL BUT FOUR WERE TECHNOLOGY STOCKS.

 IF THERE IS A THEME THAT WILL BE REMEMBERED ABOUT 1999 IT WILL BE THE DOMINANCE OF LARGE-CAP TECHNOLOGY STOCKS. THE S&P TECHNOLOGY SECTOR WAS UP 75% IN 1999, EVEN AFTER EXPERIENCING A 72% RISE THE YEAR BEFORE, AND NOW REPRESENTS NEARLY 30% OF THE MARKET CAPITALIZATION OF THE INDEX. TECHNOLOGY ACCOUNTED FOR ROUGHLY 70% OF THE PERFORMANCE OF THE S&P 500 INDEX. IN FACT, WITHOUT THE TECHNOLOGY SECTOR THE S&P 500 WOULD HAVE ONLY POSTED A RETURN OF 7.5%.

 THE YEAR WILL ALSO BE REMEMBERED AS BEING ONE OF THE NARROWEST MARKETS IN RECENT HISTORY AS ONLY SEVEN STOCKS CONTRIBUTED 50% OF THE TOTAL RETURN OF THE INDEX. IN ORDER OF CONTRIBUTION THOSE STOCKS WERE MICROSOFT, CISCO, GENERAL ELECTRIC, WAL-MART, ORACLE, NORTEL AND QUALCOMM. WITHIN THE S&P 500, THE LARGE-CAP STOCKS CONTINUED TO DOMINATE PERFORMANCE AS IS EVIDENCED BY THE FACT THAT THE S&P 500 EQUAL WEIGHTED INDEX RETURNED ONLY 11.88%.

THE S&P 500 INDEX FINISHED THE YEAR WITH A TOTAL OF 42 INDEX CHANGES; JUST SIX SHY OF THE TOTAL EXPERIENCED LAST YEAR. THE FOURTH QUARTER TURNED OUT TO BE THE BUSIEST OF THE YEAR AS THE INDEX EXPERIENCED SIXTEEN CHANGES INCLUDING THE ADDITION OF YAHOO! INC.


-  STATE  STREET  GLOBAL  ADVISORS

CALVERT  VARIABLE  SERIES,  INC.
AMERITAS  MONEY  MARKET  PORTFOLIO
MANAGED  BY  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.

MONEY  MARKET  PORTFOLIO

ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  12.31.99)
SINCE  INCEPTION  (10.29.99)     0.99%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

DEAR  INVESTOR:
1999 MARKED A YEAR OF TURN AROUND FOR BOND MARKET PARTICIPANTS. AT THE START OF THE YEAR, INTEREST RATES WERE NEAR LOWS, THE MARKET EXPECTED THE FEDERAL RESERVE TO HOLD THE FED FUNDS RATE STEADY AT 4.75%. WHILE THE ECONOMY WAS GROWING RAPIDLY, FINANCIAL DIFFICULTIES ABROAD KEPT THE US MARKETS AS THE SAFE HAVEN.
PAYDOWNS  IN  TREASURY  FINANCING  NEEDS  MEANT  LOW  SUPPLY  AND THEREFORE KEPT
DOWNWARD PRESSURE ON YIELDS. INSTABILITY IN FOREIGN ECONOMIES, NAMELY ASIA, MEXICO AND BRAZIL, WERE EXPECTED TO CONTINUE AND KEEP US RATES LOW.

THE  INVESTMENT  CLIMATE:
BY SUMMER IT WAS CLEAR THAT THE ECONOMY WAS HEATING UP AND THAT FOREIGN CONCERNS WERE DISSIPATING. FED CHAIRMAN GREENSPAN BEGAN MAKING PUBLIC REMARKS ABOUT INFLATION CONCERNS. THE FED EMBARKED ON WHAT WOULD TURN OUT TO BE THREE RATE HIKES. LABOR MARKETS BECAME TIGHTER AND TIGHTER, UNEMPLOYMENT DROPPED TO NEW LOWS, THE STOCK MARKETS HIT ALL TIME HIGHS, AND PURCHASING ON THE CONSUMER AND MANUFACTURING LEVELS SOARED. WHILE SOME FELT THAT THIS INCREASE COULD BE OFFSET WITH GAINS IN PRODUCTIVITY, THE MARKETS BECAME MORE CONVINCED THAT INFLATION WOULD BECOME A PROBLEM.


RATE HIKES OF 25 BASIS POINTS OCCURRED IN JUNE, AUGUST AND NOVEMBER. THE FED ALSO STARTED A NEW POLICY OF ANNOUNCING THEIR INTENTIONS FOR THE NEXT MEETING. INTERPRETATION OF THE WORDING VARIED GREATLY AND CAUSED SOME VOLATILITY IN SHORT RATES RATHER THAN INCREASING STABILITY AS THE FED HAD INTENDED. THE ENTIRE TREASURY YIELD CURVE FLATTENED WITH SHORT RATES INCREASING FASTER THAN LONG BOND RATES.

THE FOURTH QUARTER OF THE YEAR WAS DOMINATED BY Y2K CONCERNS. MARKET PARTICIPANTS WORRIED THAT THERE COULD BE A RUSH ON BANKS AND THAT INDIVIDUALS COULD PULL SIGNIFICANT AMOUNTS OF MONEY OUT OF MUTUAL FUNDS. ISSUERS BECAME WORRIED ABOUT LIQUIDITY AND ATTEMPTED TO ENTICE INVESTORS INTO OBLIGATIONS MATURING IN THE NEW YEAR. RATES SPIKED TO LEVELS NOT SEEN IN YEARS. THE FED, HOWEVER, INJECTED LARGE AMOUNTS OF LIQUIDITY INTO THE BANKING SYSTEM AND EFFECTIVELY MANAGED TO ALLAY FEARS OF A SHORTFALL IN CASH. INVESTORS DID NOT PANIC AS FEARED AND THE MARKETS ENJOYED A QUIET CLOSE TO THE YEAR.

PERFORMANCE  AND  STRATEGY:
CALVERT ASSET MANAGEMENT COMPANY TOOK OVER MANAGEMENT OF THE PORTFOLIO IN LATE OCTOBER. AT THAT TIME, INVESTORS WERE BEING ENCOURAGED TO PLACE INVESTMENTS INTO JANUARY AND FURTHER. THE FUND PURCHASED VARIOUS INSTRUMENTS WITH MATURITIES FROM OVERNIGHT TO SIX MONTHS. ALTHOUGH LARGE CASH FLOWS CAN DISTORT DAILY LEVELS, THE WEIGHTED AVERAGE DAYS TO MATURITY HAS HELD REASONABLY STEADY AT ABOUT 35 DAYS. IN ANTICIPATION OF FURTHER RATE INCREASES THE AVERAGE DAYS TO MATURITY WILL REMAIN SHORT AT THIS TIME KEEPING FUNDS AVAILABLE FOR HIGHER YIELDING SECURITIES, AS THEY BECOME AVAILABLE.


OUTLOOK:
WE BELIEVE THAT INFLATION CONCERNS WILL CONTINUE TO PLAGUE THE MARKETS AND FORCE THE FED TO RAISE RATES AT LEAST ONE MORE TIME THIS YEAR. THE ECONOMY CONTINUES TO GROW, THE CONSUMER CONTINUES TO PURCHASE, CREDIT CARD DEBT IS RISING AND LABOR MARKETS ARE VERY TIGHT. WITH THE STOCK MARKET AT HIGH LEVELS, A PLENTITUDE OF JOBS AVAILABLE AND HIGH CONSUMER CONFIDENCE, HIGHER RATES APPEAR A CERTAINTY. THE FED WILL MOST LIKELY RAISE RATES AGAIN IN FEBRUARY AND SEE IF THE ECONOMY SLOWS DOWN. IF NO SIGNIFICANT SLOWDOWN IS SEEN ANOTHER RATE HIKE IN THE FIRST HALF OF THE YEAR IS LIKELY. THE RISK HOWEVER REMAINS WITH THE STOCK MARKET. A SIGNIFICANT DECLINE IN STOCK MARKET PRICES COULD FORCE A FLIGHT TO QUALITY, CAUSING A RALLY IN SHORT TERM FIXED INCOME MARKETS.

-  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.

REPORT  OF  INDEPENDENT  ACCOUNTANTS


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF CALVERT VARIABLE SERIES, INC. AMERITAS PORTFOLIOS:


IN OUR OPINION, THE ACCOMPANYING STATEMENTS OF ASSETS AND LIABILITIES, INCLUDING THE PORTFOLIOS OF INVESTMENTS AND THE RELATED STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN NET ASSETS AND THE FINANCIAL HIGHLIGHTS PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF CALVERT VARIABLE SERIES, INC. AMERITAS PORTFOLIOS (COMPRISED OF INCOME & GROWTH, GROWTH, SMALL CAPITALIZATION, MIDCAP GROWTH, EMERGING GROWTH, RESEARCH, GROWTH WITH INCOME, INDEX 500, AND MONEY MARKET PORTFOLIOS, HEREINAFTER REFERRED TO AS THE "FUNDS"), AT DECEMBER 31, 1999, THE RESULTS OF EACH OF THEIR OPERATIONS, THE CHANGES IN EACH OF THEIR NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE FISCAL PERIODS PRESENTED, IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS (HEREINAFTER REFERRED TO AS "FINANCIAL STATEMENTS") ARE THE RESPONSIBILITY OF THE FUNDS' MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS BASED ON OUR AUDITS. WE CONDUCTED OUR AUDITS OF THESE FINANCIAL STATEMENTS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES, WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS, WHICH INCLUDED CONFIRMATION OF SECURITIES AT DECEMBER 31, 1999 BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS, PROVIDE A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.



PRICEWATERHOUSECOOPERS  LLP

BALTIMORE,  MARYLAND
FEBRUARY  11,  2000

INCOME  &  GROWTH  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
DECEMBER  31,  1999

EQUITY  SECURITIES  -  94.4%                  SHARES           VALUE
BANKS  -  MONEY  CENTER  -  1.0%
BANK  OF  AMERICA  CORP.                      16,189        $812,485

BIOTECHNOLOGY  -  4.0%
AMGEN  INC.  *                                53,700       3,225,356

BROADCAST  -  TV,  RADIO,  CABLE  -  7.6%
AT&T  -  LIBERTY  MEDIA  GROUP  *             14,500         822,875
CABLEVISION  SYSTEMS  CORP.  *                12,100         913,550
CLEAR  CHANNEL  COMMUNICATIONS  *             22,300       1,990,275
COMCAST  CORP.                                46,600       2,356,212
                                                           6,082,912

COMMUNICATIONS  EQUIPMENT  -  5.9%
MOTOROLA  INC.                                18,900       2,783,025
QUALCOMM  INC.  *                             11,200       1,972,600
                                                           4,755,625

COMPUTERS  -  HARDWARE  -  1.0%
DELL  COMPUTER  CORP.  *                      16,500         841,500

COMPUTERS  -  NETWORKING  -  3.5%
CISCO  SYSTEMS  INC.  *                       26,600       2,849,525

COMPUTERS  -  SOFTWARES  AND  SERVICES  -  23.6%
AMERICA  ONLINE  INC.  *                      48,400       3,651,175
ARIBA  INC.  *                                 4,000         709,500
AT  HOME  CORP.  *                            26,300       1,127,612
CNET,  INC.  *                                12,100         686,675
EBAY  INC.  *                                 19,400       2,428,637
EXODUS  COMMUNICATIONS  INC.  *               29,000       2,575,562
MICROSOFT  CORP.  *                           29,600       3,455,800
YAHOO  INC.  *                                10,000       4,326,875
                                                          18,961,836

ELECTRICAL  EQUIPMENT  -  2.4%
GENERAL  ELECTRIC  COMPANY                    12,600       1,949,850

ELECTRONICS  -  SEMICONDUCTS  -  10.6%
BROADCOM  CORP.  *                             7,700       2,097,287
CONEXANT  SYSTEMS  INC.  *                    26,200       1,739,025
LINEAR  TECHNOLOGY  CORP.                     21,800       1,560,062
TEXAS  INSTRUMENTS  INC.                      24,200       2,344,375
VITESSE  SEMICONDUCTOR  CORP.  *              14,500         760,344
                                                           8,501,093

ENTERTAINMENT  -  2.0%
TIME  WARNER  INC.                            21,800       1,579,138

EQUITY  SECURITIES  -  CONT'D     SHARES     VALUE
EQUIPMENT  -  SEMICONDUCTORS  -  2.3%
APPLIED  MATERIALS  INC.  *                    9,700      $1,228,869
TERADYNE  INC.  *                              9,700         640,200
                                                           1,869,069

FINANCIAL  -  DIVERSIFIED  -  7.5%
AMERICAN  EXPRESS  COMPANY                    16,500       2,743,125
CITIGROUP  INC.                               43,400       2,411,413
MORGAN STANLEY DEAN WITTER & COMPANY           5,300         756,575
                                                           5,911,113

HEALTHCARE  -  DIVERSIFIED  -  2.9%
BRISTOL-MYERS  SQUIBB  CO.                    23,800       1,527,663
WARNER-LAMBERT  CO.                           10,000         819,375
                                                           2,347,038

INSURANCE  -  MULTI-LINE  -  0.7%
AMERICAN  INTERNATIONAL  GROUP                 5,500         594,688

MANUFACTURING  -  DIVERSIFIED  -  1.5%
HONEYWELL  INTERNATIONAL  INC.                21,500       1,240,281

OIL  AND  GAS  -  DRILL  AND  EQUIPMENT  -  2.5%
HALLIBURTON  COMPANY                          50,400       2,028,600

RETAIL  -  BUILDING  SUPPLIES  -  3.4%
HOME  DEPOT  INC.                             40,050       2,745,928

RETAIL  -  GENERAL  MERCHANDISE  -  2.2%
COSTCO  WHOLESALE  CORP.  *                    6,700         611,375
WAL-MART  STORES  INC.                        16,900       1,168,213
                                                           1,779,588

RETAIL  -  SPECIALTY  -  0.5%
BED  BATH  &  BEYOND  INC.  *                 12,600         437,850

SERVICES  -  ADVERTISING  AND  MARKETING  -  4.4%
OMNICOM  GROUP                                20,400       2,040,000
YOUNG  &  RUBICAM  INC.                       20,600       1,457,450
                                                           3,497,450

SERVICES  -  COMMERCIAL  AND  CONSUMERS  -  2.5%
CENDANT  CORPORATION  *                       75,000       1,992,188

TELECOMM  -  CELLULAR  AND  WIRELESS  -  2.4%
NEXTEL  COMMUNICATIONS  INC.  *               18,500       1,907,813


TOTAL  EQUITY  SECURITIES  (COST  $60,460,599)            75,910,926

     PRINCIPAL
COMMERCIAL  PAPER  -  2.1%                    AMOUNT           VALUE
CORPORATE RECIEVABLES CORPORATION, 6.60%, 1/14/00
                                            $100,000         $99,762
INDIANAPOLIS POWER AND LIGHT, 6.45%, 1/12/00
                                             200,000         199,606
MERRILL LYNCH AND COMPANY, 6.55%, 1/19/0     700,000         697,707
TORONTO DOMINION HOLDINGS, 5.94%, 1/27/00    700,000         696,997

     TOTAL  COMMERCIAL  PAPER  (COST  $1,694,072)          1,694,072

          TOTAL INVESTMENTS  (COST $62,154,671) - 96.5%   77,604,998
OTHER  ASSETS  AND  LIABILITIES,  NET  -  3.5%             2,779,723
          NET  ASSETS  -  100%                           $80,384,721



SEE NOTES TO PORTFOLIOS OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

GROWTH  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
DECEMBER  31,  1999

EQUITY  SECURITIES  -  95.1%                  SHARES           VALUE
BANKS  -  2.3%
FIRSTAR  CORP.                                25,900        $547,137
BANK  OF  AMERICA  CORP.                      81,400       4,085,262
                                                           4,632,399

COMPUTER  SOFTWARE  AND  SERVICES  -  15.9%
AMERICA  ONLINE,  INC.  *                     92,400       6,970,425
EBAY,  INC.  *                                42,000       5,257,875
INTUIT,  INC.  *                              34,900       2,091,819
MICROSOFT  CORP.  *                           84,700       9,888,725
YAHOO,  INC.  *                               16,600       7,182,612
                                                          31,391,456

COMPUTER  TECHNOLOGY  -  3.6%
DELL  COMPUTER  CORP.  *                     112,900       5,757,900
SUN  MICROSYSTEMS,  INC.  *                   16,800       1,300,950
                                                           7,058,850

COMMUNICATIONS  SERVICES  -  2.1%
MCI  WORLDCOM,  INC.  *                       33,000       1,751,063
SPRINT  CORP.                                 36,000       2,423,250
                                                           4,174,313

COMMUNICATIONS  TECHNOLOGY  -  8.6%
AT  HOME  CORP.  *                            42,100       1,805,038
CISCO  SYSTEM,  INC.  *                       69,200       7,413,050
MOTOROLA,  INC.                               33,800       4,977,050
NOKIA  CORP.                                   6,100       1,159,000
QUALCOMM,  INC.  *                             9,600       1,690,800
                                                          17,044,938

CONSUMER  CYCLICALS  -  1.9%
MASCO  CORP.                                  25,700         652,138
HARLEY  DAVIDSON,  INC.                       35,600       2,280,625
CARNIVAL  CORP.                               19,500         932,344
                                                           3,865,107

CONSUMER  STAPLES  -  6.4%
AT&TCORP.  *                                  55,300       3,138,275
CLEAR  CHANNEL  COMMUNICATIONS  *             12,300       1,097,775
COMCAST  CORP.                                58,500       2,957,906
COX  COMMUNICATIONS,  INC.  *                 22,600       1,163,900
ECHOSTAR  COMMUNICATION  *                    13,700       1,335,750
MEDIAONE  GROUP,  INC.  *                     37,400       2,872,787
                                                          12,566,393

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
ENERGY  -  2.6%
HALLIBURTON  CO.                             127,450      $5,129,863


FINANCIAL  -  DIVERSIFIED  -  9.2%
AMERICAN  EXPRESS  CO.                         8,900       1,479,625
CITIGROUP,  INC.                             108,100       6,006,306
HOUSEHOLD  INTERNATIONAL,  INC.               51,700       1,925,825
MERRILL  LYNCH  &  CO,  INC.                  12,100       1,010,350
MORGAN  STANLEY  DEAN  WITTER                 54,800       7,822,700
                                                          18,244,806

ELECTRONICS  -  SEMICONDUCTS  -  9.8%
ALTERA  CORP.  *                              51,500       2,552,469
APPLIED  MATERIAL,  INC.  *                   53,400       6,765,112
INTEL  CORP.                                  46,900       3,860,456
LINEAR  TECHNOLOGY  CORP.                     40,300       2,883,969
TERADYNE,  INC.  *                            37,600       2,481,600
TEXAS  INSTRUMENTS,  INC.                      9,600         930,000
                                                          19,473,606

HEALTH  CARE  -  BIOTECHNOLOGY  3.9%
AMGEN,  INC.  *                              113,800       6,835,112
BIOGEN,  INC.  *                              10,400         878,800
                                                           7,713,912

HEALTH  CARE,  DRUGS  AND  PHARMACEUTICALS  -  6.3%
BRISTAL  MYERS  SQUIBB  CO.                   59,400       3,812,737
PFIZER,  INC.                                 80,200       2,601,488
WARNER  LAMBERT  CO.                          74,000       6,063,375
                                                          12,477,600

INSURANCE  -  2.7%
AMERICAN  INTERNATIONAL  GROUP,  INC.         48,600       5,254,875


MANUFACTURING  -  DIVERSIFIED  -  7.0%
CORNING,  INC.                                49,100       6,330,831
HONEYWELL  INTERNATIONAL,  INC.               59,700       3,443,944
UNITED  TECHNOLOGIES  CORP.                   62,400       4,056,000
                                                          13,830,775

RETAIL  -  7.4%
AMAZON  COM,  INC.  *                         24,600       1,872,675
BEST  BUY,  INC.  *                           40,000       2,007,500
COSTCO  WHOLESALE  CORP.  *                   13,200       1,204,500
HOME  DEPOT,  INC.                            92,775       6,360,886
WAL  MART  STORES,  INC.                      46,600       3,221,225
                                                          14,666,786

SERVICE  COMMERCIAL  AND  CONSUMERS  -  1.1%
IMS  HEALTH,  INC.                            80,500       2,188,594

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
SERVICES  -  ADVERTISING  -  0.5%
OMNICOM  GROUP,  INC.                         10,200      $1,020,000

TRANSPORTATION  -  3.8%
KANSAS  CITY  SOUTHERN  INDUSTRIES,  INC.     31,000       2,313,375
UNITED  PARCEL  SERVICE                       74,000       5,106,000
                                                           7,419,375


TOTAL  EQUITY  SECURITIES  (COST  $160,809,847)          188,153,648

                                          PRINCIPAL
COMMERCIAL  PAPER  -  5.6%                   AMOUNT
CONSTELLATION ENERGY, 6.50%, 1/21/00      $1,100,000       1,096,028
COSMAIR,  INC.,  6.75%,  1/14/00           2,000,000       1,995,125
FORRESTAL FUNDING MASTER, 5.50%, 1/24/00     300,000         298,946
INDIANAPOLIS POWER & LIGHT CO., 5.50%, 1/25/00
                                           1,700,000       1,696,649
MADISON GAS & ELECTRIC CO., 5.50%, 1/25/00   500,000         498,167
MERRILL  LYNCH  &  CO.,  5.60%,  1/19/00     300,000         299,160
OYSTER CREEK FUEL CORP., 6.40%, 1/7/00     1,200,000       1,198,720
TEXTRON FINANCIAL CORP., 6.90%, 1/14/00    2,100,000       2,094,767
TORONTO DOMINION HOLDINGS, 5.94%, 1/27/00  2,000,000       1,991,421

     TOTAL  COMMERCIAL  PAPER  (COST  $11,168,982)        11,168,983

TOTAL  INVESTMENTS  (COST  $171,978,829)  -  100.7%      199,322,631
          OTHER  ASSETS  AND LIABILITIES, NET - (0.7%)   (1,369,759)
          NET  ASSETS  -  100%                          $197,952,872



SEE NOTES TO PORTFOLIOS OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SMALL  CAPITALIZATION  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
DECEMBER  31,  1999

EQUITY  SECURITIES - 94.0%                    SHARES           VALUE
BIOTECHNOLOGY  -  5.4%
ENZON,  INC.  *                               32,000      $1,388,000
IDEC  PHARMACEUTICALS  CORP.  *                8,600         844,950
MEDIMMUNE,  INC.  *                           21,600       3,582,900
PROTEIN  DESIGN  LABS,  INC.  *               13,000         910,000
                                                           6,725,850

BROADCAST  -  4.8%
ACME  COMMUNICATIONS,  INC.  *                 9,600         319,200
CITADEL  COMMUNICATIONS  CORP.  *             35,100       2,277,112
COX  RADIO,  INC.  *                           4,000         399,000
EMMIS  COMMUNICATIONS  CORP.  *               18,900       2,355,708
SALEM  COMMUNICATIONS  CORP.  *               25,300         572,413
SPANISH  BROADCASTING  SYSTEM  *               4,000         161,000
                                                           6,084,433

CHEMICALS  -  SPECIALTY  -  1.0%
ATMI,  INC.  *                                38,700       1,279,519

COMMUNICATIONS  EQUIPMENT  -  7.0%
ANTEC  CORP.  *                               41,400       1,511,100
COMMSCOPE,  INC.  *                           28,300       1,140,844
NEXT  LEVEL  COMMUNICATIONS,  INC.  *         29,000       2,171,375
PITTWAY  CORP.                                52,500       2,352,656
SAWTEK,  INC.  *                              24,100       1,604,156
                                                           8,780,131

COMPUTERS  -  22.6%
ADVENT  SOFTWARE,  INC.  *                    24,300       1,565,831
AWARE,  INC.  *                               18,900         687,488
BSQUARE  CORP.  *                             18,300         767,456
BUSINESS  OBJECTS  SA  *  (ADR)               10,700       1,429,788
CNET,  INC.  *                                32,000       1,816,000
CRITICAL  PATH,  INC.  *                      24,300       2,293,313
EBAY,  INC.  *                                18,800       2,353,525
EMULEX  CORP.  *                               7,400         832,500
ESPEED,  INC.  *                              42,000       1,493,625
EXODUS  COMMUNICATIONS,  INC.  *              25,600       2,273,600
INTUIT,  INC.  *                              68,600       4,111,711
METASOLV  SOFTWARE,  INC.  *                  15,000       1,226,250
MICROMUSE,  INC.  *                            8,700       1,479,000
QRS  CORP.  *                                 20,000       2,100,000
RADIANT  SYSTEMS,  INC.  *                    15,900         638,981
VIGNETTE  CORP.  *                            20,000       3,260,000
                                                          28,329,068

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
CONSUMABLES  -  2.2%
BERINGER  WINE  ESTATES  HOLDINGS,  INC.  *   37,700      $1,503,288
OUTBACK  STEAKHOUSE,  INC.  *                 50,700       1,315,031
                                                           2,818,319

ELECTRONICS  -  16.7%
APPLIED  MICRO  CIRCUITS  CORP.  *             8,000       1,018,000
ASM  LITHOGRAPHY  HOLDING  NV  *              25,300       2,877,875
CONEXANT  SYSTEMS,  INC.  *                   28,800       1,911,600
CYTYC  CORP.  *                               26,800       1,636,475
DALLAS  SEMICONDUCTOR  CORP.                  19,200       1,237,200
LATTICE  SEMICONDUCTOR  CORP.  *              39,100       1,842,588
LINEAR  TECHNOLOGY  CORP.                      5,200         372,125
MICROCHIP  TECHNOLOGY,  INC.  *               29,800       2,039,437
PMC  -  SIERRA,  INC.  *                      10,000       1,603,125
PRI  AUTOMATION,  INC.  *                     43,700       2,933,362
VARIAN,  INC.  *                              39,900         897,750
VITESSE  SEMICONDUCTOR  CORP.  *              22,200       1,164,112
WATERS  CORP.  *                              26,700       1,415,100
                                                          20,948,749

HEALTHCARE  -  5.5%
ALPHARMA,  INC.                               32,700       1,005,525
CELGENE  CORP.  *                             14,400       1,008,000
CONMED  CORP.  *                              28,500         737,438
CYGNUS,  INC.  *                              60,000       1,095,000
HOOPER  HOLMES,  INC.                         55,500       1,429,125
MINIMED,  INC.  *                              7,900         578,675
SEPRACOR,  INC.  *                            10,400       1,031,550
                                                           6,885,313

HOUSEHOLD  FURNITURE  &  APPIANCES  -  1.5%
ETHAN  ALLEN  INTERIORS,  INC.                53,900       1,728,169
FURNITURE  BRANDS  INTERNATIONAL,  INC.  *     6,300         138,600
                                                           1,866,769

MACHINERY  -  DIVERSIFIED  -  1.0%
METTLER  TOLEDO  INTERNATIONAL,  INC.  *      33,300       1,271,644

OFFICE  EQUIPMENT  &  SUPPLIES  -  0.6%
COINSTAR,  INC.  *                            52,900         740,600

OIL  &  GAS  -  1.7%
BJ  SERVICES  CO.  *                          30,900       1,292,006
VARCO  INTERNATIONAL,  INC.  *                87,400         890,388
                                                           2,182,394
RETAIL  -  10.0%
ABERCROMBIE  &  FITCH  CO.  *                 40,100       1,070,169
BED  BATH  &  BEYOND,  INC.  *                17,800         618,550
BJ'S  WHOLESALE  CLUB,  INC.  *               79,700       2,909,050
COST  PLUS,  INC.  *                          19,100         680,437
LINENS  'N  THINGS,  INC.  *                  58,400       1,730,100
MICHAELS  STORES,  INC.  *                    19,900         567,150
PACIFIC  SUNWEAR  OF  CALIFORNIA,  INC.  *    17,100         545,062

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
RETAIL  -  CONT'D
SHARPER  IMAGE  CORP.  *                      28,700        $364,131
TOO,  INC.  *                                 15,900         274,275
TUESDAY  MORNING  CORP.  *                     9,900         182,531
TWEETER HOME ENTERTAINMENT GROUP, INC.  *     50,400       1,789,200
VALUEVISION  INTERNATIONAL,  INC.  *          15,900         911,269
WILLIAMS-SONOMA,  INC.  *                     18,850         867,100
                                                          12,509,024

SERVICE  -  3.8%
F.Y.I.,  INC.  *                              19,400         659,600
GETTY  IMAGES,  INC.  *                       26,300       1,285,413
SOURCE  INFORMATION  MANAGEMENT  CO.  *       31,900         534,325
YOUNG  &  RUBICAM,  INC.                      31,700       2,242,775
                                                           4,722,113

SERVICES  -  4.5%
BISYS  GROUP,  INC.  *                        46,100       3,008,025
FACTSET  RESEARCH  SYSTEMS,  INC.  *          33,400       2,659,475
                                                           5,667,500

TELECOMM-LONG  DISTANCE  -  1.8%
ADELPHIA  BUSINESS  SOLUTIONS,  INC.  *        8,000         384,000
ITC  DELTACOM,  INC.  *                       40,500       1,118,813
TELECORP  PCS,  INC.  *                       20,000         760,000
                                                           2,262,813

TRANSPORTATION  -  0.7%
FORWARD  AIR  CORP.  *                         8,000         347,000
SKYWEST,  INC.  *                             21,100         590,800
                                                             937,800

UTILITIES  -  3.2%
CALPINE  CORP.  *                             62,050       3,971,200


     TOTAL  EQUITY  SECURITIES  (COST  $91,033,717)      117,983,239

                                          PRINCIPAL
CORPORATE  OBLIGATIONS  -  4.8%              AMOUNT
BELL  ATLANTIC  CORP.,  6.28%,  1/5/00     $ 800,000         799,442
CITIF PASIFIC FINANCIAL CORP., 6.50%, 1/24/00
                                           1,300,000       1,294,601
FORRESTAL  FDN  MASTER,  5.50%,  1/24/00   1,000,000         996,486
MADISON GAS AND ELECTRIC CO., 5.50%, 1/25/00 300,000         298,900
MERRILL LYNCH & CO., INC., 6.55%, 1/19/00    500,000         498,362
OYSTER  CREEK  FUEL  CORP.,  6.40%,  1/7/00  600,000         599,360
TEXTRON  FINANCIAL  CORP.,  6.90%,  1/14/00  300,000         299,253
TORONTO DOMINION HOLDINGS CORP., 5.94%, 1/27/00
                                           1,300,000       1,294,423

TOTAL  CORPORATE  OBLIGATIONS  (COST  $6,080,827)          6,080,827

TOTAL  INVESTMENTS  (COST  $97,114,544)  -  98.8%        124,064,066
          OTHER  ASSETS  AND  LIABILITIES,  NET  - 1.2%    1,512,654
          NET  ASSETS  -  100%                          $125,576,720

SEE NOTES TO PORTFOLIOS OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

MIDCAP  GROWTH  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
DECEMBER  31,  1999

EQUITY  SECURITIES  -  95.0%                  SHARES           VALUE
BIOTECHNOLOGY  -  5.3%
BIOGEN,  INC.  *                              27,800      $2,349,100
GILEAD  SCIENCES,  INC.  *                     7,500         405,938
MEDIMMUNE,  INC.  *                            7,800       1,293,825
                                                           4,048,863

BROADCAST  -  TV,  RADIO,  CABLE  -  1.4%
ECHOSTAR  COMMUNICATIONS  CORP.  *            10,600       1,033,500

CHEMICALS  -  SPECIALTY  -  0.4%
ATMI,  INC.  *                                 8,300         274,419

COMPUTERS  -  HARDWARE  -  1.7%
EMULEX  CORP.  *                              11,200       1,260,000

COMPUTERS  -  PERIPHERALS  -  0.5%
ESPEED,  INC.  *                              10,000         355,625

COMPUTERS  -  SOFTWARE  &  SERVICES  -  14.3%
AMDOCS,  LTD.  *                              13,500         465,750
ARIBA,  INC.  *                                3,800         674,025
AT  HOME  CORP.  *                            32,100       1,376,288
CNET,  INC.  *                                36,200       2,054,350
EBAY,  INC.  *                                 8,900       1,114,169
EXODUS  COMMUNICATIONS,  INC.  *               6,200         550,637
INTUIT,  INC.  *                              47,700       2,859,019
LEGATO  SYSTEMS,  INC.  *                      5,600         385,350
VERISIGN,  INC.  *                             3,800         725,562
VIGNETTE  CORP.  *                             3,800         619,400
                                                          10,824,550

ELECTRICAL  EQUIPMENT  -  1.9%
BROCADE  COMMUNICATIONS  SYSTEMS  *            5,100         902,700
SPX  CORP.  *                                  6,800         549,525
                                                           1,452,225

ELECTRONICS  -  INSTRUMENTS  -  1.6%
WATERS  CORP.  *                              22,900       1,213,700

ELECTRONICS  -  SEMICONDUCTORS  -  10.7%
ALTERA  CORP.  *                              40,500       2,007,281
CONEXANT  SYSTEMS,  INC.  *                    5,500         365,063
LINEAR  TECHNOLOGY  CORP.                     31,400       2,247,062
MAXIM  INTEGRATED  PRODUCTS  *                21,000         990,938
MICROCHIP  TECHNOLOGY,  INC.  *               23,700       1,621,969
QLOGIC  CORP.  *                               2,800         447,650
VITESSE  SEMICONDUCTOR  CORP.  *               7,600         398,525
                                                           8,078,488

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
EQUIPMENT  -  SEMICONDUCTORS  -  3.5%
ASM  LITHOGRAPHY  HOLDING  NV  *               6,600        $750,750
TERADYNE,  INC.  *                            28,800       1,900,800
                                                           2,651,550

GAMING,  LOTTERY,  PARIMUTUAL  -  2.2%
MANDALAY  RESORT  GROUP  *                    83,500       1,680,438

HEALTHCARE  -  DRUGS  -     MAJOR  PHARMACEUTICALS  -  3.5%
FOREST  LABORATORIES  -  CLASS  A  *          42,800       2,629,525

HEALTHCARE  -  MANAGED  CARE  -  2.5%
EXPRESS  SCRIPTS,  INC.  *                    29,500       1,888,000

HEALTHCARE  -  MEDICAL  PRODUCTS  &  SUPPLIES  -  0.8%
AFFYMETRIX,  INC.  *                           3,400         576,937

INVESTMENT  BANKING  /  BROKERAGE  -  2.5%
PAINE  WEBBER  GROUP,  INC.                   48,500       1,882,406

LEISURE  TIME  -  PRODUCTS  -  2.7%
HARLEY-DAVIDSON,  INC.                        31,900       2,043,594

MANUFACTURING  -  DIVERSIFIED  -  2.6%
CORNING,  INC.                                15,500       1,998,531

OIL  &  GAS  -  DRILLING  &  EQUIPMENT  -  6.4%
BJ  SERVICES  CO.  *                          58,000       2,425,125
NABORS  INDUSTRIES,  INC.  *                  77,900       2,410,031
                                                           4,835,156

OIL  &  GAS  -  EXPLORATION  &  PRODUCTION  -  1.5%
DEVON  ENERGY  CORP.                          15,700         516,138
EOG  RESOURCES,  INC.                         18,600         326,662
UNION  PACIFIC  RESOURCES  GROUP              23,600         300,900
                                                           1,143,700

POWER  PRODUCERS  -  INDEPENDENT  -  3.2%
CALPINE  CORP.  *                             37,669       2,410,816

RAILROADS  -  3.4%
KANSAS  CITY  SOUTHERN  INDUSTRIES,  INC.     34,200       2,552,175

RESTAURANTS  -  2.8%
OUTBACK  STEAKHOUSE,  INC.  *                 81,400       2,111,312

RETAIL  -  COMPUTERS  &  ELECTRONICS  -  1.5%
BEST  BUY  CO.,  INC.  *                      23,300       1,169,369

RETAIL  -  GENERAL  MERCHANDISE  -  0.5%
BJ'S  WHOLESALE  CLUB,  INC.  *               11,000         401,500

RETAIL  -  HOME  SHOPPING  -  1.4%
AMAZON.COM,  INC.  *                          14,000       1,065,750

EQUITY  SECURITIES  -  95.0%                  SHARES           VALUE
RETAIL  -  SPECIALTY  -  3.9%
BED  BATH  &  BEYOND,  INC.  *                59,300      $2,060,675
WILLIAMS-SONOMA,  INC.  *                     18,800         864,800
                                                           2,925,475

RETAIL  -  APPAREL  -  1.2%
ABERCROMBIE  &  FITCH  CO.  *                 32,900         878,019

SERVICES  -  ADVERTISING  /  MARKETING  -  1.6%
LAMAR  ADVERTISING  CO.  *                     6,400         387,600
YOUNG  &  RUBICAM,  INC.                      12,200         863,150
                                                           1,250,750

SERVICES  -  COMMERCIAL  &  CONSUMER  -  2.6%
DIGITAL  ISLAND  *                             3,100         294,888
IMS  HEALTH,  INC.                            61,200       1,663,875
                                                           1,958,763

SERVICES  -  COMPUTER  SYSTEMS  -  0.6%
CSG  SYSTEMS  INTERNATIONAL  *                10,900         434,637

SERVICES  -  DATA  PROCESSING  -  3.5%
FISERV,  INC.  *                              57,300       2,195,306
MEDQUIST,  INC.  *                            18,500         477,531
                                                           2,672,837

TEXTILES  -  SPECIALTY  -  2.8%
GUCCI  GROUP  NV                              18,650       2,135,425

     TOTAL  EQUITY  SECURITIES  (COST  $60,078,375)       71,838,035

                                          PRINCIPAL
COMMERCIAL  PAPER  -  5.5%                   AMOUNT
COUNTRYWIDE FUNDING CORP., 6.16%, 1/7/00    $400,000         399,589
GENERAL MOTORS ACCEPTANCE CORP. 6.33%, 1/7/00  100,000        99,894
INDIANAPOLIS POWER & LIGHT CO., 6.45%, 1/12/00
                                           1,400,000       1,397,241
NATIONAL FUEL & GAS CO., 6.15%, 1/27/00      100,000          99,556
OYSTER  CREEK  FUEL  CORP.,  6.40%,  1/7/00  500,000         499,467
STANDARD  LIFE,  6.45%,  1/12/00           1,000,000         998,029
TEXTRON FINANCIAL CORP., 6.90%, 1/14/00      700,000         698,256

     TOTAL  COMMERCIAL  PAPER  (COST  $4,192,032)          4,192,032

TOTAL  INVESTMENTS  (COST  $64,270,407)  -  100.5%        76,030,067
OTHER  ASSETS  AND  LIABILITIES,  NET - (0.5)%             (386,754)
          NET  ASSETS  -  100%                           $75,643,313




SEE NOTES TO PORTFOLIOS OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

EMERGING  GROWTH  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
DECEMBER  31,  1999

EQUITY  SECURITIES  -  97.1%                  SHARES           VALUE
AIR  FREIGHT  -  0.0%
ATLAS  AIR,  INC.  *                             100          $2,744

BANKS  -  REGIONAL  -  0.0%
FIRST  TENNESSEE  NATIONAL  CORP.                100           2,850

BIOTECHNOLOGY  -  2.9%
CHIRON  CORP.  *                               8,300         351,713
ENZON,  INC.  *                                  300          13,012
HUMAN  GENOME  SCIENCES,  INC.  *                900         137,363
IDEC  PHARMACEUTICALS  CORP.  *                1,200         117,900
IMCLONE  SYSTEMS  *                              200           7,925
IMMUNEX  CORP.  *                             12,200       1,335,900
MEDIMMUNE,  INC.  *                           10,600       1,758,275
TRANSKARYOTIC  THERAPIES,  INC.  *               100           3,850
                                                           3,725,938

BROADCAST-TV,  RADIO  AND  CABLE  -  5.6%
AT&T  -  LIBERTY  MEDIA  GROUP  *             27,000       1,532,250
ACME  COMMUNICATIONS,  INC.  *                   100           3,325
BOUYGUES  SA  (EUR)                            2,400       1,525,530
CBS  CORP.  *                                 16,600       1,061,363
CLEAR  CHANNEL  COMMUNICATIONS  *             15,300       1,365,525
COMCAST  CORP.                                 9,900         500,569
COX  COMMUNICATIONS,  INC.  *                    600          30,900
COX  RADIO,  INC.  *                           3,000         299,250
ECHOSTAR  COMMUNICATIONS  CORP.  *             4,200         409,500
EMMIS  COMMUNICATIONS  CORP.  *                1,100         137,105
HEARST-ARGYLE  TELEVISION,  INC.  *              100           2,663
INFINITY  BROADCASTING  CORP.  *               1,650          59,709
RADIO  ONE,  INC.  *                             500          46,000
RADIO  UNICA  *                                  200           5,775
SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (EUR)
                                                 310          17,634
SPANISH  BROADCASTING  SYSTEM  *               1,900          76,475
TV  GUIDE,  INC.  *                              200           8,600
USA  NETWORKS,  INC.  *                          200          11,050
UNIVISION  COMMUNICATIONS,  INC.  *            1,100         112,406
WESTWOOD  ONE,  INC.  *                          100           7,600
                                                           7,213,229

CHEMICALS-SPECIALTY  -  0.0%
ATMI,  INC.  *                                   100           3,306

COMMUNICATIONS  EQUIPMENT  -  17.2%
AIRNET  COMMUNICATIONS  CORP  *                  190           6,910
AMERICAN  TOWER  CORP.  *                        200           6,113
CIENA  CORP.  *                                9,600         552,000
CLASSIC  COMMUNICATIONS,  INC.  *                200           7,312
COMMSCOPE,  INC.  *                              700          28,219

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
COMMUNICATIONS  EQUIPMENT  -  CONT'D
DIGITAL  IMPACT,  INC  *                         110          $5,514
GRIC  COMMUNICATIONS  *                           50           1,269
L-3  COMMUNICATIONS  HOLDINGS,  INC.  *          100           4,162
LUCENT  TECHNOLOGIES,  INC.                      700          52,369
METRICOM,  INC.  *                             2,000         157,250
METROMEDIA  FIBER  NETWORK,  INC.  *           7,010         336,042
MOTOROLA,  INC.                               12,200       1,796,450
NEXT  LEVEL  COMMUNICATIONS,  INC.  *            580          43,428
NOKIA  OYJ  (ADR)                             11,800       2,242,000
NORTEL  NETWORKS  CORP.                       29,900       3,019,900
PAIRGAIN  TECHNOLOGIES,  INC.  *               2,200          31,213
QUALCOMM,  INC.  *                            71,600      12,610,550
SYCAMORE  NETWORKS,  INC.  *                     100          30,800
TEKELEC  *                                       700          15,750
TELEFONAKTIEBOLAGET LM ERICSSON (ADR)         17,100       1,123,256
                                                          22,070,507

COMPUTERS  -  HARDWARE  -  1.7%
ALTEON  WEBSYSTEMS,  INC.  *                     100           8,775
COMPUTER  NETWORK  TECHNOLOGY  CORP.  *          500          11,469
ELECTRONICS  FOR  IMAGING  *                     100           5,812
SUN  MICROSYSTEMS,  INC.  *                   28,700       2,222,456
                                                           2,248,512

COMPUTERS  -  NETWORKING  -  5.4%
CISCO  SYSTEMS,  INC.  *                      64,900       6,952,413

COMPUTERS  -  PERIPHERALS  -  0.4%
CACHEFLOW,  INC.  *                              140          18,296
EMC  CORP-MASS  *                              1,200         131,100
ESPEED,  INC.  *                                 200           7,113
IMANAGE,  INC.  *                                 20             643
IMMERSION  *                                      60           2,303
MAXTOR  CORP.  *                                 200           1,450
METASOLV  SOFTWARE,  INC.  *                      90           7,357
ONDISPLAY,  INC.  *                               30           2,726
QUINTUS  CORP.  *                                130           5,964
SEAGATE  TECHNOLOGY,  INC.  *                    200           9,312
SONICWALL,  INC.  *                               70           2,818
SOFTBANK  CORPORATION  (JPY)                     400         382,891
                                                             571,973

COMPUTERS  -  SOFTWARE  &  SERVICES  -  26.6%
ADOBE  SYSTEMS,  INC.                          2,600         174,850
AMDOCS  LTD.  *                                  385          13,282
AFFILIATED  COMPUTER  SVCS,  INC.  *             100           4,600
AGILE  SOFTWARE  CORP.  *                        500         108,617
AKAMAI  TECHNOLOGIES,  INC.  *                   200          65,525
AMERICA  ONLINE,  INC.  *                      3,800         286,663
ASPEN  TECHNOLOGY,  INC.  *                      100           2,644
AWARE,  INC.  *                                  100           3,638
BMC  SOFTWARE,  INC.  *                       45,700       3,653,144
BEA  SYSTEMS,  INC.  *                           400          27,975

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
COMPUTERS  -  SOFTWARE  &  SERVICES  -  CONT'D
BREAKAWAY  SOLUTIONS,  INC  *                    100          $7,300
BRIO  TECHNOLOGY,  INC.  *                       500          21,000
BUSINESS  OBJECTS  SA  (ADR)*                    900         120,263
CADENCE  DESIGN  SYSTEMS,  INC.  *            17,200         412,800
CLARIFY,  INC.  *                                100          12,600
COBALT  NETWORKS,  INC.  *                        70           7,586
COMPUTER  ASSOCIATES  INTERNATIONAL,  INC.    29,500       2,063,156
COMPUWARE  CORP.  *                           39,500       1,471,375
DATA  RETURN  CORP.  *                           200          10,700
DELTATHREE.COM,  INC.  *                          80           2,060
DIGITAL  INSIGHT  CORP.  *                       100           3,637
EXPEDIA,  INC.  *                                120           4,200
FOGDOG,  INC  *                                   80             760
FOUNDRY  NETWORKS,  INC.  *                      100          30,169
HARBINGER  CORP.  *                              300           9,544
IBASIS,  INC  *                                   40           1,150
IMRGLOBAL  CORPORATION  *                        800          10,050
INKTOMI  CORP.  *                              2,600         230,750
INTERNAP  NETWORK  SERVICES  *                   300          51,900
INTERNET  COMMERCE  CORP.  *                     800          24,900
I2  TECHNOLOGIES,  INC.  *                     7,200       1,404,000
J.D.  EDWARDS  &  CO.  *                       1,800          53,775
KEYNOTE  SYSTEMS,  INC.  *                       100           7,375
KOREA  THRUNET  COMPANY  LTD.  *                 640          43,440
LIFEMINDERS.COM,.  INC  *                         70           4,043
LYCOS,  INC.  *                                1,200          95,475
MACROMEDIA,  INC.  *                           2,600         190,125
MANUGISTICS  GROUP,  INC.  *                   1,100          35,544
MCAFEE.COM,  INC  *                              210           9,450
MEDIAPLEX,  INC.  *                               90           5,647
MEDICALOGIC,  INC  *                             130           2,730
MERCURY  INTERACTIVE  CORP.  *                   600          64,762
MICROSOFT  CORP.  *                           50,300       5,872,525
MICROSTRATEGY,  INC.  *                          400          84,000
NETWORK  ASSOCIATES,  INC.  *                    700          18,681
NETIQ  CORP.  *                                  100           5,206
OPEN  MARKET,  INC.  *                         4,600         207,575
ORACLE  CORP.  *                             103,300      11,576,056
PEGASUS  SYSTEMS,  INC.  *                       100           6,031
PEOPLESOFT,  INC.  *                             495          10,550
REALNETWORKS,  INC.  *                           700          84,219
SAP  AG  (ADR)                                   600          31,237
SIEBEL  SYSTEMS,  INC.  *                      4,900         411,600
SYMANTEC  CORP.  *                             2,900         170,013
SYNOPSYS,  INC.  *                               100           6,675
TANNING  TECHNOLOGY  CORP.  *                    200          11,788
TECNOMATIX  TECHNOLOGIES  LTD.  *                500          14,375
UNISYS  CORP.  *                                 300           9,580
USWEB  CORP.  *                                  100           4,444
VA  LINUX,  INC  *                               100          20,662
VERITAS  SOFTWARE  CORP.  *                   12,100       1,731,813
VERISIGN,  INC.  *                             9,500       1,813,906
                                                          32,844,140

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
DISTRIBUTORS-FOOD  &  HEALTH  -  0.0%
ALLSCRIPTS  PHARMACEUTICALS,  INC  *             200          $8,800
ANDRX  CORP.  *                                  100           4,231
                                                              13,031

ELECTRICAL  EQUIPMENT  -  0.8%
ELECTRO  SCIENTIFIC  INDS,  INC.  *              100           7,300
FLEXTRONICS  INTERNATIONAL  LTD.  *              200           9,200
SANMINA  CORP.  *                                100           9,987
SOLECTRON  CORP.  *                              500          47,563
SONY  CORP.  (ADR)                             3,300         939,675
                                                           1,013,725

ELECTRONICS-COMPONENT  DISTRIBUTER  -  0.8%
KYOCERA  CORP.  (JPY)                          4,200       1,089,361
SAGE,  INC.  *                                    60           1,163
VIRATA  CORP.  *                                  70           2,091
                                                           1,092,615

ELECTRONICS-INSTRUMENT  -  0.3%
AGILENT  TECHNOLOGIES,  INC  *                 1,190          92,001
CALIPER  TECHNOLOGIES  CORP,  NMS  *              70           4,673
CREDENCE  SYSTEMS  CORP.  *                      100           8,650
LTX  CORP.  *                                    400           8,950
OPTICAL  COATING  LABORATORY                     100          29,600
PE  CORP-PE  BIOSYSTEMS  GROUP                 1,700         204,531
THOMSON  MULTIMEDIA  (EUR)                       425          22,905
                                                             371,310

ELECTRONICS-SEMICONDUCTORS  -  8.9%
ALTERA  CORP.  *                              31,900       1,581,044
ANALOG  DEVICES  *                             6,600         613,800
APPLIED  MICRO  CIRCUITS  CORP.  *               200          25,450
ARM  HOLDINGS  PLC  (ADR)*                     9,500       1,819,250
ATMEL  CORP.  *                                2,400          70,950
BURR-BROWN  CORP.  *                             150           5,419
CONEXANT  SYSTEMS,  INC.  *                   16,700       1,108,462
E-TEK  DYNAMICS,  INC.  *                        700          94,238
JDS  UNIPHASE  CORP.  *                       27,200       4,387,700
MAXIM  INTEGRATED  PRODUCTS  *                   200           9,437
MICREL,  INC.  *                                 100           5,694
MICROCHIP  TECHNOLOGY,  INC.  *                  100           6,844
NATIONAL  SEMICONDUCTOR  CORP.  *              2,200          94,187
QLOGIC  CORP.  *                                 100          15,988
SDL,  INC.  *                                  1,700         370,600
SIPEX  CORP.  *                                  800          19,650
TEXAS  INSTRUMENTS,  INC.                      3,700         358,437
XILINX,  INC.  *                              19,400         882,094
                                                          11,469,244

ENGINEERING  &  CONSTRUCTION  -  0.0%
QUANTA  SERVICES,  INC.  *                       200           5,650

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
ENTERTAINMENT  -  0.1%
TIME  WARNER,  INC.                            2,100        $152,119

EQUIPMENT-SEMICONDUCTORS  -  1.7%
APPLIED  MATERIALS,  INC.  *                   9,700       1,228,869
ASM  LITHOGRAPHY  HOLDING  NV  *               2,000         227,500
LAM  RESEARCH  CORP.  *                        2,400         267,750
NOVELLUS  SYSTEMS,  INC.  *                    1,100         134,783
PHOTRONICS,  INC.  *                             100           2,863
TERADYNE,  INC.  *                             5,900         389,400
                                                           2,251,165

FINANCIAL  -  DIVERSIFIED  -  0.7%
AMERICAN  EXPRESS  COMPANY                     3,100         515,375
MORGAN  STANLEY  DEAN  WITTER  &  COMPANY      2,800         399,700
                                                             915,075

GAMING,LOTTERY  &  PARIMUTUAL  -  0.0%
HARRAH'S  ENTERTAINMENT,  INC.  *                200           5,288
TICKETS.COM,  INC.  *                            225           3,220
                                                               8,508

HEALTHCARE-DIVERSIFIED  -  1.4%
EBENX,  INC  *                                    50           2,262
GENENTECH,  INC  *                             7,600       1,022,200
GUIDANT  CORP.  *                                800          37,600
JOHNSON  &  JOHNSON                              400          37,250
KING  PHARMACEUTICALS,  INC.  *                  450          25,228
ORTHODONTIC  CENTERS  OF  AMERICA  *             200           2,388
SEPRACOR,  INC.  *                             4,600         456,262
TEVA  PHARMACEUTICAL  (ADR)                    2,700         193,556
UNITED  HEALTHCARE  CORP.                      2,100         111,563
                                                           1,888,309

INVESTMENT  BANKING  AND  BROKERAGE  -  0.2%
LEHMAN  BROTHERS  HOLDINGS,  INC.              3,000         254,062
WADDELL  &  REED  FINANCIAL,  INC.               100           2,713
                                                             256,775

LEISURE  TIME  -  PRODUCTS  -  0.0%
CALLAWAY  GOLF  COMPANY                          300           5,306
INTERNATIONAL  SPEEDWAY  CORP.                   200          10,075
                                                              15,381

LODGING-HOTELS  -  0.0%
FOUR  SEASONS  HOTELS,  INC.                     100           5,325
HILTON  HOTELS  CORP.                            225           2,166
STARWOOD HOTELS & RESORTS WORLDWIDE, INC.        100           2,350
                                                               9,841

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
MACHINERY-DIVERSIFIED  -  1.1%
SI  HANDLING  SYSTEMS,  INC.                   1,400         $13,344
MANNESMANN  AG  (EUR)                          6,000       1,447,561
                                                           1,460,905

MANUFACTURING-DIVERSIFIED  -  2.9%
BIOTECH  HOLDERS  TRUST  *                     5,200         746,200
CORNING,  INC.                                 2,800         361,025
FUTURELINK  CORP.  *                             900          23,400
HUTCHISON  WHAMPOA  (HKD)                     10,000         145,366
JABIL  CIRCUIT,  INC.  *                         100           7,300
PARTNER  COMMUNICATIONS  (ADR)  *              2,100          54,337
TYCO  INTERNATIONAL  LTD.                     63,200       2,456,900
                                                           3,794,528

METALS  MINING  -  0.2%
LEVEL  3  COMMUNICATIONS,  INC.  *             3,000         245,625

OFFICE  EQUIPMENT  &  SUPPLIES  -  0.0%
UNITED  STATIONERS,  INC.  *                     200           5,713

OIL  &  GAS-DRILL  &  EQUIPMENT'S  -  0.1%
ATWOOD  OCEANICS  *                              100           3,863
NOBLE  DRILLING  CORP.  *                      3,800         124,450
                                                             128,313

PAPER  &  FOREST  PRODUCTS  -  0.0%
SMURFIT-STONE  CONTAINER  CORP.  *               200           4,900

PERSONAL  CARE  -  0.0%
CARSON,  INC.  *                               4,000          13,000

PHOTOGRAPHY  &  IMAGING  -  0.0%
POLAROID  CORP.                                  300           5,644

POWER  PRODUCERS  -  INDEPENDENT  -  0.6%
CALPINE  CORP.  *                             12,600         806,400

RESTAURANTS  -  0.0%
BRINKER  INTERNATIONAL,  INC.  *                 100           2,400
CEC  ENTERTAINMENT,  INC.  *                     100           2,838
PAPA  JOHN'S  INTERNATIONAL,  INC.  *            100           2,606
                                                               7,844

RETAIL-BUILDING  SUPPLIES  -  1.8%
AUTONATION,  INC.  *                             400           3,700
COST  PLUS,  INC.  *                             200           7,125
FAST  RETAILING  CO.  (JPY)                      500         203,582
HOME  DEPOT,  INC.                            11,550         791,896
INSIGHT  ENTERPRISES,  INC.  *                   100           4,063
OFFICE  DEPOT,  INC.  *                        8,200          89,687
WAL-MART  STORES,  INC.                       17,700       1,223,513
WEBVAN  GROUP,  INC  *                           140           2,310
                                                           2,325,876

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
SERVICES-ADVERTISING  &  MARKETING  -  0.5%
CMGI,  INC.  *                                   600        $166,125
LAMAR  ADVERTISING  CO.  *                       100           6,056
OMNICOM  GROUP                                 4,500         450,000
WOMEN.COM  NETWORKS,  INC.  *                    300           4,275
                                                             626,456

SERVICES-COMMERCIAL  &  CONSUMER  -  0.7%
CENDANT  CORP.  *                             19,900         528,594
FREEMARKETS,  INC.  *                             40          13,652
LEARNING  TREE  INTERNATIONAL  *               5,700         159,600
MIPS  TECHNOLOGIES,  INC.  *                     100           5,200
PROFESSIONAL  DETAILING,  INC.  *                100           2,994
TELETECH  HOLDINGS,  INC.  *                   7,600         256,144
                                                             966,184

SERVICES-COMPUTER  SYSTEMS  -  0.2%
CSG  SYSTEMS  INTERNATIONAL  *                 3,100         123,613
COMPUTER  SCIENCES  CORP.  *                   1,900         179,787
F  SECURE  OYJ  (EUR)                             75           2,191
KEANE,  INC.  *                                  200           6,350
                                                             311,941

SERVICES-DATA  PROCESS  -  0.1%
AGENCY.COM,  INC.  *                             100           5,100
CHECKFREE  HOLDINGS  CORP.  *                    100          10,450
CONCORD  EFS,  INC.  *                           200           5,150
DIGIMARC  CORP  *                                500          25,000
FIRST  DATA  CORP.                             1,400          69,037
HARRIS  INTERACTIVE,  INC.  *                     80           1,045
THUS  (GBP)                                    5,340          33,726
WIRELESS  FACILITIES,  INC.  *                    70           3,055
                                                             152,563

TELECOMMUNICATION-CELL  &  WIRELESS  -  9.4%
AIRGATE  PCS,  INC  *                            200          10,550
CENTENNIAL  CELLULAR  CORP.  *                   100           8,287
CHINA  TELECOM  (HKD)                         93,600         583,984
COMMNET  CELLULAR,  INC.  *                      200           6,425
MICROCELL  TELECOMMUNICATIONS  *                 700          23,013
NEXTEL  COMMUNICATIONS,  INC.  *              14,900       1,536,562
NTT  MOBILE  COMMUNICATIONS  (JPY)                32       1,230,890
OMNIPOINT  CORP.  *                           13,400       1,616,375
POWERWAVE  TECHNOLOGIES,  INC.  *                100           5,838
POWERTEL,  INC.  *                             2,300         230,862
PRICE  COMMUNICATIONS  CORP.  *                  200           5,563
SONERA  OYJ  (EUR)                            29,300       2,008,519
SPRINT  CORP.  *                              17,700       1,814,250
US  CELLULAR  CORP.  *                           100          10,094
VOICESTREAM  WIRELESS  CORP.  *               15,300       2,177,381
WESTERN  WIRELESS  *                          12,700         847,725
                                                          12,116,318

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
TELECOMMUNICATION-LONG  DISTANCE  -  3.8%
ADELPHIA  BUSINESS  SOLUTIONS,  INC.  *          300         $14,400
BCE  INC.                                      2,100         189,394
DDI  CORP.  (JPY)                                 55         753,646
GLOBAL  CROSSING  LTD.  *                      5,500         275,000
GLOBAL  TELESYSTEMS  GROUP,  INC.  *           3,000         103,875
ITC  DELTACOM,  INC.  *                          200           5,525
MCI  WORLDCOM,  INC.  *                       48,000       2,547,000
PRIMUS  TELECOMMUNICATIONS  GP  *              7,600         290,700
QWEST  COMMUNICATIONS  INTERNATIONAL  *       11,700         503,100
TALK.COM,  INC.  *                             2,500          44,375
TELECORP  PCS,  INC.  *                          190           7,220
TELEFONOS  DE  MEXICO  (ADR)                   1,500         168,750
TIME  WARNER  TELECOM,  INC.  *                  200           9,987
TRITEL,  INC  *                                  140           4,436
                                                           4,917,408

TELEPHONE  -  1.0%
COLT  TELECOM  GROUP  (GBP)                    6,900         356,212
HIKARI  TSUSHIN,  INC.  (JPY)                    200         401,292
NTT  CORP.  (JPY)                                 19         325,437
TELEPHONE  &  DATA  SYSTEMS  INC.              1,600         201,600
TELEFONICA  PUBLICIDAD  INFORMACIA  (EUR)        500          21,658
                                                           1,306,199

TOTAL  EQUITY  SECURITIES  (COST  $84,219,818)           124,294,177


U.  S.  GOVERNMENT  AGENCIES              PRINCIPAL
AND  INSTRUMENTALITIES  -  3.7%              AMOUNT
FEDERAL  HOME  LOAN  MORTGAGE DISCOUNT NOTES, 1.50%, 1/3/00.
                                          $4,800,000       4,799,600

     TOTAL  U.  S.  GOVERNMENT  AGENCIES  AND  INSTRUMENTALITIES
     (COST  $4,799,400)                                    4,799,600


TOTAL INVESTMENTS (COST $89,019,218) - 100.8%            129,093,777
OTHER  ASSETS  AND LIABILITIES, NET - (0.8%)             (1,053,500)
          NET  ASSETS  -  100%                          $128,040,277



SEE NOTES TO PORTFOLIOS OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

RESEARCH  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
DECEMBER  31,  1999

EQUITY  SECURITIES  -  97.0%                  SHARES           VALUE
AEROSPACE/DEFENSE  -  0.8%
GENERAL  DYNAMICS  CORP.                       3,800        $200,450

AUTO  PARTS  &  EQUIPMENT  -  0.3%
FEDERAL-MOGUL  CORP.                           3,800          76,475

BANKS  -  MAJOR  REGIONAL  -  2.6%
BANK  OF  AMERICA CORP.                        2,600         130,488
     BANK OF IRELAND (EUR) *                  20,300         161,549
     BANK  ONE  CORP.                          3,100          99,393
CHASE  MANHATTAN  CORP.                        1,600         124,300
U.S.  BANCORP  INVESTMENTS,  INC.              4,400         104,775
WELLS  FARGO  CO.                              1,600          64,700
                                                             685,205

BROADCAST  -  2.4%
CBS  CORP.     *                               2,600         166,236
COMCAST  CORP.                                 2,800         141,575
ECHOSTAR  COMMUNICATIONS  CORP.  *               900          87,750
INFINITY  BROADCASTING  CORP.  *               6,025         218,030
                                                             613,591

CHEMICALS  -  SPECIALTY  -  0.2%
CAMBREX  CORP.                                 1,900          65,431

COMMUNICATIONS  EQUIPMENT  -  3.6%
GENERAL  INSTRUMENT  CORP.  *                    300          25,500
MOTOROLA,  INC.                                3,900         574,275
NORTEL  NETWORKS  CORP.                        3,300         333,300
                                                             933,075

COMPUTERS  -  HARDWARE  -  5.6%
ANCOR  COMMUNICATIONS,  INC.  *                  175          11,878
EMC  CORP.  *                                  4,000         437,000
HEWLETT-PACKARD  CO.                           1,100         125,331
INTERNATIONAL  BUSINESS  MACHINES  CORP.         400          43,200
SEAGATE  TECHNOLOGY,  INC.  *                  3,000         139,688
SUN  MICROSYSTEMS,  INC.  *                    9,000         696,937
                                                           1,454,034

COMPUTERS  -  SOFTWARE  &  SERVICES  -  18.2%
AMERICA  ONLINE,  INC.  *                      2,100         158,419
ARIBA,  INC.     *                               400          70,950
BEA  SYSTEMS,  INC.  *                           400          27,975
BMC  SOFTWARE,  INC.  *                        4,000         319,750
CISCO  SYSTEMS,  INC.  *                       7,600         814,150
CITRIX  SYSTEMS,  INC.  *                        900         110,700
COMPUTER  ASSOCIATES  INTERNATIONAL,  INC.     2,300         160,856
COMPUWARE  CORP.  *                            5,300         197,425

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
COMPUTERS  -  SOFTWARE  &  SERVICES  -  CONT'D
LIBERATE  TECHNOLOGIES  *                        500        $128,500
MACROMEDIA,  INC.  *                             700          51,187
MICROSOFT  CORP.  *                           10,400       1,214,201
ORACLE  CORP.  *                               6,000         672,375
PHONE.COM,  INC.  *                              200          23,188
SYNOPSYS,  INC.  *                               300          20,025
VERISIGN,  INC.  *                             1,300         248,219
VERITAS  SOFTWARE  CORP.  *                    3,600         515,250
                                                           4,733,170

CONSUMABLES  -  2.8%
ANHEUSER-BUSCH  COS.,  INC.                    4,100         290,588
MCDONALD'S  CORP.                              5,400         217,688
NABISCO  HOLDINGS  CORP.                       3,400         107,525
QUAKER  OATS  CO.                              1,000          65,625
RALSTON  PURINA  GROUP                         1,500          41,812
                                                             723,238

CONTAINERS  -  0.4%
OWENS-ILLINOIS,  INC.  *                       4,300         107,769

ELECTRIC  COMPANIES  -  0.6%
CMS  ENERGY  CORP.                             2,500          77,969
TEXAS  UTILITIES  CO.                          2,400          85,350
                                                             163,319

ELECTRICAL  EQUIPMENT  -  2.8%
DII  GROUP,  INC.  *                           1,000          70,969
GENERAL  ELECTRIC  CO.                         1,500         232,125
     HITACHI,  LTD.  (JPY)                    11,400         182,989
     OAK  INDUSTRIES,  INC.  *                 1,400         148,575
SCI  SYSTEMS, INC. *                             800          65,750
     SPX CORP.     *                             300          24,244
                                                             724,652

ELECTRONICS  -  6.5%
ANALOG  DEVICES,  INC.  *                      8,200         762,600
FLEXTRONICS  INTERNATIONAL  LTD.  *            2,200         101,200
INTEL  CORP.                                   1,400         115,238
LSI  LOGIC  CORP.  *                           8,600         580,500
MICRON  TECHNOLOGY,  INC.  *                   1,500         116,625
                                                           1,676,163

ENTERTAINMENT  -  1.4%
TIME  WARNER,  INC.                            5,000         362,188

FINANCIAL  -  DIVERSIFIED  -  3.7%
ASSOCIATES  FIRST  CAPITAL  CORP.              4,100         112,494
CAPITAL  ONE FINANCIAL CORP.                   2,500         120,469
CITIGROUP, INC.                                5,000         277,811
FEDERAL  HOME  LOAN  MORTGAGE  CORP.           1,900          89,419
MORGAN  STANLEY  DEAN  WITTER  &  CO.            700          99,925
ORIX  CORP.  (JPY)  *                            500        $112,655

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
FINANCIAL  -  DIVERSIFIED  -  CONT'D
PROVIDIAN  FINANCIAL  CORP.                    1,700        $154,806
                                                             967,579

HEALTHCARE  -  7.2%
AMERICAN HOME PRODUCTS CORP.                   9,500         374,656
ASTRAZENECA GROUP,  PLC  (GBP)                 4,100         170,337
BOSTON  SCIENTIFIC  CORP.  *                   3,900          85,313
BRISTOL-MYERS  SQUIBB  CO.                     4,000         256,750
GUIDANT CORP. *                                4,400         206,800
MEDTRONIC, INC.                                6,400         233,200
PHARMACIA  &  UPJOHN,  INC.                    6,200         279,000
UNITED  HEALTHCARE  CORP.                      2,800         148,750
VISX,  INC.  *                                 1,900          98,325
                                                           1,853,131

HOUSEHOLD  PRODUCTS  -  3.1%
CLOROX  CO.                                    3,800         191,425
COLGATE-PALMOLIVE  CO.                         4,100         266,500
DIAL  CORP.                                    5,700         138,581
PROCTER  &  GAMBLE  CO.                        2,000         219,125
                                                             815,631

INSURANCE  -  4.1%
AMERICAN  INTERNATIONAL  GROUP,  INC.          2,600         281,125
AON  CORP.                                     1,000          40,000
CIGNA  CORP.                                   2,900         233,631
HARTFORD FINANCIAL SERVICES GROUP, INC.        2,700         127,913
LINCOLN  NATIONAL  CORP.                       4,100         164,000
MARSH  &  MCLENNAN  COS.,  INC.                1,000          95,688
RELIASTAR  FINANCIAL  CORP.                    3,000         117,562
                                                           1,059,919

INVESTMENT  BANKING  -  0.9%
AXA  FINANCIAL,  INC.                          5,700         193,088
MERRILL  LYNCH  &  CO.                           600          50,100
                                                             243,188

LODGING  -  0.5%
CARNIVAL  CORP.                                2,700         129,094

MACHINERY  -  DIVERSIFIED  -  1.1%
DEERE  &  CO.                                  1,200          52,050
INGERSOLL-RAND  CO.                              600          33,038
MANNESMANN  AG  (EUR)  *                         800         193,008
                                                             278,096

MANUFACTURING  -  DIVERSIFIED  -  4.5%
CORNING,  INC.                                 1,500         193,406
DANAHER  CORP.                                 4,200         202,650
HONEYWELL  INTERNATIONAL,  INC.                  262          15,114
TYCO  INTERNATIONAL  LTD.                     13,000         505,375
UNITED  TECHNOLOGIES CORP.                     3,700         240,500
                                                           1,157,045

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
MEDICAL  -  DRUGS  -  0.2%
SANOFI-SYNTHELABO  (EUR)  *                    1,000         $41,644

NATURAL  GAS  -  0.3%
COLUMBIA  ENERGY  GROUP                        1,300          82,225

OFFICE  EQUIPMENT  &  SUPPLIES  -  0.1%
TRINTECH  GROUP,  PLC  (ADR)  *                  700          34,650

OIL  -  4.6%
ATLANTIC  RICHFIELD  CO.                         800          69,200
BP  AMOCO,  PLC  (ADR)                         3,300         195,731
CONOCO,  INC.                                 12,400         308,450
EXXON  MOBIL  CORP.                            4,764         383,800
TOTAL  FINA  SA  (ADR)                           400          27,700
TOTAL  FINA  (EUR)  *                          1,500         200,211
                                                           1,185,092

OIL  &  GAS  -  1.4%
COOPER  CAMERON  CORP.  *                      1,400          68,513
DEVON  ENERGY  CORP.                           1,000          32,875
EOG  RESOURCES,  INC.                          3,800          66,736
NOBLE  DRILLING  CORP.  *                      2,600          85,150
TRANSOCEAN  SEDCO  FOREX,  INC.                3,300         111,169
                                                             364,443

PAPER  &  FOREST  PRODUCTS  -  0.6%
ABITIBI-CONSOLIDATED,  INC.                    2,000          23,750
BOWATER,  INC.                                 2,400         130,350
                                                             154,100

PHOTOGRAPHY/IMAGING  -  0.2%
POLAROID  CORP.                                2,600          48,913

POWER  -  PRODUCERS  -  0.3%
AES  CORP.     *                               1,200          89,700

PUBLISHING  -  0.9%
TRIBUNE  CO.                                   4,100         225,756

RETAIL  -  6.1%
COSTCO  WHOLESALE  CORP.  *                    1,600         146,000
CVS  CORP.                                     6,400         255,600
GAP,  INC.                                     1,700          78,200
KROGER  CO.     *                              6,100         115,137
OFFICE  DEPOT,  INC.  *                        7,900          86,406
RITE  AID  CORP.                                 600           6,713
SAFEWAY,  INC.  *                              9,200         327,175
TANDY  CORP.                                   1,100          54,106
TJX  COMPANIES,  INC.                          4,000          81,750
WAL-MART  STORES,  INC.                        6,300         435,487
                                                           1,586,574

EQUITY  SECURITIES  -  CONT'D                  SHARES          VALUE
SERVICE  -  0.1%
CENDANT  CORP.  *                               1,000        $26,563
FREEMARKETS,  INC.  *                              10          3,413
                                                              29,976

SERVICES  -  DATA  PROCESS  -  0.5%
DIGIMARC  CORP.  *                                 70          3,500
FIRST  DATA CORP.                               2,300        113,419
                                                             116,919

TELECOMMUNICATIONS  -  4.9%
MCI  WORLDCOM,  INC. *                          7,650        405,928
SPRINT CORP. (FON GROUP)                        3,500        235,594
SPRINT  CORP.  (PCS GROUP) *                    6,200        635,500
                                                           1,277,022

TELECOMMUNICATIONS  -  EQUIPMENT  -  0.2%
ERICSSON  LM  (SEK)  *                            900         57,856

TELECOMMUNICATIONS  -  LONG  DISTANCE  -  0.9%
NIPPON  TELEGRAPH  &  TELEPHONE  CORP.  (JPY)      13        222,668

TELEPHONE  -  2.4%
BELL  ATLANTIC  CORP.                           6,300        387,844
GTE  CORP.                                      1,000         70,562
SBC  COMMUNICATIONS,  INC.                      3,300        160,875
                                                             619,281

     TOTAL  EQUITY  SECURITIES  (COST  $22,074,728)       25,159,262

U.S.  GOVERNMENT  AGENCIES                 PRINCIPAL
AND  INSTRUMENTALITIES  -  3.2%               AMOUNT
FEDERAL HOME LOAN MORTGAGE CORP., 1.50%, 1/3/00
                                             $835,000        834,930

     TOTAL  U.S.  GOVERNMENT  AGENCIES  AND  INSTRUMENTALITIES
     (COST  $834,930)                                        834,930

TOTAL  INVESTMENTS  (COST  $22,909,658)  -  100.2%        25,994,192
OTHER  ASSETS  AND  LIABILITIES,  NET  -  (0.2%)            (65,314)
          NET  ASSETS  -  100%                           $25,928,878

SEE NOTES TO PORTFOLIOS OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

GROWTH  WITH  INCOME  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
DECEMBER  31,  1999

EQUITY  SECURITIES  -  98.8%                  SHARES           VALUE
AEROSPACE  /  DEFENSE  -  0.8%
BOEING  CO.                                    1,200         $49,875
GENERAL  DYNAMICS  CORP.                       4,000         211,000
                                                             260,875

AUTO  PARTS  &  EQUIPMENT  -  0.4%
FEDERAL-MOGUL  CORP.                           1,600          32,200
TRW,  INC.                                     2,200         114,263
                                                             146,463

AUTOMOBILES  -  0.2%
FORD  MOTOR  COMPANY                           1,600          85,500

BANKS  -  MAJOR  REGIONAL  -  5.4%
BANK  OF  IRELAND  (EUR)  *                   13,800         109,821
BANK  ONE  CORP.                               4,300         137,869
COMERICA,  INC.                                1,300          60,694
NATIONAL  CITY  CORP.                          2,400          56,850
NORTHERN  TRUST  CORP.                         6,600         349,800
STATE  STREET  CORP.                           5,400         394,537
U.S.  BANCORP                                 11,000         261,938
WELLS  FARGO  COMPANY                         12,300         497,381
                                                           1,868,890

BANKS  -  MONEY  CENTER  -  0.7%
BANK  OF  AMERICA  CORP.                       5,100         255,956

BEVERAGES  -  ALCOHOLIC  -  0.9%
ANHEUSER-BUSCH  COMPANIES,  INC.               4,300         304,762

BEVERAGES  -  NON-ALCOHOLIC  -  0.2%
COCA-COLA  CO.                                   500          29,125
PEPSICO,  INC.                                 1,100          38,775
                                                              67,900

CHEMICALS  -  0.5%
DU  PONT  (E.I.)  DE  NEMOURS                    500          32,938
AKZO  NOBEL  NV  (EUR)                         2,600         130,432
                                                             163,370

COMMUNICATIONS  EQUIPMENT  -  4.4%
GENERAL  INSTRUMENT  CORP.  *                  1,400         119,000
LUCENT  TECHNOLOGIES,  INC.                    3,400         254,363
MOTOROLA,  INC.                                3,800         559,550
NOKIA  OYJ  (ADR)                                900         171,000
NORTEL  NETWORKS  CORP.                        4,100         414,100
                                                           1,518,013

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
COMPUTERS  -  HARDWARE  -  3.5%
HEWLETT-PACKARD  CO.                           3,700        $421,569
INTERNATIONAL  BUSINESS  MACHINES  CORP.       3,700         399,600
SUN  MICROSYSTEMS,  INC.  *                    5,000         387,188
                                                           1,208,357

COMPUTERS  -  NETWORKING  -  1.3%
CISCO  SYSTEMS,  INC.  *                       4,100         439,212

COMPUTERS  -  SOFTWARE  &  SERVICES  -  7.3%
BMC  SOFTWARE,  INC.  *                        1,500         119,906
COMPUTER  ASSOCIATES  INTERNATIONAL,  INC.     6,300         440,606
MICROSOFT  CORP.  *                           13,100       1,529,425
ORACLE  CORP.  *                               3,900         437,044
                                                           2,526,981

CONSUMER  FINANCE  -  0.3%
PROVIDIAN  FINANCIAL  CORP.                    1,100         100,169

ELECTRIC  COMPANIES  -  3.8%
CMS  ENERGY  CORP.                             4,000         124,750
DUKE  ENERGY  CORP.                            3,300         165,413
FIRSTENERGY  CORP.                             3,400          77,138
GPU,  INC.                                     2,600          77,837
NISOURCE,  INC.                                4,200          75,075
PECO  ENERGY  CO.                              7,600         264,100
PINNACLE  WEST  CAPITAL  CORP.                 3,800         116,137
TEXAS  UTILITIES  CO.:
     COMMON  STOCK                             7,900         280,944
     PREFERRED  STOCK                            500          19,125
UNICOM  CORP.                                  3,400         113,900
                                                           1,314,419

ELECTRICAL  EQUIPMENT  -  4.8%
EMERSON  ELECTRIC  CO.                         4,000         229,500
GENERAL  ELECTRIC  CO.                         8,400       1,299,900
HITACHI,  LTD.  (JPY)                          8,200         131,624
                                                           1,661,024

ELECTRONICS  -  COMPONENT  DISTRIBUTION  -  0.2%
GRAINGER  (W.W.),  INC.                        1,200          57,375

ELECTRONICS  -  INSTRUMENTS  -  0.0%
AGILENT TECHNOLOGIES, INC *                      200          15,463

ELECTRONICS  -  SEMICONDUCTORS  -  3.1%
INTEL  CORP.                                   9,900         814,894
NATIONAL  SEMICONDUCTOR  CORP.  *              3,300         141,281
STMICROELECTRONICS  N.V.                         700         106,006
                                                           1,062,181

ENTERTAINMENT  -  1.4%
TIME  WARNER,  INC.                            6,800         492,575

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
FINANCIAL  -  DIVERSIFIED  -  2.2%
AMERICAN  EXPRESS  COMPANY                     1,200        $199,500
ASSOCIATES  FIRST  CAPITAL  CORP.              1,800          49,387
CITIGROUP,  INC.                               4,600         255,588
FEDERAL  HOME  LOAN  MORTGAGE  CORP.           5,900         277,669
                                                             782,144

FOODS  -  2.3%
BESTFOODS                                      2,700         141,919
NABISCO  HOLDINGS  CORP.                       2,800          88,550
NESTLE  SA  (CHF)                                 94         172,202
QUAKER  OATS  CO.                              4,000         262,500
RALSTON  PURINA  GROUP                         4,700         131,013
                                                             796,184

HEALTHCARE  -  DIVERSIFIED  -  3.4%
AMERICAN  HOME  PRODUCTS  CORP.                7,000         276,062
BRISTOL-MYERS  SQUIBB  CO.                     7,700         494,244
JOHNSON  &  JOHNSON                            2,500         232,812
WARNER-LAMBERT  CO.                            2,300         188,456
                                                           1,191,574

HEALTHCARE  -  DRUG-MAJOR  PHARMACEUTICAL  -  2.7%
ASTRAZENECA  GROUP,  PLC  (GBP)                3,100         128,791
PHARMACIA  &  UPJOHN,  INC.                    6,700         301,500
PFIZER,  INC.                                  9,600         311,400
SCHERING-PLOUGH  CORP.                         4,400         185,625
                                                             927,316

HEALTHCARE  -  MANAGED  CARE  -  0.5%
UNITED  HEALTHCARE  CORP.                      3,400         180,625

HEALTHCARE  -  MEDICAL  PRODUCTS  &  SUPPLIES  -  2.4%
BAUSCH  &  LOMB,  INC.                         1,900         130,031
GUIDANT  CORP.  *                              3,600         169,200
MEDTRONIC,  INC.                              14,800         539,275
                                                             838,506

HOUSEHOLD  PRODUCTS  -  NON-DURABLE  -  3.4%
CLOROX  CO.                                    3,300         166,237
COLGATE-PALMOLIVE  CO.                         5,700         370,500
PROCTER  &  GAMBLE  CO.                        6,000         657,375
                                                           1,194,112

INSURANCE  -  LIFE  &  HEALTH  -  1.4%
AXA  (EUR)  *                                  1,100         153,359
LINCOLN  NATIONAL  CORP.                       6,000         240,000
TORCHMARK  CORP.                               3,700         107,531
                                                             500,890

INSURANCE  -  MULTI-LINE  -  2.5%
AMERICAN  INTERNATIONAL  GROUP                 3,400         367,625
HARTFORD  FINANCIAL  SERVICES                 10,800         511,650
                                                             879,275

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
INSURANCE  -  PROPERTY  &  CASUALTY  -  0.4%
ALLSTATE  CORP.                                2,000         $48,000
MBIA,  INC.                                    1,900         100,344
                                                             148,344

INSURANCE  BROKERS  -  0.5%
MARSH  &  MCLENNAN  COS.                       1,800         172,237

INVESTMENT  BANKING  /  BROKERAGE  -  0.4%
AXA  FINANCIAL,  INC.                          3,600         121,950

LODGING  -  HOTELS  -  0.2%
CARNIVAL  CORP.                                1,400          66,937

MACHINERY  -  DIVERSIFIED  -  1.7%
DEERE  &  CO.                                  3,000         130,125
MANNESMANN  AG  (EUR)                          1,900         458,394
                                                             588,519

MANUFACTURING  -  DIVERSIFIED  -  4.7%
CORNING  INC.                                  2,900         373,919
HONEYWELL  INTERNATIONAL,  INC.                3,900         224,981
TYCO  INTERNATIONAL,  LTD.                     6,500         252,687
UNITED  TECHNOLOGIES  CORP.                   12,000         780,000
                                                           1,631,587

NATURAL  GAS  -  0.4%
COASTAL  CORP.                                 4,300         152,381

OIL  &  GAS  -  EXPLORATION  &  PRODUCTION  -  0.3%
UNOCAL  CORP.                                  3,600         120,825

OIL  -  DOMESTIC  INTEGRATED  -  0.8%
CONOCO,  INC.                                  9,300         231,338
USX-MARATHON  GROUP,  INC.                     2,000          49,375
                                                             280,713

OIL  -  INTERNATIONAL  INTEGRATED  -  5.1%
BP  AMOCO  PLC  (ADR)                         11,500         682,094
CHEVRON  CORP.                                 1,700         147,262
EXXON  MOBIL  CORP.                           11,812         951,604
                                                           1,780,960

PERSONAL  CARE  -  0.4%
GILLETTE  COMPANY                              3,300         135,919

PUBLISHING  -  NEWSPAPERS  -  3.3%
GANNETT,  CO.,  INC.                           4,000         326,250
NEW  YORK  TIMES  CO.                          6,600         324,225
TRIBUNE  CO.                                   8,700         479,044
                                                           1,129,519

RAILROADS  -  0.4%
CANADIAN  NATIONAL  RAILWAY  CO.               5,519         145,219

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
RESTAURANTS  -  0.6%
MCDONALD'S  CORP.                              4,800        $193,500

RETAIL  -  BUILDING  SUPPLIES  -  0.8%
HOME  DEPOT,  INC.                             4,050         277,678

RETAIL  -  DRUG  STORES  -  0.9%
CVS  CORP.                                     8,100         323,494

RETAIL  -  FOOD  CHAINS  -  2.5%
KROGER  CO.  *                                19,900         375,613
SAFEWAY,  INC.  *                             13,400         476,537
                                                             852,150

RETAIL  -  GENERAL  MERCHANDISE  -  3.0%
DAYTON-HUDSON  CORP.                           3,900         286,406
WAL-MART  STORES,  INC.                       10,700         739,638
                                                           1,026,044

RETAIL  -  SPECIALTY  APPAREL  -  0.7%
FAST  RETAILING  CO.,  LTD.  (JPY)               200          81,433
TJX  COMPANIES,  INC.                          8,700         177,806
                                                             259,239

SERVICES  -  COMMERCIAL  &  CONSUMER  -  0.7%
CINTAS  CORP.                                  2,300         122,188
REUTERS  GROUP  PLC  (ADR)                     1,500         121,219
                                                             243,407

SERVICES  -  COMPUTER  SYSTEMS  -  0.8%
COMPUTER  SCIENCES  CORP.  *                   3,000         283,875

SERVICES  -  DATA  PROCESSING  -  1.7%
DST  SYSTEMS,  INC.  *                         2,900         221,306
FIRST  DATA  CORP.                             7,200         355,050
                                                             576,356

TELECOMMUNICATIONS  -  CELL  /  WIRELESS  -  0.4%
SPRINT  CORP.  (PCS  GROUP)  *                 1,300         133,250

TELECOMMUNICATIONS  -  LONG  DISTANCE  -  3.2%
AT&T  CORP.                                    4,000         203,000
MCI  WORLDCOM,  INC.  *                        9,150         485,522
SPRINT  CORP.  (FON  GROUP)                    5,200         350,025
NIPPON  TELEGRAPH  &  TELEPHONE  CORP.  (JPY)      5          85,641
                                                           1,124,188

TELEPHONE  -  4.4%
ALLTEL  CORP.                                  2,100         173,644
BELL  ATLANTIC  CORP.                         11,000         677,187
BELLSOUTH  CORP.                               1,900          88,944
BROADWING,  INC.                               3,800         140,125
SBC  COMMUNICATIONS,  INC.                     8,900         433,875
                                                           1,513,775

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
TRUCKERS  -  0.5%
KONINKLIJKE  KPN  NV  (EUR)                    1,400        $136,657
UNITED  PARCEL  SERVICE,  INC.                   770          53,130
                                                             189,787

     TOTAL  EQUITY  SECURITIES  (COST  $32,805,128)       34,311,964

                                          PRINCIPAL
CORPORATE  SECURITIES  -  0.5%               AMOUNT
BELL ATLANTIC FINANCIAL SERVICES, INC., 4.25%, 9/15/05
                                             $44,800          55,686
NTL,  INC.,  5.75%,  12/15/09                100,000         109,942

     TOTAL  CORPORATE  SECURITIES  (COST  $146,889)          165,628

DISCOUNT  NOTES  -  0.7%
FEDERAL HOME LOAN MORTGAGE, 1.5%, 1/3/00     260,000         259,978

     TOTAL  DISCOUNT  NOTES  (COST  $259,978)                259,978

TOTAL  INVESTMENTS  (COST  $33,211,995)  -  100.0%        34,737,570
          OTHER  ASSETS  AND  LIABILITIES,  NET  -  0.0%       4,541
          NET  ASSETS  -  100%                           $34,742,111






SEE NOTES TO PORTFOLIOS OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

INDEX  500  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
DECEMBER  31,  1999

EQUITY  SECURITIES  -  97.3%                  SHARES           VALUE
AEROSPACE  /  DEFENSE  -  0.5%
BOEING  CO.                                   15,300        $635,906
GENERAL  DYNAMICS  CORP.                       3,300         174,075
GOODRICH  (B.F.)  CO.                          1,700          46,750
LOCKHEED  MARTIN  CORP.                        6,400         140,000
NORTHROP  GRUMMAN  CORP.                       1,100          59,469
                                                           1,056,200

AGRICULTURAL  PRODUCTS  -  0.1%
ARCHER-DANIELS-MIDLAND  CO.                    9,600         117,000

AIRLINES  -  0.2%
AMR  CORP.  *                                  2,400         160,800
DELTA  AIR  LINES,  INC.                       2,200         109,588
SOUTHWEST  AIRLINES                            8,300         134,356
US  AIRWAYS  GROUP,  INC.  *                   1,200          38,475
                                                             443,219

ALUMINUM  -  0.3%
ALCAN  ALUMINIUM,  LTD.                        3,600         148,275
ALCOA,  INC.                                   6,000         498,000
REYNOLDS  METALS  CO.                          1,000          76,625
                                                             722,900

AUTO  PARTS  &  EQUIPMENT  -  0.2%
COOPER  TIRE  &  RUBBER                        1,300          20,231
DANA  CORP.                                    2,700          80,831
DELPHI  AUTOMOTIVE  SYSTEMS  CORP.             9,100         143,325
GENUINE  PARTS  CO.                            2,800          69,475
GOODYEAR  TIRE  &  RUBBER  CO.                 2,500          70,469
SNAP-ON,  INC.                                 1,000          26,563
TRW,  INC                                      2,000         103,875
                                                             514,769

AUTOMOBILES  -  0.9%
FORD  MOTOR  CO.                              20,100       1,074,094
GENERAL  MOTORS  CORP.                        10,500         763,219
                                                           1,837,313

BANKS  -  MAJOR  REGIONAL  -  3.2%
AMSOUTH  BANCORP.                              6,400         123,600
BANK  OF  NEW  YORK  CO.,  INC.               12,100         484,000
BANK  ONE  CORP.                              18,800         602,775
BB&T  CORP.                                    5,400         147,825
COMERICA,  INC.                                2,500         116,719
FIFTH  THIRD  BANCORP                          5,200         381,550
FIRSTAR  CORP.                                16,000         338,000
FLEET  BOSTON  FINANCIAL  CORP.               15,400         536,112
HUNTINGTON  BANCSHARES                         3,600          85,950

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
BANKS  -  MAJOR  REGIONAL  -  CONT'D
KEYCORP                                        7,300        $161,513
MELLON  FINANCIAL  CORP.                       8,300         282,719
NATIONAL  CITY  CORP.                         10,000         236,875
NORTHERN  TRUST  CORP.                         3,600         190,800
OLD  KENT  FINANCIAL  CORP.                    1,900          67,212
PNC  BANK  CORP.                               4,800         213,600
REGIONS  FINANCIAL  CORP.                      3,400          85,425
REPUBLIC  NEW  YORK  CORP.                     1,700         122,400
SOUTHTRUST  CORP.                              2,700         102,094
STATE  STREET  CORP.                           2,600         189,962
SUMMIT  BANCORP                                2,900          88,813
SUNTRUST  BANKS,  INC.                         5,200         357,825
SYNOVUS  FINANCIAL  CORP.                      4,400          87,450
U.S.  BANCORP                                 11,900         283,369
UNION  PLANTERS  CORP.                         2,300          90,706
WACHOVIA  CORP.                                3,300         224,400
WELLS  FARGO  CO.                             27,400       1,107,987
                                                           6,709,681

BANKS  -  MONEY  CENTER  -  1.6%
BANK  OF  AMERICA  CORP.                      28,400       1,425,325
CHASE  MANHATTAN  CORP.                       13,700       1,064,319
FIRST  UNION  CORP.                           16,200         531,562
J.P.  MORGAN  &  CO.                           2,900         367,213
                                                           3,388,419

BEVERAGES  -  ALCOHOLIC  -  0.3%
ANHEUSER-BUSCH  COMPANIES,  INC.               7,600         538,650
BROWN-FORMAN  CORP.                            1,100          62,975
COORS  (ADOLPH)                                  600          31,500
                                                             633,125

BEVERAGES  -  NON-ALCOHOLIC  -  1.6%
COCA-COLA  CO.                                40,500       2,359,125
COCA-COLA  ENTERPRISES                         7,000         140,875
PEPSICO,  INC.                                24,300         856,575
                                                           3,356,575

BIOTECHNOLOGY  -  0.5%
AMGEN,  INC.  *                               17,000       1,021,063

BROADCAST  -  TELEVISION,  RADIO,  CABLE  -  1.3%
CBS  CORP.  *                                 12,772         816,610
CLEAR  CHANNEL  COMMUNICATIONS  *              5,700         508,725
COMCAST  CORP.                                12,600         637,088
MEDIAONE  GROUP,  INC.  *                     10,200         783,487
                                                           2,745,910

BUILDING  MATERIALS  -  0.1%
ARMSTRONG  WORLD  INDUSTRIALS,  INC.             600          20,025
MASCO  CORP.                                   7,300         185,238
OWENS  CORNING                                   900          17,381
                                                             222,644

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
CHEMICALS  -  1.5%
AIR  PRODUCTS  &  CHEMICALS,  INC.             3,600        $120,825
DOW  CHEMICAL  CO.                             3,600         481,050
DU  PONT  (E.I.)  DE  NEMOURS                 17,400       1,146,225
EASTMAN  CHEMICAL  CO.                         1,300          61,994
ECOLAB,  INC.                                  2,100          82,163
ENGELHARD  CORP.                               2,000          37,750
FMC  CORP.  *                                    500          28,656
GREAT  LAKES  CHEMICAL  CORP.                    900          34,369
HERCULES,  INC.                                1,700          47,387
INTERNATIONAL  FLAVORS  &  FRAGRANCES          1,600          60,400
MONSANTO  CO                                  10,700         381,188
PPG  INDUSTRIES,  INC.                         2,800         175,175
PRAXAIR,  INC.                                 2,500         125,781
ROHM  &  HAAS  CO.                             3,600         146,475
SIGMA-ALDRICH                                  1,600          48,100
UNION  CARBIDE  CORP.                          2,400         160,200
W.R.  GRACE  &  CO.  *                         1,100          15,262
                                                           3,153,000

COMPUTERS  -  HARDWARE  -  5.1%
APPLE  COMPUTER,  INC.  *                      2,600         267,313
COMPAQ  COMPUTER  CORP.                       28,400         768,575
DELL  COMPUTER  CORP.  *                      41,700       2,126,700
GATEWAY,  INC.  *                              5,400         389,137
HEWLETT-PACKARD  CO.                          16,900       1,925,544
INTERNATIONAL  BUSINESS  MACHINES  CORP.      29,600       3,196,800
SILICON  GRAPHICS,  INC.  *                    2,900          28,456
SUN  MICROSYSTEMS,  INC.  *                   25,600       1,982,400
                                                          10,684,925

COMPUTERS  -  NETWORKING  -  3.0%
CABLETRON  SYSTEMS  *                          3,000          78,000
CISCO  SYSTEMS,  INC.  *                      53,700       5,752,613
NETWORK  APPLIANCE,  INC.  *                   2,400         199,350
3COM  CORP.  *                                 5,600         263,200
                                                           6,293,163

COMPUTERS  -  PERIPHERALS  -  1.0%
EMC  CORP.  *                                 16,700       1,824,475
LEXMARK  INTERNATIONAL  GROUP,  INC.  *        2,100         190,050
SEAGATE  TECHNOLOGY,  INC.  *                  3,600         167,625
                                                           2,182,150

COMPUTERS  -  SOFTWARE  &  SERVICES  -  9.3%
ADOBE  SYSTEMS,  INC.                          1,900         127,775
AMERICA  ONLINE,  INC.  *                     36,700       2,768,556
AUTODESK,  INC.                                  900          30,375
BMC  SOFTWARE,  INC.  *                        4,100         327,744
CITRIX  SYSTEMS,  INC.  *                      1,500         184,500
COMPUTER  ASSOCIATES  INTERNATIONAL,  INC.     9,000         629,438
COMPUWARE  CORP.  *                            5,800         216,050
MICROSOFT  CORP.  *                           84,800       9,900,400
NOVELL,  INC.  *                               5,500         219,656

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
COMPUTERS  -  SOFTWARE  &  SERVICES  -  CONT'D
ORACLE  CORP.  *                              23,400      $2,622,262
PARAMETRIC  TECHNOLOGY  CORP.  *               4,400         119,075
PEOPLESOFT,  INC.  *                           4,000          85,250
UNISYS  CORP.  *                               5,400         172,463
YAHOO,  INC.  *                                4,300       1,860,556
                                                          19,264,100

CONSTRUCTION  -  0.0%
VULCAN  MATERIALS  CO.                         1,600          63,900

CONSUMER  FINANCE  -  0.5%
CAPITAL  ONE  FINANCIAL  CORP.                 3,200         154,200
COUNTRYWIDE  CREDIT,  INC.                     1,800          45,450
HOUSEHOLD  INTERNATIONAL,  INC.                7,600         283,100
MBNA  CORP.                                   13,100         356,975
PROVIDIAN  FINANCIAL  CORP.                    2,300         209,444
                                                           1,049,169

CONSUMER  JEWELRY,  NOVELTY,  GIFTS  -  0.0%
AMERICAN  GREETINGS                              900          21,262
JOSTENS,  INC.                                   400           9,725
                                                              30,987

CONTAINERS  -  METAL  &  GLASS  -  0.1%
BALL  CORP.                                      500          19,687
CROWN  CORK  &  SEAL  CO.,  INC.               2,000          44,750
OWENS-ILLINOIS,  INC.  *                       2,300          57,644
                                                             122,081

CONTAINERS  &  PACKAGING  -  0.1%
BEMIS  CO.                                       700          24,412
PACTIV  CORP.  *                               2,900          30,813
TEMPLE-INLAND,  INC.                             900          59,344
                                                             114,569

DISTRIBUTION  /  WHOLESALE  -  0.2%
COSTCO  WHOLESALE  CORP.  *                    3,600         328,501

DISTRIBUTORS  -  FOOD  &  HEALTH  -  0.3%
CARDINAL  HEALTH,  INC.                        4,500         215,438
MCKESSON  HBOC,  INC.                          4,400          99,275
SUPERVALU,  INC.                               2,300          46,000
SYSCO  CORP.                                   5,300         209,681
                                                             570,394

ELECTONICS  -  SEMICONDUCTORS  -  3.3%
ADAPTEC,  INC.  *                              1,600          79,800
ADVANCED  MICRO  DEVICES  *                    2,800          81,025
INTEL  CORP.                                  54,900       4,518,956
LSI  LOGIC  CORP.  *                           2,400         162,000
MICRON  TECHNOLOGY,  INC.  *                   4,400         342,100

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
ELECTONICS  -  SEMICONDUCTORS  -  CONT'D
NATIONAL  SEMICONDUCTOR  CORP.  *              2,700        $115,594
TEXAS  INSTRUMENTS,  INC.                     13,300       1,288,438
XILINX,  INC.  *                               5,200         236,437
                                                           6,824,350

ELECTRIC  COMPANIES  -  1.4%
AMEREN  CORP.                                  2,200          72,050
AMERICAN  ELECTRIC  POWER                      3,200         102,800
CAROLINA  POWER  &  LIGHT                      2,600          79,138
CENTRAL  &  SOUTH  WEST  CORP.                 3,300          66,000
CINERGY  CORP.                                 2,600          62,725
CMS  ENERGY  CORP.                             1,800          56,138
CONSOLIDATED  EDISON,  INC.                    3,600         124,200
CONSTELLATION  ENERGY  GROUP,  INC.            2,500          72,500
DOMINION  RESOURCES,  INC.                     3,100         121,675
DTE  ENERGY  CO.                               2,400          75,300
DUKE  ENERGY  CORP.                            6,200         310,775
EDISON  INTERNATIONAL                          5,500         144,031
ENTERGY  CORP.                                 3,900         100,425
FIRSTENERGY  CORP.                             3,800          86,212
FLORIDA  PROGRESS  CORP.                       1,600          67,700
FPL  GROUP,  INC.                              2,900         124,156
GPU,  INC.                                     2,000          59,875
NEW  CENTURY  ENERGIES,  INC.                  1,900          57,712
NIAGARA  MOHAWK  HOLDINGS,  INC.  *            2,700          37,631
NORTHERN  STATES  POWER                        2,500          48,750
PECO  ENERGY  CO.                              2,900         100,775
PG&E  CORP.                                    6,100         125,050
PINNACLE  WEST  CAPITAL  CORP.                 1,400          42,788
PP&L  RESOURCES,  INC.                         2,300          52,612
PUBLIC  SERVICE  ENTERPRISE  GROUP             3,500         121,844
RELIANT  ENERGY,  INC.                         4,800         109,800
SOUTHERN  CO.                                 11,100         260,850
TEXAS  UTILITIES  CO.                          4,400         156,475
UNICOM  CORP.                                  3,600         120,600
                                                           2,960,587

ELECTRICAL  EQUIPMENT  -  4.6%
COOPER  INDUSTRIES,  INC.                      1,500          60,656
EMERSON  ELECTRIC  CO.                         7,100         407,363
GENERAL  ELECTRIC  CO.                        53,900       8,341,025
MOLEX,  INC.                                   2,600         147,387
ROCKWELL  INTERNATIONAL  CORP.                 3,100         148,413
SOLECTRON  CORP.  *                            4,800         456,600
THOMAS  &  BETTS  CORP.                          900          28,687
                                                           9,590,131

ELECTRONICS  -  COMPONENT  DISTRIBUTOR  -  0.0%
GRAINGER  (W.W.),  INC.                        1,500          71,719

ELECTRONICS  -  DEFENSE  -  0.1%
RAYTHEON  CO.                                  5,400         143,437

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
ELECTRONICS  -  INSTRUMENTS  -  0.1%
PE  BIOSYSTEMS  GROUP                          1,700        $204,531
PERKINELMER,  INC.                               700          29,181
TEKTRONIX,  INC.                                 700          27,213
                                                             260,925

ELECTRONICS  -  SEMICONDUCTORS  -  0.1%
ANALOG  DEVICES  *                             3,000         279,000

ENGINEERING  &  CONSTRUCTION  -  0.0%
FLUOR  CORP.                                   1,200          55,050
FOSTER  WHEELER  CORP.                           700           6,213
MCDERMOTT  INTERNATIONAL,  INC.                  900           8,156
                                                              69,419

ENTERTAINMENT  -  1.7%
SEAGRAM  CO.,  LTD.                            7,100         319,056
TIME  WARNER,  INC.                           21,100       1,528,431
VIACOM,  INC.  *                              11,700         707,119
WALT  DISNEY  (HOLDINGS)  CO.                 34,400       1,006,200
                                                           3,560,806

EQUIPMENT  -  SEMICONDUCTORS  -  0.5%
APPLIED  MATERIALS,  INC.  *                   6,200         785,463
KLA-TENCOR  CORP.  *                           1,500         167,062
TERADYNE,  INC.  *                             2,800         184,800
                                                           1,137,325

FINANCIAL  -  DIVERSIFIED  -  3.7%
AMERICAN  EXPRESS  CO.                         7,300       1,213,625
ASSOCIATES  FIRST  CAPITAL  CORP.             11,900         326,506
CITIGROUP,  INC.                              55,300       3,072,606
FEDERAL  HOME  LOAN  MORTGAGE  CORP.          11,400         536,513
FEDERAL  NATIONAL  MORTGAGE  ASSN.            17,100       1,067,681
MORGAN  STANLEY  DEAN  WITTER  &  CO.          9,100       1,299,025
SLM  HOLDING  CORP.                            2,600         109,850
                                                           7,625,806

FOODS  -  1.3%
BESTFOODS                                      4,500         236,531
CAMPBELL  SOUP  CO.                            7,000         270,813
CONAGRA,  INC.                                 7,900         178,244
GENERAL  MILLS,  INC.                          4,900         175,175
HEINZ  (H.J.)  CO.                             5,800         230,913
HERSHEY  FOODS  CORP.                          2,200         104,500
KELLOGG  CO.                                   6,600         203,362
NABISCO  GROUP  HOLDINGS  CORP.                5,200          55,250
QUAKER  OATS  CO.                              2,400         157,500
RALSTON  PURINA  GROUP                         5,200         144,950
SARA  LEE  CORP.                              15,400         339,762
UNILEVER  NV  (ADR)                            9,600         522,600
WRIGLEY  (WM.)  JR.  CO.                       1,900         157,581
                                                           2,777,181

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
FOOTWEAR  -  0.1%
NIKE,  INC.                                    4,800        $237,900
REEBOK  INTERNATIONAL,  LTD.  *                  900           7,369
                                                             245,269

GAMING,  LOTTERY,  PARIMUTUAL  -  0.0%
HARRAH'S  ENTERTAINMENT,  INC.  *              2,100          55,519
MIRAGE  RESORTS,  INC.  *                      2,900          44,406
                                                              99,925

GOLD  AND  PRECIOUS  METALS  MINING  -  0.1%
BARRICK  GOLD  CORP.                           6,300         111,431
HOMESTAKE  MINING  CO.                         3,700          28,906
NEWMONT  MINING  CORP.                         2,800          68,600
PLACER  DOME,  INC.                            5,200          55,900
                                                             264,837

HARDWARE  &  TOOLS  -  0.1%
BLACK  &  DECKER  CORP.                        1,400          73,150
STANLEY  WORKS                                 1,400          42,175
                                                             115,325

HEALTHCARE  -  DIVERSIFIED  -  3.5%
ABBOTT  LABORATORIES                          25,600         929,600
ALLERGAN,  INC.                                2,100         104,475
AMERICAN  HOME  PRODUCTS  CORP.               21,800         859,737
BRISTOL-MYERS  SQUIBB  CO.                    32,500       2,086,094
JOHNSON  &  JOHNSON                           22,800       2,123,250
MALLINCKRODT,  INC.                            1,100          34,994
WARNER-LAMBERT  CO.                           14,300       1,171,706
                                                           7,309,856

HEALTHCARE  -  DRUGS  -  GENERAL,  OTHER  -  0.1%
ALZA  CORP.  *                                 1,500          51,938
WATSON  PHARMACEUTICAL,  INC.  *               1,800          64,462
                                                             116,400

HEALTHCARE  -  DRUGS  -  MAJOR  PHARMACEUTICALS  -  3.5%
ELI  LILLY  &  CO.                            17,900       1,190,350
MERCK  &  CO.,  INC.                          38,400       2,575,200
PFIZER,  INC.                                 63,500       2,059,781
PHARMACIA  &  UPJOHN,  INC.                    8,500         382,500
SCHERING-PLOUGH  CORP.                        24,500       1,033,594
                                                           7,241,425

HEALTHCARE  -  HOSPITAL  MANAGEMENT  -  0.2%
COLUMBIA  HCA  HEALTHCARE  CORP.               9,100         266,744
TENET  HEALTHCARE  CORP.  *                    5,100         119,850
                                                             386,594

HEALTHCARE  -  LONGTERM  CARE  -  0.0%
MANOR  CARE,  INC.  *                          1,700          27,200

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
HEALTHCARE  -  MANAGED  CARE  -  0.2%
AETNA,  INC.                                   2,400        $133,950
HUMANA,  INC.  *                               2,600          21,288
UNITED  HEALTHCARE  CORP.                      2,700         143,438
WELLPOINT  HEALTH  NETWORKS  *                 1,000          65,937
                                                             364,613

HEALTHCARE  -  MEDICAL  PRODUCTS  &  SUPPORT  -  0.9%
BARD  (C.R.),  INC.                              800          42,400
BAUSCH  &  LOMB,  INC.                           900          61,594
BAXTER  INTERNATIONAL,  INC.                   5,000         314,062
BECTON  DICKINSON  &  CO.                      3,900         104,325
BIOMET,  INC.                                  1,700          68,000
BOSTON  SCIENTIFIC  CORP.  *                   6,700         146,563
GUIDANT  CORP.  *                              5,000         235,000
HEALTHSOUTH  CORP.  *                          5,800          31,175
MEDTRONIC,  INC.                              19,600         714,175
QUINTILES  TRANSNATIONAL  CORP.  *             1,900          35,506
ST.  JUDE  MEDICAL,  INC.  *                   1,300          39,894
                                                           1,792,694

HOMEBUILDING  -  0.0%
CENTEX  CORP.                                  1,000          24,688
FLEETWOOD  ENTERPRISES                           500          10,312
KAUFMAN  &  BROAD  HOME  CORP.                   800          19,350
PULTE  CORP.                                     600          13,500
                                                              67,850

HOUSEHOLD  FURNITURE  &  APPLIANCES  -  0.1%
LEGGETT  &  PLATT,  INC.                       3,200          68,600
MAYTAG  CORP.                                  1,400          67,200
WHIRLPOOL  CORP.                               1,200          78,075
                                                             213,875

HOUSEHOLD  PRODUCTS  -  NON-DURABLE  -  1.9%
CLOROX  CO.                                    3,800         191,425
COLGATE-PALMOLIVE  CO.                         9,800         637,000
FORT  JAMES  CORP.                             3,400          93,075
KIMBERLY-CLARK  CORP.                          8,900         580,725
PROCTER  &  GAMBLE  CO.                       21,600       2,366,550
                                                           3,868,775

HOUSEWARES  -  0.1%
FORTUNE  BRANDS,  INC.                         2,600          85,962
NEWELL  RUBBERMAID,  INC.                      4,600         133,400
TUPPERWARE  CORP.                                900          15,244
                                                             234,606

INSURANCE  -  LIFE  /  HEALTH  -  0.5%
AFLAC,  INC.                                   4,300         202,906
AMERICAN  GENERAL  CORP.                       4,000         303,500
CONSECO,  INC.                                 5,200          92,950
JEFFERSON-PILOT  CORP.                         1,700         116,025
LINCOLN  NATIONAL  CORP.                       3,200         128,000

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
INSURANCE  -  LIFE  /  HEALTH  -  CONT'D
TORCHMARK  CORP.                               2,100         $61,031
UNUMPROVIDENT  CORP.                           4,300         137,869
                                                           1,042,281

INSURANCE  -  MULTI-LINE  -  1.6%
AMERICAN  INTERNATIONAL  GROUP                25,400       2,746,375
CIGNA  CORP.                                   3,000         241,687
HARTFORD  FINANCIAL  SERVICES                  3,600         170,550
LOEWS  CORP.                                   1,700         103,169
                                                           3,261,781

INSURANCE  -  PROPERTY  /  AUTOMOBILE  -  0.5%
ALLSTATE  CORP.                               13,700         328,800
CHUBB  CORP.                                   2,800         157,675
CINCINNATI  FINANCIAL  CORP.                   3,000          93,562
MBIA,  INC.                                    1,800          95,063
MGIC  INVESTMENT  CORP.                        1,700         102,319
PROGRESSIVE  CORP.                             1,200          87,750
SAFECO  CORP.                                  2,000          49,750
ST.  PAUL  CO.'S                               3,600         121,275
                                                           1,036,194

INSURANCE  BROKERS  -  0.3%
AON  CORP.                                     4,200         168,000
MARSH  &  MCLENNAN  CO.'S.                     4,500         430,594
                                                             598,594

INVESTMENT  BANKING  /  BROKERAGE  -  0.7%
BEAR  STEARNS  CO.'S,  INC.                    1,985          84,859
LEHMAN  BROTHERS  HOLDINGS,  INC.              2,100         177,843
MERRILL  LYNCH  &  CO.                         6,200         517,700
PAINE  WEBBER  GROUP,  INC.                    2,300          89,269
SCHWAB  (CHARLES)  CORP.                      13,400         514,225
                                                           1,383,896

INVESTMENT  MANAGEMENT  -  0.1%
FRANKLIN  RESOURCES,  INC                      4,100         131,456
PRICE  (T.  ROWE)  ASSOCIATES                  1,900          70,181
                                                             201,637

IRON  /  STEEL  -  0.1%
ALLEGHENY  TECHNOLOGIES,  INC.                 1,450          32,534
BETHLEHEM  STEEL  CORP.  *                     1,900          15,913
NUCOR  CORP.                                   1,400          76,737
USX-U.S.  STEEL  GROUP,  INC.                  1,500          49,500
WORTHINGTON  INDUSTRIES                        1,400          23,188
                                                             197,872

LEISURE  TIME  -  PRODUCTS  -  0.1%
BRUNSWICK  CORP.                               1,500          33,375
HASBRO,  INC.                                  3,100          59,094
MATTEL,  INC.                                  6,700          87,937
                                                             180,406

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
LODGING  -  HOTELS  -  0.3%
CARNIVAL  CORP.                               10,100        $482,906
HILTON  HOTELS  CORP.                          6,000          57,750
MARRIOTT  INTERNATIONAL,  INC.                 4,000         126,250
                                                             666,906

MACHINERY-DIVERSIFIED  -  0.4%
CATERPILLAR,  INC.                             5,800         272,963
DEERE  &  CO.                                  3,700         160,488
DOVER  CORP.                                   3,300         149,737
INGERSOLL-RAND  CO.                            2,700         148,669
MILACRON,  INC.                                  500           7,687
NACCO  INDUSTRIES                                100           5,556
TIMKEN  CO.                                      900          18,394
                                                             763,494

MANUFACTURING  -  DIVERSIFIED  -  2.2%
CORNING,  INC.                                 4,000         515,750
CRANE  CO.                                     1,000          19,875
DANAHER  CORP.                                 2,300         110,975
EATON  CORP.                                   1,200          87,150
HONEYWELL  INTERNATIONAL,  INC.               13,237         763,609
ILLINOIS  TOOL  WORKS,  INC.                   4,900         331,056
ITT  INDUSTRIES,  INC.                         1,400          46,813
JOHNSON  CONTROLS,  INC.                       1,300          73,938
MINNESOTA  MINING  &  MANUFACTURING  CO.       6,600         645,975
NATIONAL  SERVICE  INDUSTRIES,  INC              700          20,650
PARKER  HANNIFIN  CORP.                        2,000         102,625
TEXTRON,  INC.                                 2,400         184,050
THERMO  ELECTRON  CORP.  *                     2,300          34,500
TYCO  INTERNATIONAL,  LTD.                    28,200       1,096,275
UNITED  TECHNOLOGIES  CORP.                    8,100         526,500
                                                           4,559,741

MANUFACTURING  -  SPECIALIZED  -  0.1%
AVERY  DENNISON  CORP.                         1,800         131,175
BRIGGS  &  STRATTON                              400          21,450
MILLIPORE  CORP.                                 700          27,038
PALL  CORP.                                    2,000          43,125
SEALED  AIR  CORP.  *                          1,300          67,356
                                                             290,144

METALS-DIVERSIFIED  -  0.1%
FREEPORT-MCMORAN  COPPER  &  GOLD,  INC.  *    2,400          50,700
INCO,  LTD.                                    3,000          70,500
PHELPS  DODGE  CORP.                           1,300          87,262
                                                             208,462

NATURAL  GAS  -  0.7%
COASTAL  CORP.                                 3,400         120,488
COLUMBIA  ENERGY  GROUP                        1,600         101,200
CONSOLIDATED  NATURAL  GAS  CO.                1,500          97,406
EASTERN  ENTERPRISES                             400          22,975
EL  PASO  ENERGY  CORP.                        3,700         143,606

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
NATURAL  GAS  -  CONT'D
ENRON  CORP.                                  12,100        $536,937
NICOR,  INC.                                     700          22,750
ONEOK,  INC.                                     500          12,562
PEOPLES  ENERGY  CORP.                           600          20,100
SEMPRA  ENERGY                                 3,700          64,288
WILLIAMS  CO.'S,  INC.                         7,100         216,994
                                                           1,359,306

OFFICE  EQUIPMENT  &  SUPPLIES  -  0.1%
PITNEY  BOWES,  INC.                           4,300         207,744

OIL  -  DOMESTIC  INTEGRATED  -  0.6%
AMERADA  HESS  CORP.                           1,500          85,125
ATLANTIC  RICHFIELD  CO.                       5,300         458,450
CONOCO,  INC.                                 10,200         253,725
OCCIDENTAL  PETROLEUM  CORP.                   6,000         129,750
PHILLIPS  PETROLEUM  CO.                       4,100         192,700
USX-MARATHON  GROUP,  INC.                     5,100         125,906
                                                           1,245,656

OIL  -  INTERNATIONAL  INTEGRATED  -  3.9%
CHEVRON  CORP.                                10,900         944,213
EXXON  MOBIL  CORP.                           56,725       4,569,908
ROYAL  DUTCH  PETROLEUM  CO.  (ADR)           35,200       2,127,400
TEXACO,  INC.                                  9,300         505,106
                                                           8,146,627

OIL  &  GAS  -  DRILLING  &  EQUIPMENT  -  0.5%
BAKER  HUGHES,  INC.                           5,200         109,525
HALLIBURTON  CO.                               7,200         289,800
ROWAN  CO.'S,  INC.  *                         1,300          28,194
SCHLUMBERGER,  LTD.                            9,200         517,500
TRANSOCEAN  SEDCO  FOREX,  INC.                3,381         113,901
                                                           1,058,920

OIL  &  GAS  -  EXPLORATION  &  PRODUCTION  -  0.3%
ANADARKO  PETROLEUM  CORP.                     2,000          68,250
APACHE  CORP.                                  2,100          77,569
BURLINGTON  RESOURCES,  INC.                   3,500         115,719
KERR-MCGEE  CORP.                              1,400          86,800
UNION  PACIFIC  RESOURCES  GROUP               3,900          49,725
UNOCAL  CORP.                                  4,300         144,318
                                                             542,381

OIL  &  GAS  -  REFINERY  &  MARKETING  -  0.1%
ASHLAND,  INC.                                 1,200          39,525
SUNOCO,  INC.                                  1,500          35,250
TOSCO  CORP.                                   2,300          62,531
                                                             137,306

PAPER  &  FOREST  PRODUCTS  -  0.6%
BOISE  CASCADE  CORP.                            900          36,450

EQUITY  SECURITIES  -  CONT'D      SHARES      VALUE
PAPER  &  FOREST  PRODUCTS  -  CONT'D
CHAMPION  INTERNATIONAL  CORP.                 1,600         $99,100
GEORGIA-PACIFIC  GROUP                         2,700         137,025
INTERNATIONAL  PAPER  CO.                      6,800         383,775
LOUISIANA-PACIFIC  CORP.                       1,600          22,800
MEAD  CORP.                                    1,600          69,500
POTLATCH  CORP.                                  400          17,850
WESTVACO  CORP.                                1,600          52,200
WEYERHAEUSER  CO.                              3,800         272,887
WILLAMETTE  INDUSTRIES,  INC.                  1,700          78,944
                                                           1,170,531

PERSONAL  CARE  -  0.4%
ALBERTO-CULVER  CO.                              900          23,231
AVON  PRODUCTS,  INC.                          3,900         128,700
GILLETTE  CO.                                 17,600         724,900
                                                             876,831

PHOTOGRAPHY  /  IMAGING  -  0.3%
EASTMAN  KODAK  CO.                            5,200         344,500
IKON  OFFICE  SOLUTIONS,  INC.                 2,100          14,306
POLAROID  CORP.                                  800          15,050
XEROX  CORP.                                  10,800         245,025
                                                             618,881

POWER  PRODUCERS  -  INDEPENDENT  -  0.1%
AES  CORP.  *                                  3,400         254,150

PUBLISHING  -  0.1%
HARCOURT  GENERAL,  INC.                       1,400          56,350
MCGRAW-HILL  COMPANIES,  INC.                  3,200         197,200
MEREDITH  CORP.                                  800          33,350
                                                             286,900

PUBLISHING  -  NEWSPAPERS  -  0.5%
DOW  JONES  &  CO.,  INC.                      1,400          95,200
GANNETT  CO.,  INC.                            4,700         383,344
KNIGHT  RIDDER,  INC.                          1,400          83,300
NEW  YORK  TIMES  CO.                          2,800         137,550
TIMES  MIRROR  CO.                               900          60,300
TRIBUNE  CO.                                   4,100         225,756
                                                             985,450

RAILROADS  -  0.3%
BURLINGTON  NORTHERN  SANTA  FE  CORP.         7,500         181,875
CSX  CORP.                                     3,500         109,812
KANSAS  CITY  SOUTHERN  INDS                   1,800         134,325
NORFOLK  SOUTHERN  CORP.                       6,200         127,100
UNION  PACIFIC  CORP.                          4,000         174,500
                                                             727,612

RESTARAURANTS  -  0.5%
DARDEN  RESTAURANTS,  INC.                     2,100          38,063
MCDONALD'S  CORP.                             22,600         911,063

EQUITY  SECURITIES  -  CONT'D      SHARES      VALUE
RESTARAURANTS  -  CONT'D
TRICON  GLOBAL  RESTAURANTS,  INC.  *          2,400         $92,700
WENDY'S  INTERNATIONAL,  INC.                  1,900          39,187
                                                           1,081,013

RETAIL  -  BUILDING  SUPPLIES  -  1.5%
HOME  DEPOT,  INC.                            37,800       2,591,663
LOWE'S  COMPANIES,  INC.                       6,500         388,375
SHERWIN-WILLIAMS  CO.                          2,600          54,600
                                                           3,034,638

RETAIL  -  COMPUTERS  &  ELECTRONICS  -  0.2%
BEST  BUY  CO.,  INC.  *                       3,400         170,638
CIRCUIT  CITY  STORES,  INC.                   3,600         162,225
TANDY  CORP.                                   3,100         152,481
                                                             485,344

RETAIL  -  DEPARTMENT  STORES  -  0.3%
DILLARDS,  INC.                                1,600          32,300
FEDERATED  DEPARTMENT  STORES,  INC.*          3,400         171,912
KOHLS  CORP.  *                                2,600         187,687
MAY  DEPARTMENT  STORES  CO.                   5,800         187,050
NORDSTROM,  INC.                               2,200          57,613
PENNEY  (J.C.)  CO.                            4,100          81,744
                                                             718,306

RETAIL  -  DISCOUNTERS  -  0.1%
CONSOLIDATED  STORES  CORP.  *                 1,700          27,625
DOLLAR  GENERAL  CORP.                         4,400         100,100
                                                             127,725

RETAIL  -  DRUG  STORES  -  0.4%
CVS  CORP.                                     6,300         251,606
LONGS  DRUG  STORES,  INC.                       600          15,488
RITE  AID  CORP.                               4,100          45,869
WALGREEN  CO.                                 16,900         494,325
                                                             807,288

RETAIL  -  FOOD  CHAINS  -  0.4%
ALBERTSON'S,  INC.                             6,900         222,525
GREAT  ATLANTIC  &  PACIFIC  TEA  CO.            600          16,725
KROGER  CO.  *                                13,500         254,812
SAFEWAY,  INC.  *                              8,300         295,169
WINN-DIXIE  STORES,  INC.                      2,200          52,663
                                                             841,894

RETAIL  -  GENERAL  MERCHANDISERS  -  2.8%
DAYTON-HUDSON  CORP.                           7,200         528,750
KMART  CORP.  *                                7,600          76,475
SEARS,  ROEBUCK  &  CO.                        6,100         185,669
WAL-MART  STORES,  INC.                       73,100       5,053,037
                                                           5,843,931

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
RETAIL  -  SPECIALTY  -  0.2%
AUTOZONE,  INC.  *                             2,200         $71,087
BED  BATH  &  BEYOND,  INC.  *                 2,200          76,450
OFFICE  DEPOT,  INC.  *                        5,200          56,875
PEP  BOYS                                        800           7,300
STAPLES,  INC.  *                              7,500         155,625
TOYS  R  US,  INC.  *                          3,900          55,819
                                                             423,156

RETAIL  -  SPECIALTY,  APPAREL  -  0.4%
GAP,  INC.                                    14,000         644,000
LIMITED,  INC.                                 3,500         151,594
TJX  COMPANIES,  INC.                          5,000         102,187
                                                             897,781

SAVINGS  &  LOAN  COMPANIES  -  0.2%
GOLDEN  WEST  FINANCIAL  CORP.                 2,700          90,450
WASHINGTON  MUTUAL,  INC.                      9,300         241,800
                                                             332,250

SERVICES  -  ADVERTISING  /  MARKETING  -  0.3%
INTERPUBLIC  GROUP  OF  COMPANIES,  INC.       4,600         265,363
OMNICOM  GROUP                                 2,900         290,000
                                                             555,363

SERVICES  -  COMMERCIAL  &  CONSUMER  -  0.3%
BLOCK  H  &  R,  INC.                          1,600          70,000
CENDANT  CORP.  *                             11,700         310,781
DUN  &  BRADSTREET  CORP.                      2,600          76,700
IMS  HEALTH,  INC.                             5,000         135,938
SERVICE  CORP.  INTERNATIONAL                  4,200          29,137
                                                             622,556

SERVICES  -  COMPUTER  SYSTEMS  -  0.4%
COMPUTER  SCIENCES  CORP.  *                   2,700         255,487
ELECTRONIC  DATA  SYSTEMS  CORP.               7,700         515,419
SHARED  MEDICAL  SYSTEMS  CORP.                  400          20,375
                                                             791,281

SERVICES  -  DATA  PROCESSING  -  0.6%
AUTOMATIC  DATA  PROCESSING,  INC.            10,500         565,688
CERIDIAN  CORP.  *                             2,100          45,281
EQUIFAX,  INC.                                 2,200          51,838
FIRST  DATA  CORP.                             6,900         340,256
PAYCHEX,  INC.                                 4,300         172,000
                                                           1,175,063

SPECIALTY  PRINTING  -  0.0%
DELUXE  CORP.                                  1,100          30,181
DONNELLEY  (R.R.)  &  SONS  CO.                2,100          52,106
                                                              82,287

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
TELECOMMUNICATION  EQUIPMENT  -  5.1%
ADC  TELECOMMUNICATIONS,  INC.  *              2,400        $174,150
ANDREW  CORP  *                                1,200          22,725
COMVERSE  TECHNOLOGY,  INC.  *                 1,200         173,700
GENERAL  INSTRUMENT  CORP.  *                  2,800         238,000
LUCENT  TECHNOLOGIES,  INC.                   51,400       3,845,363
MOTOROLA,  INC.                               10,100       1,487,225
NORTEL  NETWORKS  CORP.                       21,900       2,211,900
QUALCOMM,  INC.  *                            10,800       1,902,150
SCIENTIFIC-ATLANTA,  INC.                      1,300          72,312
TELLABS,  INC.  *                              6,600         423,638
                                                          10,551,163

TELECOMMUNICATIONS  -  CELL  /  WIRELESS  -  0.7%
NEXTEL  COMMUNICATIONS,  INC.  *               6,100         629,063
SPRINT  CORP.  (PCS  GROUP)  *                 7,200         738,000
                                                           1,367,063

TELECOMMUNICATIONS  -  LONG  DISTANCE  -  3.2%
AT&T  CORP.                                   52,400       2,659,300
GLOBAL  CROSSING,  LTD.  *                    12,700         635,000
MCI  WORLDCOM,  INC.  *                       46,500       2,467,406
SPRINT  CORP.  (FON  GROUP)                   14,500         976,031
                                                           6,737,737

TELEPHONE  -  3.9%
ALLTEL  CORP.                                  5,300         438,244
BELL  ATLANTIC  CORP.                         25,800       1,588,313
BELLSOUTH  CORP.                              31,300       1,465,231
CENTURYTEL,  INC.                              2,200         104,225
GTE  CORP.                                    16,200       1,143,112
SBC  COMMUNICATIONS,  INC.                    56,000       2,730,000
US  WEST,  INC.  *                             8,500         612,000
                                                           8,081,125

TEXTILES  -  APPAREL  -  0.0%
LIZ  CLAIBORNE,  INC.                          1,000          37,625
RUSSELL  CORP.                                   600          10,050
VF  CORP.                                      1,900          57,000
                                                             104,675

TEXTILES  -  HOME  FURNISH  -  0.0%
SPRINGS  INDUSTRIES,  INC.                       300          11,981

TOBACCO  -  0.5%
PHILIP  MORRIS  COMPANIES,  INC.              39,500         915,906
UST,  INC.                                     2,700          68,006
                                                             983,912

TRANSPORTATION  -  0.1%
FDX  CORP.  *                                  4,800         196,500

EQUITY  SECURITIES  -  CONT'D                 SHARES           VALUE
TRUCKERS  -  0.0%
RYDER  SYSTEM,  INC.                           1,000         $24,438

TRUCKS  &  PARTS  -  0.1%
CUMMINS  ENGINE  CO.,  INC.                      600          28,988
NAVISTAR  INTERNATIONAL  CORP.  *              1,000          47,375
PACCAR,  INC.                                  1,300          57,606
                                                             133,969

WASTE  MANAGEMENT  -  0.1%
ALLIED  WASTE  INDUSTRIES,  INC.  *            2,800          24,675
WASTE  MANAGEMENT,  INC.                      10,000         171,875
                                                             196,550

TOTAL EQUITY SECURITIES (COST $188,224,205)              202,494,379

                                          PRINCIPAL
CORPORATE  SECURITIES  -  2.0%               AMOUNT
AIM STIC PRIME FUND, 4.36%, 12/1/09       $2,528,230       2,528,230
PRIME OBLIGATIONS FUND, 5.40%, 12/01/09    1,097,395       1,097,395
U.S.  TREASURY  BILL,  3/16/00               645,000         638,099

     TOTAL  CORPORATE  SECURITIES  (COST  $4,263,724)      4,263,724

TOTAL  INVESTMENTS  (COST  $192,487,929)  -  99.9%       206,758,103
OTHER  ASSETS  IN  AND  LIABILITIES,  NET - 0.1%             113,776
          NET  ASSETS  -  100%                          $206,871,879


                                 UNDERLYING   UNREALIZED
             # OF EXPIRATION FACE AMOUNT APPRECIATION INITIAL FUTURES CONTRACTS DATE AT VALUE (DEPRECIATION) MARGIN
PURCHASED:
S&P  500      20        3/00     $7,421,000    $131,070    $375,000^







SEE NOTES TO PORTFOLIOS OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

MONEY  MARKET  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
DECEMBER  31,  1999

                                             PRINCIPAL
CORPORATE  OBLIGATIONS  -  23.4%              AMOUNT           VALUE
BARTON  HEALTHCARE  LLC  VRDN,  6.60%,  2/15/25,
LOC: AMERICAN NATIONAL BANK & TRUST       $1,940,000      $1,940,000
CAPITAL  ONE  FUNDING  CORPORATION  VRDN,  6.60%,  8/3/15,
     LOC:  BANK  ONE  OHIO                 5,200,000       5,200,000
COMMUNITY  HEALTH  SYSTEMS,  INC.,  VRDN,  6.05%,  10/1/03
                                           4,100,000       4,100,000
LEHMAN BROTHERS HOLDINGS, 6.50%, 7/18/2000 5,000,000       5,005,662
MERITER  HOSPITAL  VRDN,  6.45%,  12/1/16,
     LOC:  FIRSTAR  BANK,  MILWAUKEE         200,000         200,000
MEYER  COOKWARE  INDUSTRIES  VRDN,  6.50%,  5/1/27,
     LOC:  BANQUE  NATIONAL  DE  PARIS     4,600,000       4,600,000
MONTGOMERY  CANCER  CENTER,  6.00%,  10/1/12,
     LOC:  SOUTHTRUST  BANK                3,865,000       3,865,000
NATIONAL  ROOFING  CONTRACTORS  ASSOCIATION  VRDN,
6.55%, 10/1/24, LOC: AMERICAN NATIONAL BANK & TRUST
                                           3,100,000       3,100,000
6.55%,  10/1/25,  LOC:  AMERICAN  NATIONAL  BANK  &  TRUST
                                             900,000         900,000
POINTE  CHASE  APARTMENTS  LLC  VRDN,  6.50%,  12/1/29
     LOC:  COLUMBUS  BANK  &  TRUST        8,175,000       8,175,000
SOUTH  CENTRAL  COMMUNICATIONS  CORPORATION  VRDN,  6.60%,
     6/1/13,  CONF: SUNTRUST BANK, LOC: CITIZEN NATIONAL BANK
                                           4,800,000       4,800,000
YUENGLING  BEER  COMPANY,  INC.  VRDN,  6.45%,  11/1/19,
     LOC:  PNC  BANK  NA                   5,000,000       5,000,000

TOTAL  CORPORATE  OBLIGATIONS  (COST  $46,885,662)        46,885,662


COMMERCIAL  PAPER  -  40.3%
BARTON  CAPITAL  CORP.,  6.20%,  1/18/00,
     BPA:  SOCIETE  GENERALE               5,000,000       4,985,361
BEAR STEARNS COMPANY, INC., 5.10%, 1/7/00  5,000,000       4,998,932
BLOCK  FINANCIAL  CORP.,  6.80%,  1/28/00  5,000,000       4,974,500
DUKE  UNIVERSITY,  6.05%,  2/23/00         5,000,000       4,955,465
GENERAL  ELECTRIC  CAPITAL  CORP.,
     5.96%,  3/9/00                        5,500,000       5,438,082
     6.03%,  3/10/00                       5,000,000       4,942,213
GOLDMAN SACHS GROUP LP, 6.18%, 2/29/00     5,000,000       4,949,359
GOVCO  INCORPORATED,  6.00%,  2/18/00      5,000,000       4,960,000
LOWER COLORADO RIVER AUTHORITY, 6.22%, 4/5/00
                                           3,000,000       3,000,000
MARKET STREET FUNDING CORP., 6.26%, 1/14/00
                                           5,000,000       4,988,697
MERRILL  LYNCH  &  CO.,  6.27%,  2/4/00    5,000,000       4,970,392
MITSUBISHI INTERNATIONAL CORP., 6.15%, 1/28/00
                                           4,819,000       4,796,772
MORGAN STANLEY DEAN WITTER, 6.05%, 1/26/00 7,000,000       6,970,590
PNC FUNDING CORP., 6.17%, 1/31/00, GA: PNC BANK NA
                                           5,000,000       4,974,292
SOUTHERN  ELECTRIC  GENERATING  CO.,  6.30%,  1/12/00
                                           5,000,000       4,990,375
TRANSMISSION  AGENCY  OF  NORTHERN  CALIFORNIA,  6.18%,  2/9/00,
     LOC:  WESTDEUTSCHE  LANDES            5,682,000       5,682,000

          TOTAL  COMMERCIAL  PAPER  (COST  $80,577,030)   80,577,030

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  35.8%              AMOUNT           VALUE
ALAMO  HEIGHTS  TEXAS  HIGHER  EDUCATION  REVENUE
VRDN,  5.88%, 4/1/07, LOC: BANK ONE OHIO  $5,475,000      $5,475,000
ARKANSAS  STATE  IDA  REVENUE  VRDN,  6.60%,  8/1/30,
     LOC:  FNB  CHICAGO                    6,000,000       6,000,000
BOTSFORD  MICHIGAN  GENERAL  HOSPITAL  REVENUE
VRDN, 5.95%, 2/15/27, LOC: MICHIGAN NATIONAL BANK
                                             300,000         300,000
CALIFORNIA  STATE  HOUSING  FINANCE  AGENCY  REVENUE
VRDN,  6.4725%,  8/1/12,  BPA:  CALSTRS,  AMBAC  INSURED
                                           5,000,000       5,000,000
CATHOLIC  HEALTH  INITIATIVES  REVENUE  VRDN,  7.00%,  12/1/27,
     BPA:  MORGAN  GUARANTY  TRUST         1,500,000       1,500,000
COLUMBUS  GEORGIA  DEVELOPMENT  AUTHORITY  REVENUE
     VRDN,  6.75%,  12/1/19,  LOC:  BANK  OF  NOVA  SCOTIA
                                           7,000,000       7,000,000
FAIRVIEW  MINNESOTA  HOSPITAL  AND  HEALTHCARE  SERVICES  REVENUE
     VRDN,  6.50%,  11/1/15,  BPA:  US  BANK,  MBIA  INSURED
                                           3,700,000       3,700,000
ILLINOIS  HOUSING  DEVELOPMENT  AUTHORITY,  6.325%,  6/1/22,
      TOA:  CITIBANK,  AMBAC  INSURED      5,000,000       5,000,000
MAIN  FINANCE  AUTHORITY  REVENUE  VRDN,  6.45%,  6/1/08,
     BPA:  FLEET  BANK,  AMBAC  INSURED    3,740,000       3,740,000
MARYLAND STATE HEALTH AND HIGHER EDUCATION'S FACILITIES AUTHORITY REVENUE VRDN, 7.85%, 1/1/28, LOC: FIRST UNION BANK
                                           2,000,000       2,000,000
MISSISSIPPI  STATE  IDA  REVENUE  VRDN,  6.00%,  6/1/10,
     LOC:  NATIONAL  BANK  OF  DETROIT     3,700,000       3,700,000
MONTGOMERY  COUNTY  NEW  YORK  IDA  REVENUE  VRDN,
6.20%,  5/1/25,  LOC:  FHLB  NEW  YORK     3,610,000       3,610,000
NORTH  GREENBUSH  NEW  YORK  IDA  REVENUE  VRDN,
6.35%,  11/1/08,  LOC:  ABN  AMRO  BANK    2,800,000       2,800,000
OHIO  SATE  VRDN,  6.5325%,  10/1/21,  TOA:  CITIBANK,
     AMBAC  INSURED                        2,000,000       2,000,000
PASADENA  CALIFORNIA  COPS  REVENUE  VRDN,  7.375%,  11/1/12,
     LOC:  CANADIAN  IMPERIAL              4,900,000       4,900,000
ROMAN  CATHOLIC  DIOCESE  NORTH  CAROLINA  REVENUE  VRDN,
6.25%,  4/1/15,  LOC:  BANK  OF  AMERICA   5,200,000       5,200,000
ST PAUL MINNESOTA HOUSING REDEVELOPMENT AUTHORITY REVENUE VRDN, 6.5%, 6/1/15, LOC: CREDIT LOCAL DE FRANCE
                                             670,000         670,000
SHAWNEE  KANSAS  PRIVATE  ACTIVITY  REVENUE  VRDN,  5.58%,  12/1/12,
     LOC:  CHASE  MANHATTAN                6,400,000       6,400,000
WAUKESHA  WISCONSIN  HEALTH  SYSTEMS  REVENUE  VRDN,
6.45%,  8/15/26,  LOC:  BANK  OF  AMERICA  2,500,000       2,500,000

TOTAL  MUNICIPAL  OBLIGATIONS  (COST  $71,495,000)        71,495,000

TOTAL  INVESTMENTS  (COST  $198,957,692)  -  99.5%       198,957,692
OTHER  ASSETS  AND  LIABILITIES, NET - 0.5%                  980,256
               NET  ASSETS  -  100%                     $199,937,948


SEE NOTES TO PORTFOLIOS OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

NOTES  TO  PORTFOLIOS  OF  INVESTMENTS



*  NON-INCOME  PRODUCING.
^  FUTURES  COLLATERALIZED  BY  645,000  UNITS  OF  U.S.  TREASURY  BILLS.
FOR THE MONEY MARKET PORTFOLIO, OPTIONAL TENDER FEATURES GIVE THESE SECURITIES A SHORTER EFFECTIVE MATURITY DATE.
EXPLANATION  OF  GUARANTEES:
   BPA:  BOND-PURCHASE  AGREEMENT
   GA:  GUARANTY  AGREEMENT
   LOC:  LETTER  OF  CREDIT
   TOA:  TENDER  OPTION  AGREEMENT
ABBREVIATIONS:
     ADR  AMERICAN  DEPOSITORY  RECEIPT
     COPS:  CERTIFICATES  OF  PARTICIPATION
     IDA:  INDUSTRIAL  DEVELOPMENT  AUTHORITY
     VRDN:  VARIABLE  RATE  DEMAND  NOTES
     (CHF)  SECURITY  IS  VALUED  IN  SWISS  FRANCS.
     (EUR)  SECURITY  IS  VALUED  IN  EUROPEAN  EUROS.
     (GBP)  SECURITY  IS  VALUED  IN  GREAT  BRITISH  POUNDS.
     (HKD)  SECURITY  IS  VALUED  IN  HONG  KONG  DOLLARS.
     (JPY)  SECURITY  IS  VALUED  IN  JAPANESE  YEN.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  1999


                           INCOME &                         SMALL
                           GROWTH           GROWTH    CAPITALIZATION
ASSETS                    PORTFOLIO        PORTFOLIO       PORTFOLIO
INVESTMENTS  IN  SECURITIES,  AT  VALUE  - SEE
ACCOMPANYING PORTFOLIOS $77,604,998     $199,322,631    $124,064,066
CASH                         51,456           84,636          60,256
RECEIVABLE FOR SECURITIES SOLD 2,765,218           -       1,546,099
RECEIVABLE FOR SHARES SOLD       -                 -           6,928
INTEREST & DIVIDENDS RECEIVABLE 12,819        26,879           4,068
     TOTAL  ASSETS       80,434,491      199,434,146     125,681,417


LIABILITIES
PAYABLE FOR SECURITIES PURCHASED  -        1,337,270               -
PAYABLE  FOR  SHARES  REDEEMED    -                -           6,928
PAYABLE TO AMERITAS INVESTMENT CORP.
                             35,256          109,507          77,003
PAYABLE TO CALVERT ADMINISTRATIVE SERVICES, INC.
                              4,246            8,266           4,995
ACCRUED EXPENSES AND OTHER LIABILITIES
                             10,268           26,231          15,771
     TOTAL  LIABILITIES      49,770        1,481,274         104,697
          NET  ASSETS   $80,384,721     $197,952,872    $125,576,720


NET  ASSETS  CONSIST  OF:
PAID-IN  CAPITAL  APPLICABLE  TO  4,633,041,
3,053,488,  AND  2,225,782  SHARES  OF  COMMON
STOCK  OUTSTANDING  FOR  THE  INCOME  AND  GROWTH,
GROWTH,  AND  SMALL  CAPITALIZATION  PORTFOLIOS,
RESPECTIVELY,  $0.01  PAR  VALUE  WITH  1,000,000,000
SHARES  AUTHORIZED  FOR  EACH  PORTFOLIO
                        $64,355,708     $170,822,653     $98,437,332
UNDISTRIBUTED NET INVESTMENT INCOME
                                  -           14,765               -
ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS
                            578,686        (228,348)         189,866
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)
ON INVESTMENTS          15,450,327        27,343,802      26,949,522

NET  ASSETS            $80,384,721      $197,952,872    $125,576,720

NET ASSET VALUE PER SHARE   $17.35            $64.83          $56.42



SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  1999


                           MIDCAP          EMERGING
                           GROWTH           GROWTH          RESEARCH
ASSETS                    PORTFOLIO        PORTFOLIO       PORTFOLIO
INVESTMENTS  IN  SECURITIES,  AT  VALUE  -
SEE ACCOMPANYING PORTFOLIOS $76,030,067  $129,093,777    $25,994,192
CASH                         50,170           75,366               -
RECEIVABLE FOR SECURITIES SOLD    -          129,299         125,655
RECEIVABLE  FOR  SHARES  SOLD     -                -           6,948
INTEREST & DIVIDENDS RECEIVABLE 6,244          6,303          11,178
     TOTAL  ASSETS       76,086,481      129,304,745      26,137,973


LIABILITIES
PAYABLE  TO  BANK                 -                -          60,128
PAYABLE FOR SECURITIES PURCHASED
                            385,830        1,176,620         121,416
PAYABLE FOR SHARES REDEEMED       -                -           6,948
PAYABLE TO AMERITAS INVESTMENT CORP.
                             43,171           62,294           5,251
PAYABLE TO CALVERT ADMINISTRATIVE SERVICES, INC.
                              4,246            4,599           4,246
ACCRUED EXPENSES AND OTHER LIABILITIES
                              9,921           20,955          11,106
     TOTAL  LIABILITIES     443,168        1,264,468         209,095
NET  ASSETS             $75,643,313     $128,040,277     $25,928,878


NET  ASSETS  CONSIST  OF:
PAID-IN  CAPITAL  APPLICABLE  TO  2,401,181,
3,381,661,  AND  1,127,659  SHARES  OF  COMMON
STOCK  OUTSTANDING  FOR  THE  MIDCAP  GROWTH,
EMERGING  GROWTH,  AND  RESEARCH  PORTFOLIOS,
RESPECTIVELY,  $0.01  PAR  VALUE  WITH  1,000,000,000
SHARES  AUTHORIZED  FOR  EACH  PORTFOLIO
                        $63,580,239      $87,704,900     $22,784,319
ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS
                            303,414          266,980          59,970
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)
     ON  INVESTMENTS     11,759,660       40,068,397       3,084,589

          NET  ASSETS   $75,643,313     $128,040,277     $25,928,878

NET ASSET VALUE PER SHARE    $31.50           $37.86          $22.99


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  1999


                          GROWTH WITH        INDEX             MONEY
                           INCOME             500             MARKET
ASSETS                    PORTFOLIO        PORTFOLIO       PORTFOLIO
INVESTMENTS  IN  SECURITIES,  AT  VALUE  -
SEE ACCOMPANYING PORTFOLIOS $34,737,570  206,758,103    $198,957,692
CASH                          5,257           29,133         143,046
RECEIVABLE FOR SECURITIES SOLD 29,968         17,015               -
RECEIVABLE  FOR  SHARES  SOLD   2,243              -               -
RECEIVABLE FOR VARIATION MARGIN   -           15,300               -
INTEREST & DIVIDENDS RECEIVABLE 27,841       198,085         920,413
     TOTAL  ASSETS       34,802,879      207,017,636     200,021,151


LIABILITIES
PAYABLE  TO  BANK            11,163                -               -
PAYABLE FOR SECURITIES PURCHASED
                             18,742           83,874               -
PAYABLE FOR SHARES REDEEMED   2,244                -               -
PAYABLE TO AMERITAS INVESTMENT CORP.
                             11,641           25,104          22,173
PAYABLE TO CALVERT ADMINISTRATIVE SERVICES, INC.
                              4,246            8,535           7,201
ACCRUED EXPENSES AND OTHER LIABILITIES
                             12,732           28,244          53,829
TOTAL  LIABILITIES           60,768          145,757          83,203
NET  ASSETS             $34,742,111     $206,871,879    $199,937,948


NET  ASSETS  CONSIST  OF:
PAID-IN  CAPITAL  APPLICABLE  TO  1,641,062,
1,236,535,  AND  199,936,134  SHARES  OF  COMMON
STOCK  OUTSTANDING  FOR  THE  GROWTH  WITH  INCOME,
INDEX  500,  AND  MONEY  MARKET  PORTFOLIOS,
RESPECTIVELY,  $0.01  PAR  VALUE  WITH  1,000,000,000
SHARES  AUTHORIZED  FOR  THE  GROWTH  WITH  INCOME,
AND  INDEX  500  PORTFOLIOS,  AND  2,000,000,000
FOR  THE  MONEY  MARKET  PORTFOLIO
                        $33,211,585     $191,758,579    $199,936,134
UNDISTRIBUTED NET INVESTMENT INCOME
                              6,869           80,589           1,814
ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS
                             (2,081)         631,467               -
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)
     ON  INVESTMENTS      1,525,738       14,401,244               -

          NET  ASSETS   $34,742,111     $206,871,879    $199,937,948

NET ASSET VALUE PER SHARE    $21.17          $167.30           $1.00


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  OPERATIONS
FROM  INCEPTION  (NOVEMBER  1,  1999)
THROUGH  DECEMBER  31,  1999

                           INCOME &                          SMALL
                           GROWTH           GROWTH    CAPITALIZATION
NET INVESTMENT INCOME     PORTFOLIO        PORTFOLIO       PORTFOLIO
INVESTMENT  INCOME:
     INTEREST  INCOME       $24,491         $127,666         $58,613
     DIVIDEND  INCOME        47,582          163,575           8,184
TOTAL  INVESTMENT  INCOME    72,073          291,241          66,797

EXPENSES:
INVESTMENT  ADVISORY  FEE    75,862          238,838         157,905
TRANSFER AGENCY FEES AND EXPENSES
                              1,600            1,600           1,600
ADMINISTRATIVE  FEES          8,356           15,922           9,289
DIRECTORS' FEES AND EXPENSES  1,012            2,869           1,581
     CUSTODIAN  FEES          3,145           11,200           6,619
REPORTS  TO  SHAREHOLDERS     2,820            7,680           4,317
     PROFESSIONAL  FEES       3,340            8,760           5,110
TOTAL  EXPENSES              96,135          286,869         186,421
REIMBURSEMENT FROM ADVISOR  (13,526)         (35,281)       (19,219)
FEES  PAID  INDIRECTLY          (68)               -               -
NET  EXPENSES                82,541          251,588         167,202

NET INVESTMENT INCOME (LOSS) (10,468)         39,653       (100,405)

REALIZED  AND  UNREALIZED
GAIN  (LOSS)  ON  INVESTMENTS
NET REALIZED GAIN (LOSS)  2,895,907         (228,348)      1,266,853
CHANGE  IN  UNREALIZED  APPRECIATION  OR
(DEPRECIATION) ON INVESTMENTS
                         15,450,327       27,343,802      26,949,522

NET  REALIZED  AND  UNREALIZED
GAIN (LOSS) ON INVESTMENTS
                         18,346,234       27,115,454      28,216,375

     INCREASE  (DECREASE)  IN  NET  ASSETS
RESULTING  FROM  OPERATIONS
                        $18,335,766      $27,155,107     $28,115,970


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  OPERATIONS
FROM  INCEPTION  (NOVEMBER  1,  1999)
THROUGH  DECEMBER  31,  1999

                           MIDCAP          EMERGING
                           GROWTH           GROWTH          RESEARCH
NET INVESTMENT INCOME     PORTFOLIO        PORTFOLIO       PORTFOLIO
INVESTMENT  INCOME:
     INTEREST  INCOME       $77,190          $57,653          $6,198
     DIVIDEND  INCOME  (NET  OF  FOREIGN  TAXES  WITHHELD
OF  $288  AND  $248  FOR  THE  EMERGING  GROWTH
AND  RESEARCH  PORTFOLIOS,  RESPECTIVELY)
                             14,023           11,764          27,654
TOTAL  INVESTMENT  INCOME    91,213           69,417          33,852

EXPENSES:
INVESTMENT ADVISORY FEE      93,241          130,638          31,003
TRANSFER AGENCY FEES AND EXPENSES
                              1,600            1,600           1,600
     ADMINISTRATIVE  FEES     8,356            8,710           8,356
DIRECTORS'  FEES  AND  EXPENSES 1,042          1,439             380
     CUSTODIAN  FEES          3,145           20,375          15,197
REPORTS  TO  SHAREHOLDERS     2,741            3,995           1,024
     PROFESSIONAL  FEES       3,200            4,790           1,140
TOTAL  EXPENSES             113,325          171,547          58,700
REIMBURSEMENT FROM ADVISOR  (15,191)         (21,431)       (21,930)
FEES  PAID  INDIRECTLY         (226)          (2,053)        (1,219)
NET  EXPENSES                97,908          148,063          35,551

NET INVESTMENT INCOME (LOSS) (6,695)         (78,646)        (1,699)

REALIZED  AND  UNREALIZED  GAIN  (LOSS)
NET  REALIZED  GAIN  (LOSS)  ON:
     INVESTMENTS          2,012,868          367,141         356,398
FOREIGN  CURRENCY  TRANSACTIONS:  -          (21,515)          (186)
                          2,012,868          345,626         356,212

CHANGE  IN  UNREALIZED  APPRECIATION  OR
     (DEPRECIATION)  ON:
INVESTMENTS AND FOREIGN CURRENCIES
                         11,759,660       40,073,387       3,084,516
     ASSETS  AND  LIABILITIES  DENOMINATED  IN
FOREIGN  CURRENCIES               -           (4,990)             73
                         11,759,660       40,068,397       3,084,589

NET  REALIZED  AND  UNREALIZED
GAIN  (LOSS)             13,772,528       40,414,023       3,440,801

INCREASE  (DECREASE)  IN  NET  ASSETS
RESULTING  FROM  OPERATIONS $13,765,833  $40,335,377      $3,439,102

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  OPERATIONS
FROM  INCEPTION  (NOVEMBER  1,  1999)
THROUGH  DECEMBER  31,  1999

                                         GROWTH WITH        INDEX
                                            INCOME           500
NET INVESTMENT INCOME                      PORTFOLIO       PORTFOLIO
INVESTMENT  INCOME:
     INTEREST  INCOME                         $3,288         $22,454
     DIVIDEND INCOME (NET OF FOREIGN TAXES WITHHELD OF $491 AND $987 FOR THE GROWTH WITH INCOME AND INDEX 500
     PORTFOLIOS,  RESPECTIVELY)               71,501         457,004
          TOTAL  INVESTMENT  INCOME           74,789         479,458

EXPENSES:
     INVESTMENT  ADVISORY  FEE                42,591          79,768
     TRANSFER  AGENCY  FEES  AND  EXPENSES     1,600           1,600
     ADMINISTRATIVE  FEES                      8,356          16,618
     DIRECTORS'  FEES  AND  EXPENSES             621           2,942
     CUSTODIAN  FEES                          15,487          15,097
     REPORTS  TO  SHAREHOLDERS                 1,405           8,112
     PROFESSIONAL  FEES                        1,560           9,141
               TOTAL  EXPENSES                71,620         133,278
               REIMBURSEMENT  FROM  ADVISOR  (21,396)       (38,459)
               FEES  PAID  INDIRECTLY           (248)        (1,752)
                    NET  EXPENSES             49,976          93,067

NET  INVESTMENT  INCOME  (LOSS)               24,813         386,391

REALIZED  AND  UNREALIZED  GAIN  (LOSS)
NET  REALIZED  GAIN  (LOSS)  ON:
     INVESTMENTS                              (2,081)        331,956
     FOREIGN  CURRENCY  TRANSACTIONS          (1,177)              -
     FUTURES                                       -         299,511
                                              (3,258)        631,467


CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)  ON:
INVESTMENTS  AND  FOREIGN CURRENCIES       1,525,388      14,270,174
ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES
                                                 350               -
FUTURES                                            -         131,070
                                           1,525,738      14,401,244


NET REALIZED AND UNREALIZED GAIN (LOSS)    1,522,480      15,032,711

INCREASE  (DECREASE)  IN  NET  ASSETS
RESULTING  FROM  OPERATIONS               $1,547,293     $15,419,102

 SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MONEY  MARKET  PORTFOLIO
STATEMENT  OF  OPERATIONS
FROM  INCEPTION  (OCTOBER  29,  1999)
THROUGH  DECEMBER  31,  1999

NET  INVESTMENT  INCOME
INVESTMENT  INCOME:
     INTEREST  INCOME                                     $1,717,330

EXPENSES:
     INVESTMENT  ADVISORY  FEE                                57,951
     TRANSFER  AGENT  FEES  AND  EXPENSES                      1,600
     DIRECTORS'  FEES  AND  EXPENSES                           2,544
     ADMINISTRATIVE  SERVICES  FEES                           14,488
     CUSTODIAN  FEES                                           3,258
     REPORTS  TO  SHAREHOLDERS                                 7,306
     PROFESSIONAL  FEES                                        7,970
               TOTAL  EXPENSES                                95,117
               REIMBURSEMENT  FROM  ADVISOR                 (19,277)
               FEES  PAID  INDIRECTLY                          (500)
                    NET  EXPENSES                             75,340

                    NET  INVESTMENT  INCOME  (LOSS)        1,641,990

               INCREASE  (DECREASE)  IN  NET  ASSETS
               RESULTING  FROM  OPERATIONS                $1,641,990


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

INCOME  &  GROWTH  PORTFOLIO
STATEMENT  OF  CHANGES  IN  NET  ASSETS

                                                     FROM INCEPTION,
                                                    NOVEMBER 1, 1999
                                                         THROUGH
                                                        DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS                           1999
OPERATIONS:
     NET  INVESTMENT  INCOME  (LOSS)                       ($10,468)
     NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS          2,895,907
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)          15,450,327

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS                     18,335,766

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  REALIZED  GAIN                                 (2,306,753)

CAPITAL  SHARE  TRANSACTIONS:
     CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)             62,811,849
     SHARES  SOLD                                          2,633,985
     REINVESTMENT  OF  DISTRIBUTIONS                       2,306,735
     SHARES  REDEEMED                                    (3,396,861)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS             64,355,708

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS              80,384,721

NET  ASSETS
BEGINNING  OF  PERIOD                                              -
END  OF  PERIOD                                          $80,384,721

CAPITAL  SHARE  ACTIVITY
CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)                   4,541,710
SHARES  SOLD                                                 165,610
REINVESTMENT  OF  DISTRIBUTIONS                              133,414
SHARES  REDEEMED                                           (207,693)
     TOTAL  CAPITAL  SHARE  ACTIVITY                       4,633,041

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

GROWTH  PORTFOLIO
STATEMENT  OF  CHANGES  IN  NET  ASSETS

                                                    FROM INCEPTION,
                                                  NOVEMBER  1,  1999
                                                          THROUGH
                                                       DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS                           1999
OPERATIONS:
     NET  INVESTMENT  INCOME  (LOSS)                         $39,653
     NET  REALIZED  GAIN  (LOSS)                           (228,348)
CHANGE  IN  UNREALIZED  APPRECIATION  (DEPRECIATION)      27,343,802

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS                     27,155,107

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  INVESTMENT  INCOME                                (24,888)

CAPITAL  SHARE  TRANSACTIONS:
     CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)            173,585,294
     SHARES  SOLD                                         39,823,698
     REINVESTMENT  OF  DISTRIBUTIONS                          24,877
     SHARES  REDEEMED                                   (42,611,216)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS            170,822,653

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS             197,952,872

NET  ASSETS
BEGINNING  OF  PERIOD                                              -
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME
     OF  $14,765)                                       $197,952,872

CAPITAL  SHARE  ACTIVITY
CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)                   3,097,525
SHARES  SOLD                                                 661,287
REINVESTMENT  OF  DISTRIBUTIONS                                  385
SHARES  REDEEMED                                           (705,709)
     TOTAL  CAPITAL  SHARE  ACTIVITY                       3,053,488

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

SMALL  CAPITALIZATION  PORTFOLIO
STATEMENT  OF  CHANGES  IN  NET  ASSETS

                                                    FROM  INCEPTION,
                                                  NOVEMBER  1,  1999
                                                         THROUGH
                                                       DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS                           1999
OPERATIONS:
     NET  INVESTMENT  INCOME  (LOSS)                      ($100,405)
     NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS          1,266,853
CHANGE  IN  UNREALIZED  APPRECIATION  (DEPRECIATION)      26,949,522

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS                     28,115,970

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  REALIZED  GAIN  ON  INVESTMENTS                  (976,582)

CAPITAL  SHARE  TRANSACTIONS:
     CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)             99,408,414
     SHARES  SOLD                                         39,190,361
     REINVESTMENT  OF  DISTRIBUTIONS                         976,582
     SHARES  REDEEMED                                   (41,138,025)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS             98,437,332

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS             125,576,720

NET  ASSETS
BEGINNING  OF  PERIOD                                              -
END  OF  PERIOD                                         $125,576,720

CAPITAL  SHARE  ACTIVITY
CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)                   2,256,718
SHARES  SOLD                                                 788,324
REINVESTMENT  OF  DISTRIBUTIONS                               17,603
SHARES  REDEEMED                                           (836,863)
     TOTAL  CAPITAL  SHARE  ACTIVITY                       2,225,782

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MIDCAP  GROWTH  PORTFOLIO
STATEMENT  OF  CHANGES  IN  NET  ASSETS

                                                    FROM  INCEPTION,
                                                  NOVEMBER  1,  1999
                                                          THROUGH
                                                       DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS                           1999
OPERATIONS:
     NET  INVESTMENT  INCOME  (LOSS)                        ($6,695)
     NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS          2,012,868
CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)       11,759,660

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS                     13,765,833

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  REALIZED  GAINS                                (1,702,759)

CAPITAL  SHARE  TRANSACTIONS:
     CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)             61,836,665
     SHARES  SOLD                                         10,044,429
     REINVESTMENT  OF  DISTRIBUTIONS                       1,702,758
     SHARES  REDEEMED                                   (10,003,613)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS             63,580,239

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS              75,643,313

NET  ASSETS
BEGINNING  OF  PERIOD                                              -
END  OF  PERIOD                                          $75,643,313

CAPITAL  SHARE  ACTIVITY
CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)                   2,342,298
SHARES  SOLD                                                 344,824
REINVESTMENT  OF  DISTRIBUTIONS                               54,751
SHARES  REDEEMED                                           (340,692)
     TOTAL  CAPITAL  SHARE  ACTIVITY                       2,401,181

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

EMERGING  GROWTH  PORTFOLIO
STATEMENT  OF  CHANGES  IN  NET  ASSETS

                                                    FROM  INCEPTION,
                                                  NOVEMBER  1,  1999
                                                          THROUGH
                                                       DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS                           1999
OPERATIONS:
     NET  INVESTMENT  INCOME  (LOSS)                       ($78,646)
     NET  REALIZED  GAIN  (LOSS)                             345,626
CHANGE  IN  UNREALIZED  APPRECIATION  (DEPRECIATION)      40,068,397

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS                     40,335,377

CAPITAL  SHARE  TRANSACTIONS:
     CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)             84,549,543
     SHARES  SOLD                                          7,719,494
     SHARES  REDEEMED                                    (4,564,137)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS             87,704,900

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS             128,040,277

NET  ASSETS
BEGINNING  OF  PERIOD                                              -
END  OF  PERIOD                                         $128,040,277

CAPITAL  SHARE  ACTIVITY
CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)                   3,274,576
SHARES  SOLD                                                 253,139
SHARES  REDEEMED                                           (146,054)
     TOTAL  CAPITAL  SHARE  ACTIVITY                       3,381,661

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

RESEARCH  PORTFOLIO
STATEMENT  OF  CHANGES  IN  NET  ASSETS

                                                    FROM  INCEPTION,
                                                  NOVEMBER  1,  1999
                                                             THROUGH
                                                       DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS                           1999
OPERATIONS:
     NET  INVESTMENT  INCOME  (LOSS)                        ($1,699)
     NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS            356,212
CHANGE  IN  UNREALIZED  APPRECIATION  (DEPRECIATION)       3,084,589

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS                      3,439,102

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  REALIZED  GAIN                                   (294,543)

CAPITAL  SHARE  TRANSACTIONS:
     CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)             22,806,495
     SHARES  SOLD                                          1,685,017
     REINVESTMENT  OF  DISTRIBUTIONS                         294,543
     SHARES  REDEEMED                                    (2,001,736)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS             22,784,319

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS              25,928,878

NET  ASSETS
BEGINNING  OF  PERIOD                                              -
END  OF  PERIOD                                          $25,928,878

CAPITAL  SHARE  ACTIVITY
CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)                   1,126,803
SHARES  SOLD                                                  80,339
REINVESTMENT  OF  DISTRIBUTIONS                               12,902
SHARES  REDEEMED                                            (92,385)
     TOTAL  CAPITAL  SHARE  ACTIVITY                       1,127,659

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

GROWTH  WITH  INCOME  PORTFOLIO
STATEMENT  OF  CHANGES  IN  NET  ASSETS

                                                    FROM  INCEPTION,
                                                  NOVEMBER  1,  1999
                                                             THROUGH
                                                       DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS                           1999
OPERATIONS:
     NET  INVESTMENT  INCOME  (LOSS)                         $24,813
     NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS            (3,258)
CHANGE  IN  UNREALIZED  APPRECIATION  (DEPRECIATION)       1,525,738

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS                      1,547,293

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  INVESTMENT  INCOME                                (16,767)

CAPITAL  SHARE  TRANSACTIONS:
     CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)             33,614,544
     SHARES  SOLD                                            650,473
     REINVESTMENT  OF  DISTRIBUTIONS                          16,767
     SHARES  REDEEMED                                    (1,070,199)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS             33,211,585

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS              34,742,111

NET  ASSETS
BEGINNING  OF  PERIOD                                              -
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME
     OF  $6,869)                                         $34,742,111

CAPITAL  SHARE  ACTIVITY
CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)                   1,660,798
SHARES  SOLD                                                  31,786
REINVESTMENT  OF  DISTRIBUTIONS                                  795
SHARES  REDEEMED                                            (52,317)
     TOTAL  CAPITAL  SHARE  ACTIVITY                       1,641,062

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

INDEX  500  PORTFOLIO
STATEMENT  OF  CHANGES  IN  NET  ASSETS

                                                    FROM  INCEPTION,
                                                  NOVEMBER  1,  1999
                                                             THROUGH
                                                       DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS                           1999
OPERATIONS:
     NET  INVESTMENT  INCOME  (LOSS)                        $386,391
     NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS            631,467
CHANGE  IN  UNREALIZED  APPRECIATION  (DEPRECIATION)      14,401,244

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS                     15,419,102

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  INVESTMENT  INCOME                               (305,802)

CAPITAL  SHARE  TRANSACTIONS:
     CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)            189,593,992
     SHARES  SOLD                                         17,091,074
     REINVESTMENT  OF  DISTRIBUTIONS                         305,798
     SHARES  REDEEMED                                   (15,232,285)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS            191,758,579

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS             206,871,879

NET  ASSETS
BEGINNING  OF  PERIOD                                              -
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME
     OF  $80,589)                                       $206,871,879

CAPITAL  SHARE  ACTIVITY
CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)                   1,223,108
SHARES  SOLD                                                 105,970
REINVESTMENT  OF  DISTRIBUTIONS                                1,834
SHARES  REDEEMED                                            (94,377)
     TOTAL  CAPITAL  SHARE  ACTIVITY                       1,236,535

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MONEY  MARKET  PORTFOLIO
STATEMENT  OF  CHANGES  IN  NET  ASSETS

                                                    FROM  INCEPTION,
                                                  OCTOBER  29,  1999
                                                             THROUGH
                                                       DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS                           1999
OPERATIONS:
     NET  INVESTMENT  INCOME                              $1,641,990

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS                      1,641,990

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  INVESTMENT  INCOME                             (1,640,176)

CAPITAL  SHARE  TRANSACTIONS:
     CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)            172,785,829
     SHARES  SOLD                                        263,478,740
     REINVESTMENT  OF  DISTRIBUTIONS                       1,606,827
     SHARES  REDEEMED                                  (237,935,262)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS            199,936,134

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS             199,937,948

NET  ASSETS
BEGINNING  OF  PERIOD                                              -
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME
     OF  $1,814)                                        $199,937,948

CAPITAL  SHARE  ACTIVITY
CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)                 172,785,829
SHARES  SOLD                                             263,478,740
REINVESTMENT  OF  DISTRIBUTIONS                            1,606,827
SHARES  REDEEMED                                       (237,935,262)
     TOTAL  CAPITAL  SHARE  ACTIVITY                     199,936,134

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  --  SIGNIFICANT  ACCOUNTING  POLICIES

GENERAL:  THE  AMERITAS  PORTFOLIOS  (THE  "PORTFOLIOS"),  A  SERIES  OF CALVERT
VARIABLE SERIES, INC. ("CVS" OR THE "FUND"). THE FUND IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS AN OPEN-END MANAGEMENT INVESTMENT COMPANY. THE INCOME & GROWTH, GROWTH, SMALL CAPITALIZATION, MIDCAP GROWTH AND EMERGING GROWTH PORTFOLIOS ARE REGISTERED AS DIVERSIFIED PORTFOLIOS. THE RESEARCH, GROWTH WITH INCOME, INDEX 500 AND MONEY MARKET PORTFOLIOS ARE REGISTERED AS NON-DIVERSIFIED PORTFOLIOS. THE OPERATIONS OF EACH SERIES OF THE FUND ARE ACCOUNTED FOR SEPARATELY. THE FUND OFFERS ITS SHARES, WITHOUT SALES CHARGE, ONLY FOR PURCHASE BY INSURANCE COMPANIES FOR ALLOCATION TO THEIR VARIABLE ACCOUNTS.

AS OF NOVEMBER 1, 1999, NINE INVESTMENT OFFERINGS OF AMERITAS VARIABLE LIFE INSURANCE COMPANY'S ("EXISTING FUNDS") BECAME THE AMERITAS PORTFOLIOS WITHIN THE FUND. EACH OF THE AMERITAS PORTFOLIOS HAVE INVESTMENT OBJECTIVES AND POLICIES THAT ARE SUBSTANTIALLY THE SAME OR SUFFICIENTLY SIMILAR TO THE INVESTMENT
OBJECTIVES AND POLICIES OF ONE OF THE EXISTING FUNDS INVOLVED IN THE SUBSTITUTIONS (EACH, A "REPLACED FUND"). THE SUBSTITUTIONS WERE EFFECTED BY REDEEMING SHARES OF THE REPLACED FUNDS AT RELATIVE NET ASSET VALUE AND USING THE PROCEEDS TO PURCHASE SHARES OF THE AMERITAS PORTFOLIOS AT NET ASSET VALUE ON THE DATE THE SUBSTITUTIONS TOOK PLACE. THE PROCEEDS OF SUCH EXISTING FUNDS
REDEMPTIONS' WERE EFFECTED THROUGH A COMBINATION OF CASH AND IN-KIND TRANSACTIONS. ALL REDEMPTIONS AND PURCHASES WERE EFFECTED IN ACCORDANCE WITH RULE 22C-1 UNDER THE INVESTMENT COMPANY ACT OF 1940.

SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH THE LAST SALE PRICE IS NOT AVAILABLE ARE VALUED AT THE MOST RECENT BID PRICE OR BASED ON A YIELD EQUIVALENT OBTAINED FROM THE SECURITIES' MARKET MAKER. FOREIGN SECURITY PRICES, FURNISHED BY QUOTATION SERVICES IN THE SECURITY'S LOCAL CURRENCY, ARE TRANSLATED USING THE CURRENT U.S. DOLLAR EXCHANGE RATE. ALL SECURITIES HELD BY MONEY MARKET ARE VALUED AT
AMORTIZED COST, WHICH APPROXIMATES MARKET. RESTRICTED SECURITIES AND OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.

REPURCHASE AGREEMENTS: THE PORTFOLIO MAY ENTER INTO REPURCHASE AGREEMENTS WITH RECOGNIZED FINANCIAL INSTITUTIONS OR REGISTERED BROKER/DEALERS AND, IN ALL INSTANCES, HOLDS UNDERLYING SECURITIES WITH A VALUE EXCEEDING THE TOTAL REPURCHASE PRICE, INCLUDING ACCRUED INTEREST. ALTHOUGH RISK IS MITIGATED BY THE COLLATERAL, THE PORTFOLIO COULD EXPERIENCE A DELAY IN RECOVERING ITS VALUE AND POSSIBLE LOSS OF INCOME OR VALUE IF THE COUNTERPARTY FAILS TO PERFORM IN ACCORDANCE WITH THE TERMS OF THE AGREEMENT.

FUTURES CONTRACTS: THE PORTFOLIO MAY ENTER INTO FUTURES CONTRACTS AGREEING TO BUY OR SELL A FINANCIAL INSTRUMENT FOR A SET PRICE AT A FUTURE DATE. THE PORTFOLIO MAINTAINS SECURITIES WITH A VALUE EQUAL TO ITS OBLIGATION UNDER EACH CONTRACT. INITIAL MARGIN DEPOSITS OF EITHER CASH OR SECURITIES ARE MADE UPON ENTERING FUTURES CONTRACTS; THEREAFTER, VARIATION MARGIN PAYMENTS ARE MADE OR RECEIVED DAILY REFLECTING THE CHANGE IN MARKET VALUE. UNREALIZED OR REALIZED GAINS AND LOSSES ARE RECOGNIZED BASED ON THE CHANGE IN MARKET VALUE. RISKS OF FUTURES CONTRACTS ARISE FROM THE POSSIBLE ILLIQUIDITY OF THE FUTURES MARKETS AND THE MOVEMENT IN THE VALUE OF THE INVESTMENT OR IN INTEREST RATES.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE OR, IN THE CASE OF DIVIDENDS ON CERTAIN FOREIGN SECURITIES, AS SOON AS THE PORTFOLIO IS INFORMED OF THE EX-DIVIDEND DATE. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.

FOREIGN CURRENCY TRANSACTIONS: THE PORTFOLIO'S ACCOUNTING RECORDS ARE MAINTAINED IN U.S. DOLLARS. FOR VALUATION OF ASSETS AND LIABILITIES ON EACH DATE OF NET ASSET VALUE DETERMINATION, FOREIGN DENOMINATIONS ARE CONVERTED INTO U. S. DOLLARS USING THE CURRENT EXCHANGE RATE. SECURITY TRANSACTIONS, INCOME AND EXPENSES ARE TRANSLATED AT THE PREVAILING RATE OF EXCHANGE ON THE DATE OF THE EVENT. THE EFFECT OF CHANGES IN FOREIGN EXCHANGE RATES ON SECURITIES IS INCLUDED WITH THE NET REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS.

DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME AND
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.

ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.

EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS.

FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS TAXABLE EARNINGS.

NOTE  B  -  RELATED  PARTY  TRANSACTIONS

AMERITAS INVESTMENT CORP. ("AIC") (THE "ADVISOR") IS A WHOLLY-OWNED SUBSIDIARY OF AMAL CORPORATION, A NEBRASKA STOCK COMPANY, WHICH IN TURN IS A JOINT VENTURE OF AMERITAS LIFE INSURANCE CORP. ("ALIC"), A STOCK LIFE INSURANCE COMPANY. ALIC IS WHOLLY-OWNED BY AMERITAS HOLDING COMPANY, WHICH IN TURN, IS WHOLLY-OWNED BY AMERITAS MUTUAL INSURANCE HOLDING COMPANY. PURSUANT TO A MERGER EFFECTIVE JANUARY 1, 1999, AMERITAS MUTUAL INSURANCE HOLDING COMPANY MERGED WITH ACACIA MUTUAL HOLDING CORPORATION TO FORM AMERITAS ACACIA MUTUAL HOLDING COMPANY. BOTH AIC AND CALVERT GROUP, LTD. ("CALVERT"), ARE INDIRECTLY OWNED SUBSIDIARIES OF THIS NEW ENTITY.

THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE PORTFOLIO. FOR ITS SERVICES, THE ADVISOR RECEIVES MONTHLY FEES BASED ON THE FOLLOWING ANNUAL RATES OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS:


INCOME  AND  GROWTH         .625%
GROWTH                       .75%
SMALL  CAPITALIZATION        .85%
MIDCAP  GROWTH               .80%
EMERGING  GROWTH             .75%
RESEARCH                     .75%
GROWTH  WITH  INCOME         .75%
INDEX  500                   .24%
MONEY  MARKET                .20%

THE PORTFOLIO'S AGGREGATE EXPENSES ARE LIMITED FOR A PERIOD OF ONE YEAR FOLLOWING NOVEMBER 1, 1999 (OCTOBER 29, 1999 FOR MONEY MARKET) AS REFLECTED IN THE TABLE BELOW.


INCOME  AND  GROWTH         .68%
GROWTH                      .79%
SMALL  CAPITALIZATION       .90%
MIDCAP  GROWTH              .84%
EMERGING  GROWTH            .85%
RESEARCH                    .86%
GROWTH  WITH  INCOME        .88%
INDEX  500                  .28%
MONEY  MARKET               .26%

AS A RESULT OF THE EXPENSE GUARANTEE, THE ADVISOR CONTRACTUALLY REIMBURSED INCOME & GROWTH, GROWTH, SMALL CAPITALIZATION, MIDCAP GROWTH, EMERGING GROWTH, RESEARCH, GROWTH WITH INCOME, INDEX 500 AND MONEY MARKET EXPENSES OF $13,526, $35,281, $19,219, $15,191, $21,431, $21,930, $21,396, $38,459 AND $19,277,
RESPECTIVELY  AT  DECEMBER  31,  1999.

THE ADVISOR MAY RECAPTURE FEES WAIVED AND/OR EXPENSES REIMBURSED FOLLOWING THE EXPIRATION OF THE INITIAL FEE CAP PERIOD. SUCH RECAPTURE WOULD ONLY BE PERMITTED, AFTER TAKING INTO ACCOUNT THE FEE RECAPTURE, TO THE EXTENT THAT THE EXPENSE RATIO OF THE RELEVANT PORTFOLIOS DOES NOT EXCEED THE PRIOR EXPENSE RATIO. IN ADDITION, SUCH RECAPTURE WILL ONLY BE AVAILABLE UNTIL THE SECOND ANNIVERSARY OF THE END OF THE INITIAL FEE CAP PERIOD.

CALVERT ADMINISTRATIVE SERVICES COMPANY ("CASC"), A SUBSIDIARY OF CALVERT AND ACACIA MUTUAL, PROVIDES ADMINISTRATIVE SERVICES FOR THE PORTFOLIOS. FOR ITS
SERVICES, CASC RECEIVES AN ANNUAL FEE, PAYABLE MONTHLY, OF .05% OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, OR A MINIMUM OF $50,000 PER PORTFOLIO. CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), A SUBSIDIARY OF CALVERT AND ACACIA MUTUAL, ACTS AS SHAREHOLDER SERVICING AGENT FOR THE PORTFOLIOS. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.

EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $1,500 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $15,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. DIRECTOR'S FEES ARE ALLOCATED TO EACH OF THE PORTFOLIOS SERVED.

NOTE  C  -  INVESTMENT  ACTIVITY

DURING THE YEAR, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE:
            INCOME &                         SMALL            MIDCAP
            GROWTH        GROWTH        CAPITALIZATION        GROWTH
PURCHASES: $12,537,243   $33,403,020     $22,977,558     $15,834,738
SALES:      13,882,008    32,156,602      24,683,515      14,044,385


           EMERGING                          GROWTH            INDEX
            GROWTH         RESEARCH     WITH INCOME              500
PURCHASES: $20,684,125   $4,163,745       $7,848,757     $13,129,445
SALES:      19,136,407    3,957,396        5,401,639       8,955,619

MONEY  MARKET  HELD  ONLY  SHORT-TERM  INVESTMENTS.

THE COST OF INVESTMENTS OWNED AT DECEMBER 31, 1999, WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX PURPOSES AND FINANCIAL REPORTING PURPOSES. THE FOLLOWING TABLE PRESENTS THE COMPONENTS OF NET UNREALIZED APPRECIATION (DEPRECIATION) AS OF DECEMBER 31, 1999 AND THE NET REALIZED CAPITAL LOSS CARRYFORWARDS AS OF DECEMBER 31, 1999 WITH EXPIRATION DATES:
                  UNREALIZED  UNREALIZED    CAPITAL LOSS  EXPIRATION
                APPRECIATION (DEPRECIATION)  CARRYFORWARD      DATES
INCOME AND GROWTH   $16,226,568    $776,241            -           -
GROWTH               31,543,723   4,199,921     $228,348        2007
SMALL CAPITALIZATION 29,142,126   2,192,604            -           -
MIDCAP GROWTH        12,683,412     923,752            -           -
EMERGING GROWTH      40,533,528     458,968            -           -
RESEARCH              3,918,531     833,997            -           -
GROWTH WITH INCOME    3,229,430   1,704,042            -           -
INDEX 500            22,669,092   8,267,848            -           -

CAPITAL LOSSES MAY BE UTILIZED TO OFFSET CURRENT AND FUTURE CAPITAL GAINS UNTIL EXPIRATION.
THE PORTFOLIOS MAY ENGAGE IN INTERPORTFOLIO PURCHASE AND SALES TRANSACTIONS WITH OTHER PORTFOLIOS. FOR THE MONEY MARKET PORTFOLIO, THESE TRANSACTIONS ARE PRIMARILY USED FOR CASH MANAGEMENT NEEDS. FOR THE PERIOD ENDED DECEMBER 31, 1999, THE GROWTH WITH INCOME AND MONEY MARKET PORTFOLIOS ENGAGED IN INTERPORTFOLIO TRANSACTIONS. THESE TRANSACTIONS WERE EXECUTED AT INDEPENDENTLY DERIVED PRICES PURSUANT TO RULE 17A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940. NOTE D - LINE OF CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE PORTFOLIOS HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT DECEMBER 31, 1999.




TAX  INFORMATION  (UNAUDITED)

FOR CORPORATE SHAREHOLDERS OF THE GROWTH, GROWTH WITH INCOME AND INDEX 500 PORTFOLIOS, A TOTAL OF 100% OF THE ORDINARY DIVIDENDS PAID DURING THE TAXABLE
YEAR  ENDED  DECEMBER  31,  1999  QUALIFY  FOR  THE DIVIDEND RECEIVED DEDUCTION.

FINANCIAL  HIGHLIGHTS



                                                       PERIOD  ENDED
                                                       DECEMBER  31,
INCOME  AND  GROWTH  PORTFOLIO                                 1999^
NET  ASSET  VALUE,  BEGINNING                                 $13.83
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                                       -
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)               4.03
          TOTAL  FROM  INVESTMENT  OPERATIONS                   4.03
DISTRIBUTIONS  FROM
     NET  REALIZED  GAINS                                      (.51)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE              3.52
NET  ASSET  VALUE,  ENDING                                    $17.35

TOTAL  RETURN                                                 29.14%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                             (.09%)  (A)
     TOTAL  EXPENSES                                       .79%  (A)
     EXPENSES  BEFORE  OFFSETS                             .68%  (A)
     NET  EXPENSES                                         .68%  (A)
PORTFOLIO  TURNOVER                                              18%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                        $80,385
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                                   4,633





                                                       PERIOD  ENDED
                                                       DECEMBER  31,
GROWTH  PORTFOLIO                                              1999^
NET  ASSET  VALUE,  BEGINNING                                 $56.04
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                                     .01
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)               8.79
          TOTAL  FROM  INVESTMENT  OPERATIONS                   8.80
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                                   (.01)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE              8.79
NET  ASSET  VALUE,  ENDING                                    $64.83

TOTAL  RETURN                                                 15.70%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                               .12%  (A)
     TOTAL  EXPENSES                                       .90%  (A)
     EXPENSES  BEFORE  OFFSETS                             .79%  (A)
     NET  EXPENSES                                         .79%  (A)
PORTFOLIO  TURNOVER                                              18%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                       $197,953
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                                   3,053

FINANCIAL  HIGHLIGHTS



                                                      PERIOD  ENDED
                                                      DECEMBER  31,
SMALL  CAPITALIZATION  PORTFOLIO                              1999^
NET  ASSET  VALUE,  BEGINNING                                $44.05
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                                 (0.05)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)             12.86
          TOTAL  FROM  INVESTMENT  OPERATIONS                 12.81
DISTRIBUTIONS  FROM
     NET  REALIZED  GAINS                                    (0.44)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE            12.37
NET  ASSET  VALUE,  ENDING                                   $56.42

TOTAL  RETURN                                                29.10%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                             (.54%) (A)
     TOTAL  EXPENSES                                      1.00% (A)
     EXPENSES  BEFORE  OFFSETS                             .90% (A)
     NET  EXPENSES                                         .90% (A)
PORTFOLIO  TURNOVER                                             21%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                      $125,577
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                                  2,226






                                                      PERIOD  ENDED
                                                      DECEMBER  31,
MIDCAP  GROWTH  PORTFOLIO                                     1999^
NET  ASSET  VALUE,  BEGINNING                                $26.40
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)                              -
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)              5.82
          TOTAL  FROM  INVESTMENT  OPERATIONS                  5.82
DISTRIBUTIONS  FROM
     NET  REALIZED  GAINS                                    (0.72)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE             5.10
NET  ASSET  VALUE,  ENDING                                   $31.50

TOTAL  RETURN                                                22.09%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                             (.06%) (A)
     TOTAL  EXPENSES                                      0.97% (A)
     EXPENSES  BEFORE  OFFSETS                            0.84% (A)
     NET  EXPENSES                                        0.84% (A)
PORTFOLIO  TURNOVER                                             21%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                       $75,643
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                                  2,401

FINANCIAL  HIGHLIGHTS


                                                       PERIOD  ENDED
                                                       DECEMBER  31,
EMERGING  GROWTH  PORTFOLIO                                    1999^
NET  ASSET  VALUE,  BEGINNING                                 $25.82
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)                           (.02)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)              12.06
          TOTAL  FROM  INVESTMENT  OPERATIONS                  12.04
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE             12.04
NET  ASSET  VALUE,  ENDING                                    $37.86

TOTAL  RETURN                                                 46.63%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                              (.45%) (A)
     TOTAL  EXPENSES                                        .98% (A)
     EXPENSES  BEFORE  OFFSETS                              .86% (A)
     NET  EXPENSES                                          .85% (A)
PORTFOLIO  TURNOVER                                              18%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                       $128,040
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                                   3,382






                                                       PERIOD  ENDED
                                                       DECEMBER  31,
RESEARCH  PORTFOLIO                                            1999^
NET  ASSET  VALUE,  BEGINNING                                 $20.24
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                                       -
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)               3.01
          TOTAL  FROM  INVESTMENT  OPERATIONS                   3.01
DISTRIBUTIONS  FROM
     NET  REALIZED  GAINS                                     (0.26)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE              2.75
NET  ASSET  VALUE,  ENDING                                    $22.99

TOTAL  RETURN                                                 14.90%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                              (.04%) (A)
     TOTAL  EXPENSES                                       1.42% (A)
     EXPENSES  BEFORE  OFFSETS                              .89% (A)
     NET  EXPENSES                                          .86% (A)
PORTFOLIO  TURNOVER                                              16%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                        $25,929
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                                   1,128

FINANCIAL  HIGHLIGHTS


                                                       PERIOD  ENDED
                                                       DECEMBER  31,
GROWTH  WITH  INCOME  PORTFOLIO                                1999^
NET  ASSET  VALUE,  BEGINNING                                 $20.24
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                                     .02
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)                .92
          TOTAL  FROM  INVESTMENT  OPERATIONS                    .94
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                                   (.01)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE               .93
NET  ASSET  VALUE,  ENDING                                    $21.17

TOTAL  RETURN                                                  4.65%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                                .44% (A)
     TOTAL  EXPENSES                                       1.26% (A)
     EXPENSES  BEFORE  OFFSETS                              .88% (A)
     NET  EXPENSES                                          .88% (A)
PORTFOLIO  TURNOVER                                              16%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                        $34,742
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                                   1,641







                                                       PERIOD  ENDED
                                                       DECEMBER  31,
INDEX  500  PORTFOLIO                                          1999^
NET  ASSET  VALUE,  BEGINNING                                $155.01
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                                     .31
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)              12.23
          TOTAL  FROM  INVESTMENT  OPERATIONS                  12.54
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                                   (.25)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE             12.29
NET  ASSET  VALUE,  ENDING                                   $167.30

TOTAL  RETURN                                                  8.09%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                               1.16% (A)
     TOTAL  EXPENSES                                        .40% (A)
     EXPENSES  BEFORE  OFFSETS                              .29% (A)
     NET  EXPENSES                                          .28% (A)
PORTFOLIO  TURNOVER                                               5%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                       $206,872
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                                   1,237

FINANCIAL  HIGHLIGHTS



                                                       PERIOD  ENDED
                                                       DECEMBER  31,
MONEY  MARKET  PORTFOLIO                                      1999^^
NET  ASSET  VALUE,  BEGINNING                                  $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                                     .01
          TOTAL  FROM  INVESTMENT  OPERATIONS                    .01
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                                 (  .01)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE                 -
NET  ASSET  VALUE,  ENDING                                     $1.00

TOTAL  RETURN                                                   .99%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                               5.67% (A)
     TOTAL  EXPENSES                                       .33%  (A)
     EXPENSES  BEFORE  OFFSETS                              .26% (A)
     NET  EXPENSES                                          .26% (A)
NET  ASSETS,  ENDING  (IN  THOUSANDS)                       $199,938
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                                 199,936

(A)  ANNUALIZED

^     FROM  NOVEMBER  1,  1999  INCEPTION.
^^    FROM  OCTOBER  29,  1999  INCEPTION.